UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-06139

Name of Fund:  BBH Fund, Inc.

		BBH Pacific Basin Equity Fund
		BBH European Equity Fund
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund




Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
			  Michael D. Martins, Principal Financial Officer, BBH Fund, Inc., 40 Water Street,
	Boston, MA,  01915.
  	Mailing address:
	 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 10/31/03

Date of reporting period: 11/01/02 - 10/31/03

Item 1 - Attach shareholder report

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
OCTOBER 31, 2003


BBH PACIFIC BASIN EQUITY FUND

BBH PACIFIC BASIN EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

  SHARES                                                                     VALUE
  ------                                                                     -----
             COMMON STOCKS (94.7%)
             AUSTRALIA (9.9%)
             CONSUMER STAPLES
   130,890   Foster's Group, Ltd.                                         $    423,353
                                                                          ------------

             FINANCE
    23,560   Commonwealth Bank of Australia                                    458,551
    21,992   National Australia Bank, Ltd.                                     476,129
                                                                          ------------
                                                                               934,680
                                                                          ------------

             MATERIALS
    51,350   Amcor, Ltd.                                                       308,915
    77,775   BHP Billiton, Ltd.                                                645,130
                                                                          ------------
                                                                               954,045
                                                                          ------------
             TOTAL AUSTRALIA                                                 2,312,078
                                                                          ============

             HONG KONG (9.7%)
             CONSUMER DISCRETIONARY
   643,500   Brilliance China Automotive Holdings, Ltd.                        271,297
   168,800   Li & Fung, Ltd.                                                   283,575
                                                                          ------------
                                                                               554,872
                                                                          ------------

             CONSUMER STAPLES
   136,390   Asia Foods, Ltd.(1),(2)                                            87,290
                                                                          ------------

             FINANCE
    26,300   Hang Seng Bank, Ltd.                                              328,407
    65,800   Sun Hung Kai Properties, Ltd.                                     552,703
                                                                          ------------
                                                                               881,110
                                                                          ------------

             HEALTH CARE
   314,000   China Pharmaceutical Group, Ltd.                                  107,118
                                                                          ------------

             INDUSTRIALS
    65,440   Hutchison Whampoa, Ltd.                                           505,452
                                                                          ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                                     VALUE
  ------                                                                     -----
             COMMON STOCKS (CONTINUED)
             HONG KONG (CONTINUED)
             TELECOMMUNICATIONS
    47,300   China Mobile (Hong Kong), Ltd.                               $    134,262
                                                                          ------------
             TOTAL HONG KONG                                                 2,270,104
                                                                          ------------

             INDIA (1.3%)
             INFORMATION TECHNOLOGY
     3,664   Infosys Technologies, Ltd. ADR                                    310,011
                                                                          ------------
             TOTAL INDIA                                                       310,011
                                                                          ------------

             JAPAN (68.6%)
             CONSUMER DISCRETIONARY
    15,600   Komeri Co., Ltd.                                                  355,317
    52,000   Matsushita Electric Industrial Co., Ltd.                          683,739
    43,200   Nissan Motor Co., Ltd.                                            482,962
     6,300   Nitori Co., Ltd.                                                  400,753
    11,800   Sony Corp.                                                        410,109
    30,000   Toyota Motor Corp.                                                852,087
                                                                          ------------
                                                                             3,184,967
                                                                          ------------

             CONSUMER STAPLES
     6,000   Ito-Yokado Co., Ltd.                                              219,964
    12,000   Kao Corp.                                                         246,098
    24,000   Kirin Brewery Co., Ltd.                                           191,434

    21,000   Shiseido Co., Ltd.                                                219,909
                                                                          ------------
                                                                               877,405
                                                                          ------------

             FINANCE
    21,000   Credit Saison Co., Ltd.                                           438,294
        85   Mitsubishi Tokyo Financial Group, Inc.                            609,347
       124   Mizuho Financial Group, Inc.(3)                                   302,686
    51,000   Nomura Holdings, Inc.                                             873,757
    11,480   Orix Corp.                                                        963,611
                                                                          ------------
                                                                             3,187,695
                                                                          ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                                     VALUE
  ------                                                                     -----
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             HEALTH CARE
    16,600   Eisai Co., Ltd.                                              $    388,639
    10,900   Takeda Chemical Industries, Ltd.                                  384,764
                                                                          ------------
                                                                               773,403
                                                                          ------------

             INDUSTRIALS
    34,000   Dai Nippon Printing Co., Ltd.                                     523,884
    10,200   Fanuc, Ltd.                                                       611,815
    52,000   Mitsubishi Corp.                                                  538,403
   103,000   Nippon Express Co., Ltd.                                          463,593
     2,400   SMC Corp.                                                         288,131
    98,000   Sumitomo Corp.                                                    678,530
                                                                          ------------
                                                                             3,104,356
                                                                          ------------

             INFORMATION TECHNOLOGY
    16,000   Canon, Inc.                                                       772,414
     7,200   CSK Corp.                                                         271,797
     9,100   Hoya Corp.                                                        821,642
    71,000   NEC Corp.                                                         625,599
     4,300   Tokyo Electron, Ltd.                                              307,477
                                                                          ------------
                                                                             2,798,929
                                                                          ------------

             MATERIALS
    18,800   Shin-Etsu Chemical Co., Ltd.                                      697,750
                                                                          ------------

             TELECOMMUNICATIONS
       102   Nippon Telegraph & Telephone Corp.                                454,464
       307   NTT DoCoMo, Inc.                                                  663,031
                                                                          ------------
                                                                             1,117,495
                                                                          ------------

             UTILITIES
   100,000   Tokyo Gas Co., Ltd.                                               342,105
                                                                          ------------
             TOTAL JAPAN                                                    16,084,105
                                                                          ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                                     VALUE
  ------                                                                     -----
             COMMON STOCKS (CONTINUED)
             SINGAPORE (2.3%)
             CONSUMER DISCRETIONARY
    16,200   Singapore Press Holdings, Ltd.                               $    183,430
                                                                          ------------

             FINANCE
    49,750   Oversea-Chinese Banking Corp., Ltd.                               345,992
                                                                          ------------
             TOTAL SINGAPORE                                                   529,422
                                                                          ------------

             SOUTH KOREA (1.6%)
             MATERIALS
    13,000   Pohang Iron & Steel Co., Ltd. (POSCO) ADR                         376,740
                                                                          ------------
             TOTAL SOUTH KOREA                                                 376,740
                                                                          ------------

             TAIWAN (1.3%)
             INFORMATION TECHNOLOGY
    27,163   Taiwan Semiconductor Manufacturing Co., Ltd. ADR(3)               300,423
                                                                          ------------
             TOTAL TAIWAN                                                      300,423
                                                                          ------------

TOTAL INVESTMENTS (IDENTIFIED COST $15,730,574)(4)                 94.7%  $ 22,182,883
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                      5.3      1,244,902
                                                                  -----   ------------
NET ASSETS                                                        100.0%  $ 23,427,785
                                                                  =====   ============

(1) RESTRICTED SECURITY - TOTAL MARKET VALUE OF THE RESTRICTED SECURITY OWNED AT OCTOBER 31, 2003 WAS $87,290, OR 0.4% NET ASSETS. ACQUIRED ON DECEMBER 13,

    1999 AT A COST OF $220,952.

(2) ILLIQUID SECURITY.

(3) NON-INCOME PRODUCING SECURITY.

(4) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS 18,008,097, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,257,215, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $82,429, RESULTING IN NET UNREALIZED APPRECIATION OF $4,174,786.

    ADR - AMERICAN DEPOSITARY RECEIPT.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
   Investments in securities, at value (identified cost $15,730,574)               $   22,182,883
   Collateral for securities loaned, at fair value                                        465,560
   Receivable for:
     Capital stock sold                                                                 1,193,570
     Investment securities sold                                                         1,029,022
     Dividends                                                                             62,229
                                                                                   --------------
       TOTAL ASSETS                                                                    24,933,264
                                                                                   --------------

LIABILITIES:
   Due to bank                                                                            989,179
   Payable upon return of securities loaned                                               465,560
   Payables for:
     Investment advisory fees                                                              13,114
     Custody fees                                                                           8,886
     Shareholder servicing/eligible institution fees                                        5,043
     Professional fees                                                                      4,959
     Administrative fees                                                                    3,026
     Board of Directors' fees                                                               1,218
     Accrued expenses and other liabilities                                                14,494
                                                                                   --------------
       TOTAL LIABILITIES                                                                1,505,479
                                                                                   --------------

NET ASSETS                                                                         $   23,427,785
                                                                                   ==============

Net Assets Consist of:
   Paid-in capital                                                                 $   58,412,540
   Distributions in excess of net investment income                                       (39,852)
   Accumulated net realized loss on investments and foreign
     exchange transactions                                                            (41,392,096)
   Net unrealized appreciation on investments and foreign
     currency translations                                                              6,447,193
                                                                                   --------------
Net Assets                                                                         $   23,427,785
                                                                                   ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($23,427,785 DIVIDED BY 1,045,584 shares)                                       $        22.41
                                                                                   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT LOSS:
   INCOME:
     Dividends and other income (net of foreign withholding taxes of $36,468)      $      466,951
     Dividends and other income allocated from Portfolio (net of foreign
       withholding taxes of $1,215)                                                         4,682
     Expenses allocated from Portfolio                                                     (5,345)
                                                                                   --------------
       TOTAL INCOME                                                                       466,288
                                                                                   --------------

   EXPENSES:
     Investment advisory fees                                                             190,580
     Custody fees                                                                         109,627
     Shareholder servicing/eligible institution fees                                       74,705

     Professional fees                                                                     59,724
     Administrative fees                                                                   44,050
     Board of Directors' fees                                                               8,949
     Miscellaneous expenses                                                                53,793
                                                                                   --------------
       TOTAL EXPENSES                                                                     541,428
       Fees paid indirectly                                                                  (778)
                                                                                   --------------
       NET EXPENSES                                                                       540,650
                                                                                   --------------
   NET INVESTMENT LOSS                                                                    (74,362)
                                                                                   --------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized loss on investments                                                    (3,917,531)
   Net realized loss on foreign exchange transactions                                    (168,199)
   Net realized gain on investments and foreign exchange transactions allocated
     from Portfolio                                                                       109,716
                                                                                   --------------
     Net realized loss                                                                 (3,976,014)
                                                                                   --------------
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency translations                                                  9,910,010
                                                                                   --------------
       NET REALIZED AND UNREALIZED GAIN                                                 5,933,996
                                                                                   --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    5,859,634
                                                                                   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                              ---------------------------------
                                                                   2003               2002
                                                              --------------     --------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment loss                                      $      (74,362)    $     (191,230)
     Net realized loss on investments and foreign exchange
       transactions                                               (3,976,014)       (10,535,968)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations               9,910,010          5,554,925
                                                              --------------     --------------
     Net increase (decrease) in net assets resulting
       from operations                                             5,859,634         (5,172,273)
                                                              --------------     --------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                     52,587,770         25,188,376
     Net cost of capital stock redeemed                          (68,681,254)       (27,328,730)
                                                              --------------     --------------
       Net decrease in net assets resulting from capital
         stock transactions                                      (16,093,484)        (2,140,354)
                                                              --------------     --------------
       Total decrease in net assets                              (10,233,850)        (7,312,627)

NET ASSETS:
   Beginning of year                                              33,661,635         40,974,262
                                                              --------------     --------------
   END OF YEAR (including distributions in excess of
     net income of $39,852 and $1,343,274, respectively)      $   23,427,785     $   33,661,635
                                                              ==============     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                              FOR THE YEARS ENDED OCTOBER 31,
                                                ------------------------------------------------------------
                                                  2003         2002         2001         2000         1999
                                                --------     --------     --------     --------     --------
Net asset value, beginning of year              $  18.58     $  21.76     $  35.47     $  38.77     $  20.31
Income from investment operations:
   Net investment loss(1)                          (0.05)       (0.12)       (0.23)       (0.31)       (0.17)
   Net realized and unrealized gain (loss)          3.88        (3.06)      (12.55)       (0.89)       18.63

Less dividends and distributions:
   In excess of net investment income                  -            -        (0.93)       (2.10)           -
                                                --------     --------     --------     --------     --------
Net asset value, end of year                    $  22.41     $  18.58     $  21.76     $  35.47     $  38.77
                                                ========     ========     ========     ========     ========

Total return                                       20.61%      (14.61)%     (36.88)%      (3.81)%      90.89%

Ratios/Supplemental data:
   Net assets, end of year (000's omitted)      $ 23,428     $ 33,662     $ 40,974     $ 89,111     $ 80,411
   Expenses as a percentage of average
     net assets:
     Expenses paid by Fund(2)                       1.83%        1.67%        1.56%        1.47%        1.39%
     Expenses offset arrangement                    0.00%(3)     0.02%        0.06%        0.01%           -
                                                --------     --------     --------     --------     --------
       Total expenses                               1.83%        1.69%        1.62%        1.48%        1.39%
   Ratio of net investment loss to average
     net assets                                    (0.25)%      (0.54)%      (0.79)%      (0.70)%      (0.58)%
   Portfolio turnover rate                            76%(4)       38%(5)       40%(5)       76%(5)       97%

----------
(1) CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) INCLUDES THE FUND'S SHARE OF EXPENSES PAID BY THE PORTFOLIO AND EXPENSE OFFSET ARRANGEMENT.

(3) LESS THAN 0.01%.

(4) PORTFOLIO TURNOVER RATE IS A WEIGHTED AVERAGE OF THE FUND'S PORTFOLIO TURNOVER AND THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED THROUGH NOVEMBER 5, 2002.

5)  PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Pacific Basin Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 1, 1990.

    Prior to November 5, 2002, the Fund invested substantially all of its assets in the BBH Pacific Basin Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On November 5, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to November 5, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

    A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

    B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

    C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

    D. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

    E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily. Prior to November 5, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

    F. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

    G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2.  TRANSACTIONS WITH AFFILIATES.

    INVESTMENT ADVISORY FEES. Effective November 5, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the period ended October 31, 2003, the Fund incurred $190,580 for advisory services.

    ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective November 5, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. Prior to November 5, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2003, the Fund incurred $44,050 for administrative services.

    SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2003, the Fund incurred $74,705 for such services.

    CUSTODY FEES. The Fund has entered into a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2003, the Fund incurred $109,627 for custody services. Custody fees were reduced $778 as a result of an expense offset arrangement with the Fund's custodian.

    SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2003, the Fund paid $4,797 to BBH for security lending services.

    BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2003, the Fund incurred $8,949 for these fees.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $22,293,329 and $37,681,231, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SECURITIES ON LOAN. As of October 31, 2003, the Fund had securities on loan with an aggregate market value of $444,624. The Fund received $465,560 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                           FOR THE             FOR THE
                                                         YEAR ENDED          YEAR ENDED
                                                      OCTOBER 31, 2003    OCTOBER 31, 2002
                                                      ----------------    ----------------
Capital stock sold                                        2,901,663           1,232,230
Capital stock redeemed                                   (3,668,227)         (1,303,161)
                                                         ----------          ----------
Net decrease                                               (766,564)            (70,931)
                                                         ==========          ==========

6. FEDERAL INCOME TAX STATUS. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

            EXPIRATION DATE                            AMOUNT
          -------------------                      --------------
           October 31, 2006                        $   17,995,985
           October 31, 2009                             9,981,233
           October 31, 2010                            11,684,593
                                                   --------------
                                                   $   39,661,811
                                                   ==============

    These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of their utilization or expiration.

7. SUBSEQUENT EVENT. On December 10, 2003, the Fund filed a combined registration statement/proxy statement, which will be used to solicitate shareholder approval (or disapproval) of a proposal to reorganize the Fund into the BBH International Equity Fund.

BBH PACIFIC BASIN EQUITY FUND
INDEPENDENT AUDITORS' REPORT

DIRECTORS AND SHAREHOLDERS
BBH PACIFIC BASIN EQUITY FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH Pacific Basin Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Pacific Basin Equity Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP


Boston, Massachusetts
December 19, 2003

BBH PACIFIC BASIN EQUITY FUND
ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $258,282 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                     FOREIGN
                  SOURCE INCOME                     FTC TOTAL:
                  -------------                     ----------
                    $ 527,836                        $ 36,651

BBH PACIFIC BASIN EQUITY FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Pacific Basin markets trended lower for the first half of the fiscal year ended October 31, 2003 as concerns about Japan weighed heavily on investors' minds.(1) A modest economic recovery in Japan was overlooked as continued problems in the banking sector, coupled with heavy selling by Japanese pension plans, exerted downward pressure on the market through late April. The lows reached in late April, however, brought equity valuations back to levels not seen since the early 1980's. From its April low, the Japanese equity market rallied, receiving an extra boost by the Japanese government's rescue of Resona Bank in early June. The 31% rally in Japanese equities from late April through the end of October, coupled with a strengthening yen, produced a 44% dollar-adjusted return for the Morgan Stanley Capital International ("MSCI") Pacific Index in the second half, fully recouping the losses registered earlier in the year. For the fiscal year as a whole, the dollar-adjusted MSCI Pacific Index ("MSCI-PAC")(2), of which Japan represents over 70%, recorded a 33.8% gain. Almost 16 percentage points of that return was the result of currency strength versus the dollar.

Market conditions in Japan, particularly in the first half of the fiscal year, proved exceptionally difficult for the Fund as the corporate selling of proxy pension plan holdings disproportionately affected the large cap segment of the market. The Fund's overweight position in Hong Kong (+33.8% in dollars last year) and its bias towards growth in China contributed positively to performance, as did stock selection in other markets. However, those positive contributions were not sufficient to outweigh the difficulties encountered in Japan.

The Pacific Basin region offered solid economic growth, fueled by demand in China. In Japan, export growth continued, but the engine of growth is shifting to domestic demand, particularly private sector capital investment. Attractive valuations, a good profit outlook and continued low interest rates create an environment favorable for equities.

----------
(1) INTERNATIONAL INVESTING INVOLVES SPECIAL RISKS INCLUDING CURRENCY RISK, INCREASED VOLATILITY OF FOREIGN SECURITIES AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

(2) THE MSCI-PAC IS AN UNMANAGED, MARKET VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE SECURITIES LISTED ON THE STOCK EXCHANGES OF 13 COUNTRIES IN THE PACIFIC AND ASIAN REGIONS. INVESTMENTS CANNOT BE MADE IN AN INDEX.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           GROWTH OF $10,000 INVESTED IN BBH PACIFIC BASIN EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from November 1, 1990 to October 31, 2003 as compared to the MSCI-PAC.

[CHART]

                                PACIFIC BASIN EQUITY FUND(*)       MSCI-PAC
(inception of Fund) 11/1/90                        $  10,000      $  10,000
                 11/30/1990                        $   9,368      $   8,891
                 12/31/1990                        $   9,580      $   9,269
                  1/31/1991                        $   9,940      $   9,559
                  2/28/1991                        $  10,820      $  10,737
                  3/31/1991                        $  10,912      $  10,152
                  4/30/1991                        $  11,312      $  10,413
                  5/31/1991                        $  11,308      $  10,372
                  6/30/1991                        $  11,008      $   9,695
                  7/31/1991                        $  11,296      $  10,021
                  8/31/1991                        $  10,656      $   9,513
                  9/30/1991                        $  10,936      $  10,262
                 10/31/1991                        $  11,060      $  10,698
                 11/30/1991                        $  10,612      $  10,010
                 12/31/1991                        $  10,886      $  10,317
                  1/31/1992                        $  11,095      $   9,917
                  2/29/1992                        $  10,927      $   9,223
                  3/31/1992                        $  10,457      $   8,346
                  4/30/1992                        $  10,776      $   7,963
                  5/31/1992                        $  11,487      $   8,584
                  6/30/1992                        $  11,013      $   7,909
                  7/31/1992                        $  10,326      $   7,799
                  8/31/1992                        $  11,140      $   8,868
                  9/30/1992                        $  10,760      $   8,664
                 10/31/1992                        $  11,254      $   8,359
                 11/30/1992                        $  11,393      $   8,516
                 12/31/1992                        $  11,556      $   8,419
                  1/31/1993                        $  11,437      $   8,403
                  2/28/1993                        $  11,899      $   8,810
                  3/31/1993                        $  12,377      $   9,875
                  4/30/1993                        $  13,288      $  11,448
                  5/31/1993                        $  13,914      $  11,781
                  6/30/1993                        $  13,470      $  11,588
                  7/31/1993                        $  13,584      $  12,273
                  8/31/1993                        $  14,469      $  12,636
                  9/30/1993                        $  14,787      $  12,163
                 10/31/1993                        $  16,883      $  12,434
                 11/30/1993                        $  16,744      $  10,679
                 12/31/1993                        $  20,211      $  11,424
                  1/31/1994                        $  19,470      $  12,746
                  2/28/1994                        $  18,493      $  13,075
                  3/31/1994                        $  16,892      $  12,353
                  4/30/1994                        $  17,103      $  12,887
                  5/31/1994                        $  17,239      $  13,194
                  6/30/1994                        $  16,656      $  13,625
                  7/31/1994                        $  17,261      $  13,333
                  8/31/1994                        $  17,831      $  13,565
                  9/30/1994                        $  17,524      $  13,225
                 10/31/1994                        $  17,471      $  13,560
                 11/30/1994                        $  16,086      $  12,803
                 12/31/1994                        $  15,866      $  12,889
                  1/31/1995                        $  14,293      $  12,075
                  2/28/1995                        $  14,576      $  11,776
                  3/31/1995                        $  15,124      $  12,680
                  4/30/1995                        $  15,067      $  13,219
                  5/31/1995                        $  15,704      $  12,691
                  6/30/1995                        $  15,464      $  12,153
                  7/31/1995                        $  16,201      $  13,029
                  8/31/1995                        $  15,893      $  12,538
                  9/30/1995                        $  15,992      $  12,654
                 10/31/1995                        $  15,616      $  12,039
                 11/30/1995                        $  15,574      $  12,631
                 12/31/1995                        $  16,421      $  13,248
                  1/31/1996                        $  17,197      $  13,270
                  2/29/1996                        $  16,924      $  13,120
                  3/31/1996                        $  17,399      $  13,523
                  4/30/1996                        $  18,317      $  14,211
                  5/31/1996                        $  17,956      $  13,595
                  6/30/1996                        $  17,885      $  13,597
                  7/31/1996                        $  17,000      $  12,973
                  8/31/1996                        $  16,530      $  12,631
                  9/30/1996                        $  16,978      $  13,043
                 10/31/1996                        $  16,497      $  12,438
                 11/30/1996                        $  16,760      $  12,776
                 12/31/1996                        $  16,304      $  12,111
                  1/31/1997                        $  15,440      $  11,092

                  2/28/1997                        $  15,672      $  11,323
                  3/31/1997                        $  15,033      $  10,908
                  4/30/1997                        $  15,191      $  11,135
                  5/31/1997                        $  16,762      $  12,224
                  6/30/1997                        $  17,576      $  12,981
                  7/31/1997                        $  17,547      $  12,670
                  8/31/1997                        $  15,220      $  11,414
                  9/30/1997                        $  15,287      $  11,370
                 10/31/1997                        $  13,853      $   9,989
                 11/30/1997                        $  13,468      $   9,439
                 12/31/1997                        $  13,023      $   9,024
                  1/31/1998                        $  13,364      $   9,513
                  2/28/1998                        $  13,406      $   9,854
                  3/31/1998                        $  13,102      $   9,311
                  4/30/1998                        $  13,053      $   9,126
                  5/31/1998                        $  13,138      $   8,506
                  6/30/1998                        $  13,017      $   8,489
                  7/31/1998                        $  13,991      $   8,341
                  8/31/1998                        $  12,834      $   7,355
                  9/30/1998                        $  12,456      $   7,330
                 10/31/1998                        $  12,371      $   8,599
                 11/30/1998                        $  13,796      $   8,994
                 12/31/1998                        $  13,662      $   9,244
                  1/31/1999                        $  14,210      $   9,311
                  2/28/1999                        $  14,271      $   9,129
                  3/31/1999                        $  16,330      $  10,279
                  4/30/1999                        $  17,749      $  10,966
                  5/31/1999                        $  17,487      $  10,312
                  6/30/1999                        $  20,405      $  11,260
                  7/31/1999                        $  22,013      $  12,117
                  8/31/1999                        $  22,531      $  11,994
                  9/30/1999                        $  23,140      $  12,547
                 10/31/1999                        $  23,615      $  13,032
                 11/30/1999                        $  26,125      $  13,679
                 12/31/1999                        $  30,269      $  14,572
                  1/31/2000                        $  29,687      $  13,868
                  2/29/2000                        $  30,404      $  13,565
                  3/31/2000                        $  31,275      $  14,506
                  4/30/2000                        $  28,176      $  13,498
                  5/31/2000                        $  26,639      $  12,714
                  6/30/2000                        $  29,079      $  13,694
                  7/31/2000                        $  25,634      $  12,390
                  8/31/2000                        $  27,075      $  13,064
                  9/30/2000                        $  25,039      $  12,376
                 10/31/2000                        $  22,715      $  11,665
                 11/30/2000                        $  21,729      $  11,259
                 12/31/2000                        $  20,242      $  10,816
                  1/31/2001                        $  20,255      $  10,783
                  2/28/2001                        $  19,171      $  10,323
                  3/31/2001                        $  17,909      $   9,829
                  4/30/2001                        $  19,108      $  10,476
                  5/31/2001                        $  19,174      $  10,437
                  6/30/2001                        $  18,265      $   9,937
                  7/31/2001                        $  16,525      $   9,293
                  8/31/2001                        $  15,959      $   9,073
                  9/30/2001                        $  14,160      $   8,120
                 10/31/2001                        $  14,338      $   8,205
                 11/30/2001                        $  14,648      $   8,440
                 12/31/2001                        $  14,015      $   8,067
                  1/31/2002                        $  13,178      $   7,619
                  2/28/2002                        $  13,593      $   7,823
                  3/31/2002                        $  14,575      $   8,245
                  4/30/2002                        $  15,056      $   8,614
                  5/31/2002                        $  15,622      $   9,066
                  6/30/2002                        $  14,891      $   8,592
                  7/31/2002                        $  13,725      $   8,013
                  8/31/2002                        $  13,567      $   7,955
                  9/30/2002                        $  12,711      $   7,559
                 10/31/2002                        $  12,243      $   7,257
                 11/30/2002                        $  12,600      $   7,519
                 12/31/2002                        $  12,310      $   7,316
                  1/31/2003                        $  11,769      $   7,113
                  2/28/2003                        $  11,598      $   7,170
                  3/31/2003                        $  11,189      $   6,950
                  4/30/2003                        $  10,959      $   7,014
                  5/31/2003                        $  11,414      $   7,358
                  6/30/2003                        $  12,013      $   7,823
                  7/31/2003                        $  12,580      $   8,091
                  8/31/2003                        $  13,648      $   8,813
                  9/30/2003                        $  14,128      $   9,297
                 10/31/2003                        $  14,767      $   9,782

(*)net of fees and expenses

           TOTAL RETURN FOR THE PERIOD
             ENDED OCTOBER 31, 2003
     ----------------------------------------
                                    SINCE
                                  INCEPTION
     ONE YEAR     FIVE YEARS     (ANNUALIZED)
     --------     ----------     ------------
      20.61%        3.60%            3.04%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE MSCI-PAC HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE MSCI-PAC IS NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED.

DIRECTORS AND OFFICERS OF BBH PACIFIC BASIN EQUITY FUND
(UNAUDITED)

Information pertaining to Directors of the Corporation and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Pacific Basin Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS IN
                                           AND                                               FUND            OTHER
                          POSITION(S)      LENGTH                                            COMPLEX         DIRECTORSHIPS
NAME, BIRTH DATE          HELD WITH        OF TIME      PRINCIPAL OCCUPATION(S)              OVERSEEN BY     HELD BY
AND ADDRESS               CORPORATION      SERVED       DURING PAST 5 YEARS                  DIRECTOR^       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
DIRECTORS

Joseph V. Shields, Jr.    Chairman of      Since        Managing Director, Chairman and      13              None
Birth Date:               the Board and    1990         Chief Executive Officer of
March 17, 1938            Director                      Shields & Company (registered
Shields & Company                                       broker-dealer and member of New
140 Broadway                                            York Stock Exchange); Chairman
New York, NY 10005                                      of Capital Management
                                                        Associates, Inc. (registered
                                                        investment adviser); Vice
                                                        Chairman and Trustee of New
                                                        York Racing Association;
                                                        Director of Flowers Industries,
                                                        Inc. (diversified food company).

Eugene P. Beard           Director         Since        Retired; Vice Chairman-              13              Director of
Birth Date:                                1993         Finance/Operations and CFO of                        Old Westbury
March 17, 1935                                          The Interpublic Group of                             Funds (5);
The Interpublic Group                                   Companies, Inc. (until December                      Trustee of
of Companies, Inc.                                      1999); Special Advisor to The                        Sandhill
372 Danbury Road                                        Interpublic Group of Companies,                      Investment
2nd Floor                                               Inc. (Feburary 2000 to present).                     Fund II.
Wilton, CT 06897

Richard L. Carpenter      Director         Since        Retired; Director of                 13              None
Birth Date:                                1999         Investments, Pennsylvania
March 17, 1933                                          Public School Employees'
10820 North La                                          Retirement System (until
Quinta Drive                                            December 1997).
Tucson, AZ 85737

David P. Feldman          Director         Since        Retired; Chairman and CEO of         13              Director of
Birth Date:                                1999         AT&T Investment Management                           Dreyfus Mutual
November 16, 1939                                       Corporation (until May 1997);                        Funds (59 Funds)
3 Tall Oaks Drive                                       Director of Jeffrey Co. (1992
Warren, NJ 07059                                        to present); Director of QMED
                                                        (1999 to present).

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS IN
                                           AND                                               FUND            OTHER
                          POSITION(S)      LENGTH                                            COMPLEX         DIRECTORSHIPS
NAME, BIRTH DATE          HELD WITH        OF TIME      PRINCIPAL OCCUPATION(S)              OVERSEEN BY     HELD BY
AND ADDRESS               CORPORATION      SERVED       DURING PAST 5 YEARS                  DIRECTOR^       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory            Director         Since        Retired; Director of Brown           13              None
Birth Date:                                1999         Brothers Harriman Ltd.
July 31, 1932                                           (subsidiary of Brown Brothers
Greenway Farm,                                          Harriman & Co.) (until December
Tockenham, Swindon,                                     2001); Advisor to RAF
Wiltshire, SN4 7PP                                      Central Fund(1992-June 2003).
England

Alan G. Lowy              Director         Since        Private Investor.                    13              None
Birth Date:                                1993
April 17, 1939
4111 Clear Valley
Drive Encino,
CA 91436

Arthur D.                 Director         Since        Retired; Executive Vice President    13              None
Miltenberger                               1992         and Chief Financial Officer of
Birth Date:                                             Richard K. Mellon and Sons (until
November 8, 1938                                        June 1998); Vice President and
503 Darlington Road                                     Treasurer of Richard King Mellon
Ligonier, PA 15658                                      Foundation (until June 1998);
                                                        Trustee, R.K. Mellon Family
                                                        Trusts (1981-June 2003); General
                                                        Partner, Mellon Family Investment
                                                        Company IV, V and VI (1983-2002);
                                                        Director of Aerostructures
                                                        Corporation (aircraft
                                                        manufacturer) (1996-July 2003).

OFFICERS

Charles O. Izard           President       Since        President of the Corporation, BBH    N/A             N/A
Birth Date:                                2003         Trust, BBH Common Settlement
May 2, 1959                                             Fund, Inc., BBH Common Settlement
140 Broadway                                            Fund II, Inc. and the BBH U.S.
New York, NY 10005                                      Money Market Portfolio (since
                                                        November 2002); Managing Director
                                                        (since January 2001), Senior Vice
                                                        President (1995-December 2000)of
                                                        Brown Brothers Harriman & Co.
                                                        ("BBH & Co.")

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS IN
                                           AND                                               FUND            OTHER
                          POSITION(S)      LENGTH                                            COMPLEX         DIRECTORSHIPS
NAME, BIRTH DATE          HELD WITH        OF TIME      PRINCIPAL OCCUPATION(S)              OVERSEEN BY     HELD BY
AND ADDRESS               CORPORATION      SERVED       DURING PAST 5 YEARS                  DIRECTOR^       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Michael D. Martins        Vice             Since        Vice President, Treasurer,           N/A             N/A
Birth Date:               President,       2002         Principal Accounting Officer and
November 5, 1965          Treasurer,                    Principal Financial Officer of
140 Broadway              Principal                     the Corporation, BBH Trust, BBH
New York, NY 10005        Accounting                    Common Settlement Fund, Inc., BBH
                          Officer and                   Common Settlement Fund II, Inc.
                          Principal                     and the BBH U.S. Money Market
                          Financial                     Portfolio; Vice President (since
                          Officer                       April 2002) and Assistant Vice
                                                        President (December 1996-March
                                                        2002) of BBH & Co.

Gail C. Jones             Secretary        Since        Secretary of the Corporation, BBH    N/A             N/A
Birth Date:                                2002         Trust, BBH Common Settlement
October 26, 1953                                        Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                     Fund II, Inc. and the BBH U.S.
Pittsburgh,                                             Money Market Portfolio (since
PA 15222-3779                                           August 2002); Counsel, ReedSmith,
                                                        LLP (since October 2002);
                                                        Corporate Counsel (January
                                                        1997-September 2002) and Vice
                                                        President (January 1999-
                                                        September 2002) of Federated
                                                        Services Company.

Peter J. Germain          Vice             Since        Vice President of the Corporation,   N/A             N/A
Birth Date:               President        2002         BBH Trust, BBH Common Settlement
September 3, 1959                                       Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                     Fund II, Inc. and the BBH U.S.
Pittsburgh,                                             Money Market Portfolio (since
PA 15222-3779                                           August 2002); Senior Vice
                                                        President (since November 1997)
                                                        of Federated Services Company.

Judith J. Mackin          Vice             Since        Vice President of the Corporation,   N/A             N/A
Birth Date:               President        2002         BBH Trust, BBH Common Settlement
May 30, 1960                                            Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                     Fund II, Inc. and the BBH U.S.
Pittsburgh,                                             Money Market Portfolio (since
PA 15222-3779                                           August 2002); Vice President
                                                        (since November 1997) of Federated
                                                        Services Company.

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS IN
                                           AND                                               FUND            OTHER
                          POSITION(S)      LENGTH                                            COMPLEX         DIRECTORSHIPS
NAME, BIRTH DATE          HELD WITH        OF TIME      PRINCIPAL OCCUPATION(S)              OVERSEEN BY     HELD BY
AND ADDRESS               CORPORATION      SERVED       DURING PAST 5 YEARS                  DIRECTOR^       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari         Assistant        Since        Assistant Secretary of the           N/A             N/A
Birth Date:               Secretary        2002         Corporation, BBH Trust, BBH
November 17, 1961                                       Common Settlement Fund, Inc., BBH
1001 Liberty Avenue                                     Common Settlement Fund II, Inc.
Pittsburgh,                                             and the BBH U.S. Money Market
PA 15222-3779                                           Portfolio (since August 2002);
                                                        Partner, ReedSmith, LLP (since
                                                        October 2002); Vice President
                                                        (March 1996-September 2002) and
                                                        Senior Corporate Counsel (July
                                                        1998-September 2002) of
                                                        Federated Investors, Inc.

Nancy D. Osborn           Assistant        Since        Assistant Secretary of the           N/A             N/A
Birth Date:               Secretary        2002         Corporation, BBH Trust, BBH
May 4, 1966                                             Common Settlement Fund, Inc., BBH
140 Broadway                                            Common Settlement Fund II, Inc.
New York, NY 10005                                      and the BBH U.S. Money Market
                                                        Portfolio (since August 2002);
                                                        Assistant Vice President (since
                                                        April 2003) and Associate (April
                                                        1996-March 2003) of BBH & Co.

John C. Smith             Assistant        Since        Assistant Treasurer of the           N/A             N/A
Birth Date:               Treasurer        2002         Corporation, BBH Trust, BBH
August 2, 1965                                          Common Settlement Fund, Inc., BBH
50 Milk Street                                          Common Settlement Fund II, Inc.
Boston, MA 02109                                        and the BBH U.S. Money Market
                                                        Portfolio (since August 2002);
                                                        Assistant Vice President (since
                                                        September 2001), Associate
                                                        (September 2000-August 2001) and
                                                        Senior Analyst (June 1999-August
                                                        2000) of BBH & Co.; Manager, Fund
                                                        Administration (June 1997-May
                                                        1999), State Street Bank and
                                                        Trust Company.

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS IN
                                           AND                                               FUND            OTHER
                          POSITION(S)      LENGTH                                            COMPLEX         DIRECTORSHIPS
NAME, BIRTH DATE          HELD WITH        OF TIME      PRINCIPAL OCCUPATION(S)              OVERSEEN BY     HELD BY
AND ADDRESS               CORPORATION      SERVED       DURING PAST 5 YEARS                  DIRECTOR^       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin        Assistant        Since        Assistant Treasurer of the           N/A             N/A
Birth Date:               Treasurer        2002         Corporation, BBH Trust, BBH
February 23, 1965                                       Common Settlement Fund, Inc., BBH
50 Milk Street                                          Common Settlement Fund II, Inc.
Boston, MA 02109                                        and the BBH U.S. Money Market
                                                        Portfolio (since August 2002);
                                                        Vice President (since April
                                                        2003), Assistant Vice President
                                                        (April 2001-March 2003), and
                                                        Associate (May 1992-March 2001)
                                                        of BBH & Co.

# EACH DIRECTOR OF THE CORPORATION HOLDS OFFICE UNTIL HE OR SHE ATTAINS THE AGE OF 70 (72, IN THE CASE OF DIRECTORS WHO WERE ELECTED AS SUCH BEFORE JANUARY 1, 2000), OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED FROM OFFICE IN ACCORDANCE WITH THE PROVISIONS OF THE CORPORATION'S ARTICLES OF INCORPORATION. ALL OFFICERS OF THE CORPORATION HOLD OFFICE FOR ONE YEAR AND UNTIL THEIR RESPECTIVE SUCCESSORS ARE CHOSEN AND QUALIFIED (SUBJECT TO THE ABILITY OF THE DIRECTORS TO REMOVE ANY OFFICER IN ACCORDANCE WITH THE CORPORATION'S BY-LAWS).

^ THE FUND COMPLEX CONSISTS OF THE CORPORATION, BBH TRUST, BBH COMMON SETTLEMENT FUND, INC., BBH COMMON SETTLEMENT FUND II, INC. AND BBH U.S. MONEY MARKET PORTFOLIO. THE CORPORATION, WHICH HAS SIX SERIES, AND BBH TRUST, WHICH HAS FOUR SERIES, ARE EACH COUNTED AS ONE "FUND" FOR PURPOSES OF THIS TABLE.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT

OCTOBER 31, 2003


BBH EUROPEAN EQUITY FUND

BBH EUROPEAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

  SHARES                                                              VALUE
  ------                                                              -----
               COMMON STOCKS (100.0%)
               FINLAND (2.7%)
               INFORMATION TECHNOLOGY
      34,869   Nokia Oyj                                          $      590,895
                                                                  --------------

               MATERIALS
      36,887   Stora Enso Oyj                                            500,587
                                                                  --------------
               TOTAL FINLAND                                           1,091,482
                                                                  --------------

               FRANCE (16.7%)
               CONSUMER DISCRETIONARY
       4,100   LVMH Moet Hennessy Louis Vuitton SA                       282,720
                                                                  --------------

               CONSUMER STAPLES
      10,250   Pernod-Ricard SA                                          986,785
                                                                  --------------

               ENERGY
       9,991   Total SA                                                1,549,391
                                                                  --------------

               FINANCE
      76,700   AXA                                                     1,450,119
      25,538   BNP Paribas SA                                          1,338,893
                                                                  --------------
                                                                       2,789,012
                                                                  --------------

               INFORMATION TECHNOLOGY
      21,330   STMicroelectronics NV                                     568,231
                                                                  --------------

               TELECOMMUNICATIONS
      22,300   France Telecom SA(1)                                      538,525
                                                                  --------------
               TOTAL FRANCE                                            6,714,664
                                                                  --------------
               GERMANY (4.4%)
               HEALTH CARE
       4,625   Stada Arzneimittel AG                                     237,166
                                                                  --------------
               INDUSTRIALS
      10,600   Siemens AG                                                710,647
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                               VALUE
  ------                                                               -----
               COMMON STOCK (CONTINUED)
               GERMANY (CONTINUED)
               INFORMATION TECHNOLOGY
       1,900   SAP AG                                             $      274,815
                                                                  --------------
               UTILITIES
      10,974   E.On AG                                                   551,155
                                                                  --------------
               TOTAL GERMANY                                           1,773,783
                                                                  --------------

               IRELAND (6.2%)
               FINANCE
     127,932   Anglo Irish Bank Corp., Plc.                            1,532,851
      31,067   Bank of Ireland                                           381,967
                                                                  --------------
                                                                       1,914,818
                                                                  --------------
               MATERIALS
      32,500   CRH, Plc.                                                 583,169
                                                                  --------------
               TOTAL IRELAND                                           2,497,987
                                                                  --------------

               ITALY (4.2%)
               ENERGY
      23,668   ENI SpA                                                   375,001
      52,348   Saipem SpA                                                380,098
                                                                  --------------
                                                                         755,099
                                                                  --------------
               FINANCE
      49,948   Mediolanum SpA                                            348,187
      19,178   Riunione Adriatica di Sicurta SpA                         298,967
                                                                  --------------
                                                                         647,154
                                                                  --------------
               TELECOMMUNICATIONS
     103,927   Telecom Italia SpA(1)                                     270,624
                                                                  --------------
               TOTAL ITALY                                             1,672,877
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                               VALUE
  ------                                                               -----
               COMMON STOCKS (CONTINUED)
               NETHERLANDS (9.3%)
               CONSUMER DISCRETIONARY
       9,200   VNU NV                                             $      279,582
                                                                  --------------

               FINANCE
      59,700   ING Groep NV                                            1,236,734
                                                                  --------------

               INDUSTRIALS
      60,000   Vedior NV                                                 862,966
                                                                  --------------

               INFORMATION TECHNOLOGY
      26,704   ASML Holding NV(1)                                        468,655
                                                                  --------------

               TELECOMMUNICATIONS
     114,900   Koninklijke (Royal) KPN NV(1)                             871,602
                                                                  --------------
               TOTAL NETHERLANDS                                       3,719,539
                                                                  --------------

               SPAIN (5.0%)
               FINANCE
      32,362   Banco Santander Central Hispano SA                        309,678
                                                                  --------------

               INDUSTRIALS
     369,500   Iberia Lineas Aereas de Espana SA                         900,024
                                                                  --------------

               MEDIA
         109   Antena 3 Television SA(1)                                   3,553
                                                                  --------------

               TELECOMMUNICATIONS
      32,419   Telefonica SA                                             402,350
                                                                  --------------

               UTILITIES
      24,200   Iberdrola SA                                              402,798
                                                                  --------------
               TOTAL SPAIN                                             2,018,403
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                               VALUE
  ------                                                               -----
               COMMON STOCKS (CONTINUED)
               SWEDEN (4.6%)
               CONSUMER DISCRETIONARY
      24,000   Autoliv, Inc.                                      $      794,880
                                                                  --------------

               INDUSTRIALS
      12,600   AB SKF Class B                                            444,922
      17,629   Atlas Copco AB                                            617,992
                                                                  --------------
                                                                       1,062,914
                                                                  --------------
               TOTAL SWEDEN                                            1,857,794
                                                                  --------------

               SWITZERLAND (15.8%)
               CONSUMER STAPLES
       1,854   Nestle SA Registered                                      407,305
                                                                  --------------

               FINANCE
      48,500   Credit Suisse Group                                     1,705,156
      33,645   UBS AG Registered                                       2,061,565
                                                                  --------------
                                                                       3,766,721
                                                                  --------------
               HEALTH CARE
       5,700   Nobel Biocare Holding AG                                  504,727
      17,416   Novartis AG Registered                                    662,413
      11,800   Roche Holding AG                                          974,332
                                                                  --------------
                                                                       2,141,472
                                                                  --------------
               TOTAL SWITZERLAND                                       6,315,498
                                                                  --------------

               UNITED KINGDOM (31.1%)
               CONSUMER DISCRETIONARY
      34,400   British Sky Broadcasting Group, Plc.(1)                   373,568
     127,148   Compass Group, Plc.                                       732,993
      68,000   Kingfisher, Plc.                                          325,955
     337,000   Signet Group, Plc.                                        591,835
                                                                  --------------
                                                                       2,024,351
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                               VALUE
  ------                                                               -----
               COMMON STOCKS (CONTINUED)
               UNITED KINGDOM (CONTINUED)
               CONSUMER SERVICES
      10,100   Carnival Corp.                                     $      352,591
                                                                  --------------

               CONSUMER STAPLES
      37,313   Diageo, Plc.                                              438,757
      55,040   Reckitt Benckiser, Plc.                                 1,158,059
                                                                  --------------
                                                                       1,596,816
                                                                  --------------

               ENERGY
     172,826   BP, Plc.                                                1,199,397
                                                                  --------------

               FINANCE
      15,800   Man Group, Plc.                                           388,469
      50,408   Royal Bank of Scotland Group, Plc.                      1,350,555
                                                                  --------------
                                                                       1,739,024
                                                                  --------------

               HEALTH CARE
      17,200   AstraZeneca, Plc.                                         807,840
      54,428   GlaxoSmithKline, Plc.                                   1,165,500
      50,503   Smith & Nephew, Plc.                                      401,260
                                                                  --------------
                                                                       2,374,600
                                                                  --------------
               INDUSTRIALS
      75,259   EasyJet, Plc.(1)                                          358,197
      44,581   Exel, Plc.                                                573,768
                                                                  --------------
                                                                         931,965
                                                                  --------------
               MATERIALS
     110,956   BHP Billiton, Plc.                                        871,220
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                               VALUE
  ------                                                               -----
               TELECOMMUNICATIONS
     662,995   Vodafone Group, Plc.                               $    1,392,150
                                                                  --------------
               TOTAL UNITED KINGDOM                                   12,482,114
                                                                  --------------

TOTAL INVESTMENTS (IDENTIFIED COST $29,134,515)(2)    100.0%      $   40,144,141
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES          0.0                9,247
                                                      -----       --------------
NET ASSETS                                            100.0%      $   40,153,388
                                                      =====       ==============

(1)  NON-INCOME PRODUCING SECURITY.

(2) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $29,141,668, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,083,423, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $80,950, RESULTING IN NET UNREALIZED APPRECIATION OF $11,002,473.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:

   Investments in securities, at value (identified cost $29,134,515)                   $ 40,144,141
   Collateral for securities loaned, at fair value                                          261,960
   Receivables for:
     Investments securities sold                                                          1,390,927
     Dividends and other income                                                              81,020
     Capital stock sold                                                                       5,000
                                                                                       ------------
       TOTAL ASSETS                                                                      41,883,048
                                                                                       ------------

LIABILITIES:
   Due to bank                                                                            1,349,559
   Payable upon return of securities loaned                                                 261,960
   Payables for:
     Capital stock redeemed                                                                  55,164
     Investment advisory fees                                                                24,360
     Shareholder servicing/eligible institution fees                                          9,369
     Custody fees                                                                             8,924
     Administrative fees                                                                      5,621
     Board of Directors' fees                                                                   481
     Accrued expenses and other liabilities                                                  14,222
                                                                                       ------------
       TOTAL LIABILITIES                                                                  1,729,660
                                                                                       ------------

NET ASSETS                                                                             $ 40,153,388
                                                                                       ============
Net Assets Consist of:
   Paid-in capital                                                                     $ 33,838,290
   Undistributed net investment income                                                      268,358
   Accumulated net realized loss on investments and foreign exchange transactions        (4,985,349)
   Net unrealized appreciation on investments and foreign currency translations          11,032,089
                                                                                       ------------

Net Assets                                                                             $ 40,153,388
                                                                                       ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($40,153,388 DIVIDED BY 1,465,532 shares)                                           $      27.40
                                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
   INCOME:
     Dividend and other income (net of foreign withholding taxes of $167,635)          $  1,179,428
                                                                                       ------------

   EXPENSES:
     Investment advisory fees                                                               304,558
     Shareholder servicing/eligible institution fees                                        117,138
     Custody fees                                                                            98,605
     Administrative fees                                                                     70,283
     Board of Directors' fees                                                                 9,844
     Miscellaneous expenses                                                                  88,047
                                                                                       ------------
       TOTAL EXPENSES                                                                       688,475
                                                                                       ------------
   NET INVESTMENT INCOME                                                                    490,953
                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                       9,540,139
   Net realized loss on foreign exchange transactions                                       (81,991)
                                                                                       ------------
     Net realized gain                                                                    9,458,148
   Net change in unrealized appreciation (depreciation) on investments and
     foreign currency translations                                                       (3,791,865)
                                                                                       ------------
       NET REALIZED AND UNREALIZED GAIN                                                   5,666,283
                                                                                       ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  6,157,236
                                                                                       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEARS ENDED OCTOBER 31,
                                                                    -------------------------------
                                                                         2003             2002
                                                                    --------------   --------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment income                                          $     490,953    $     289,814
     Net realized gain (loss) on investments and foreign
       exchange transactions                                            9,458,148       (9,656,019)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations                   (3,791,865)       2,007,339
                                                                    -------------    -------------
     Net increase (decrease) in net assets resulting
       from operations                                                  6,157,236       (7,358,866)
                                                                    -------------    -------------
   Dividends and distributions declared from net investment
     income:                                                             (354,063)         (68,461)
                                                                    -------------    -------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                          17,855,238        8,141,357
     Net asset value of capital stock issued to shareholders for
       reinvestment of dividends and distributions                        163,885           32,520
     Net cost of capital stock redeemed                               (40,605,720)     (26,682,487)
                                                                    -------------    -------------
       Net decrease in net assets resulting from capital
         stock transactions                                           (22,586,597)     (18,508,610)
                                                                    -------------    -------------
       Total decrease in net assets                                   (16,783,424)     (25,935,937)

NET ASSETS:
   Beginning of year                                                   56,936,812       82,872,749
                                                                    -------------    -------------
   END OF YEAR (including undistributed net investment income
     of $268,358 and $213,461, respectively)                        $  40,153,388    $  56,936,812
                                                                    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHTOUT EACH YEAR

                                                             FOR THE YEARS ENDED OCTOBER 31,
                                           ------------------------------------------------------------------
                                             2003        2002          2001           2000            1999
                                           --------    --------      --------      ----------      ----------
Net asset value, beginning of year         $  24.20    $  27.62      $  37.59      $    37.92      $    39.05
Income from investment operations:
   Net investment income                       0.32        0.13          0.11            0.03            0.09(1)
   Net realized and unrealized gain
     (loss)                                    3.05       (3.52)        (9.68)           3.20            4.15

Less dividends and distributions:
   From net investment income                 (0.17)      (0.03)        (0.05)              -           (0.65)
   In excess of net investment income             -           -             -               -           (0.01)
   From net realized gains                        -           -         (0.35)          (3.14)          (4.71)
   In excess of net realized gains                -           -             -           (0.42)              -
                                           --------    --------      --------      ----------      ----------
Net asset value, end of year               $  27.40    $  24.20      $  27.62      $    37.59      $    37.92
                                           ========    ========      ========      ==========      ==========

Total return                                  14.02%     (12.31)%      (25.74)%          8.26%          11.87%

Ratios/Supplemental data:
   Net assets, end of year
     (000's omitted)                       $ 40,153    $ 56,937      $ 82,873      $  148,789      $  143,315
   Expenses as a percentage of
     average net assets:
     Expenses paid by Fund                     1.47%       1.34%(2)      1.24%(2)        1.22%(2)        1.33%
     Expenses offset arrangement                  -           -          0.05%(2)        0.04%(2)           -
                                           --------    --------      --------      ----------      ----------
       Total Expenses                          1.47%       1.34%         1.29%           1.26%           1.33%
   Ratio of net investment income to
     average net assets                        1.05%       0.42%         0.29%           0.08%           0.24%
   Portfolio turnover rate                       60%         34%(3)        16%(4)          42%(4)          37%

----------
(1)  CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) INCLUDES THE FUND'S SHARE OF EXPENSES PAID BY THE PORTFOLIO AND EXPENSE OFFSET ARRANGEMENT.

(3) PORTFOLIO TURNOVER IS A WEIGHTED AVERAGE OF THE FUND'S PORTFOLIO TURNOVER AND THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED THROUGH OCTOBER 15, 2002.

(4)  PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO IN WHICH THE FUND
     INVESTED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH European Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 1, 1990.

   Prior to October 15, 2002, the Fund invested substantially all of its assets in the BBH European Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On October 15, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 15, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   D. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily. Prior to October 15, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   F. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the year ended October 31, 2003, the Fund incurred $304,558 for advisory services.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2003, the Fund incurred $70,283 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2003, the Fund incurred $117,138 for such services.

   CUSTODY FEES. The Fund has entered into a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2003, the Fund incurred $98,605 for custody services.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2003, the Fund paid $9,704 to BBH for security lending services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2003, the Fund incurred $9,844 for these fees.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $27,412,947 and $50,834,679, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SECURITIES ON LOAN. As of October 31, 2003, the Fund had securities on loan with an aggregate market value of $247,325. The Fund received $261,960 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                          FOR THE           FOR THE
                                                         YEAR ENDED        YEAR ENDED
                                                      OCTOBER 31, 2003  OCTOBER 31, 2002
                                                      ----------------  ----------------
Capital stock sold                                         755,912           316,915
Capital stock issued in connection with
   reinvestment of dividends and distributions               6,927             1,108
Capital stock redeemed                                  (1,650,245)         (966,056)
                                                      ------------      ------------
Net decrease                                              (887,406)         (648,033)
                                                      ============      ============

6. FEDERAL INCOME TAX STATUS. At October 31, 2003, the Fund, for federal tax purposes, had a capital loss carryforward of $4,978,032, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2010.

7. SUBSEQUENT EVENT. On December 10, 2003, the Fund filed a combined registration statement/proxy statement, which will be used to solicitate shareholder approval (or disapproval) of a proposal to reorganize the Fund into the BBH International Equity Fund.

BBH EUROPEAN EQUITY FUND
INDEPENDENT AUDITORS' REPORT

DIRECTORS AND SHAREHOLDERS
BBH EUROPEAN EQUITY FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH European Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH European Equity Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 19, 2003

BBH EUROPEAN EQUITY FUND
ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $1,143,905 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

0.66% of the ordinary income dividends paid by the Fund during the year ended October 31, 2003 qualifies for the dividends received deduction available to corporate shareholders.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                     FOREIGN
                  SOURCE INCOME            FTC TOTAL
                  -------------            ---------
                   $ 1,317,963             $ 167,596

BBH EUROPEAN EQUITY FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

European equity markets advanced strongly in the twelve-month reporting period ended October 31, 2003.(1) As measured by Morgan Stanley Capital International
(MSCI) in U.S. dollars, the MSCI Europe Index ("MSCI EURO")(2) rose 24.1%; strength in foreign currencies against the dollar over the reporting period contributed roughly 14 percentage points of overall return. Although economic fundamentals in the U.S. were much more favorable than in Europe, where Germany actually experienced recession in the first half of the fiscal year, interest rate differentials and rapidly rising U.S. deficits depressed investor demand for dollars. The euro appreciated more than 17% during the reporting period while sterling rose a more modest 9%.

Although the past fiscal year proved to be a more favorable environment for equity markets relative to the recent past, it proved to be a difficult year for the BBH European Equity Fund (the "Fund"). The equity market rallies globally were characterized during this period by strength in both smaller capitalization issues and poorer quality issues, reflecting a resurgence in investor appetite for risk. Many laggards rebounded sharply on hopes that earnings would recover during the reporting period. In most cases, that recovery did not materialize. Given the Fund's focus on large and medium capitalization issues with strong fundamentals and sound balance sheets, the Fund was not invested in a manner which enabled it to fully participate in the market's rally.

The events which fostered solid double digit returns in most markets during the reporting period included abnormally low interest rates, a strong U.S. economic recovery, and expectations that America's recovery would bode well for European exports. Some of these factors have begun to reverse. Since the end of the fiscal year, the Bank of England has raised interest rates. Marginal monetary tightening in the U.S. and U.K., limited fiscal flexibility to stimulate growth in Europe, and a weaker U.S. dollar temper global economic recovery and profit growth. Nevertheless, such an environment is favorable for equities.

----------
(1) INTERNATIONAL INVESTING INVOLVES SPECIAL RISKS INCLUDING CURRENCY RISK, INCREASED VOLATILITY OF FOREIGN SECURITIES AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

(2) THE MSCI EURO IS AN UNMANAGED, MARKET VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF OVER 500 SECURITIES LISTED ON THE STOCK EXCHANGES OF 15 COUNTRIES IN THE EUROPEAN REGION. INVESTMENTS CANNOT BE MADE IN AN INDEX.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

             GROWTH OF $10,000 INVESTED IN BBH EUROPEAN EQUITY FUND
The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from November 1, 1990 to October 31, 2003 as compared to the MSCI EURO.

[CHART]

                                EUROPEAN EQUITY FUND*     MSCI-EURO
(inception of Fund), 11/01/90               $  10,000      $ 10,000
  11/30/90                                  $   9,924      $ 10,100
  12/31/90                                  $   9,784      $  9,954
   1/31/91                                  $   9,964      $ 10,289
   2/28/91                                  $  10,460      $ 11,189
   3/31/91                                  $   9,880      $ 10,439
   4/30/91                                  $  10,004      $ 10,329
   5/31/91                                  $  10,144      $ 10,634
   6/30/91                                  $   9,500      $  9,741
   7/31/91                                  $   9,996      $ 10,416
   8/31/91                                  $  10,108      $ 10,606
   9/30/91                                  $  10,368      $ 10,924
  10/31/91                                  $  10,140      $ 10,695
  11/30/91                                  $   9,904      $ 10,443
  12/31/91                                  $  10,689      $ 11,259
   1/31/92                                  $  10,746      $ 11,256
   2/29/92                                  $  10,790      $ 11,300
   3/31/92                                  $  10,435      $ 10,904
   4/30/92                                  $  11,073      $ 11,506
   5/31/92                                  $  11,549      $ 12,161
   6/30/92                                  $  11,452      $ 11,934
   7/31/92                                  $  10,972      $ 11,508
   8/31/92                                  $  11,032      $ 11,470
   9/30/92                                  $  10,895      $ 11,281
  10/31/92                                  $  10,960      $ 10,494
  11/30/92                                  $  11,218      $ 10,488
  12/31/92                                  $  11,494      $ 10,729
   1/31/93                                  $  11,340      $ 10,747
   2/28/93                                  $  11,419      $ 10,870
   3/31/93                                  $  11,762      $ 11,429
   4/30/93                                  $  12,082      $ 11,681
   5/31/93                                  $  12,223      $ 11,807
   6/30/93                                  $  11,836      $ 11,634
   7/31/93                                  $  11,871      $ 11,674
   8/31/93                                  $  12,885      $ 12,699
   9/30/93                                  $  12,929      $ 12,659
  10/31/93                                  $  13,680      $ 13,187
  11/30/93                                  $  13,606      $ 12,902
  12/31/93                                  $  14,611      $ 13,871
   1/31/94                                  $  15,322      $ 14,577
   2/28/94                                  $  14,524      $ 14,061
   3/31/94                                  $  13,730      $ 13,663
   4/30/94                                  $  14,071      $ 14,229
   5/31/94                                  $  13,448      $ 13,624
   6/30/94                                  $  13,453      $ 13,481
   7/31/94                                  $  14,094      $ 14,187
   8/31/94                                  $  14,667      $ 14,637
   9/30/94                                  $  14,094      $ 14,057
  10/31/94                                  $  14,685      $ 14,669
  11/30/94                                  $  13,960      $ 14,107
  12/31/94                                  $  14,036      $ 14,188
   1/31/95                                  $  13,906      $ 14,077
   2/28/95                                  $  14,222      $ 14,395
   3/31/95                                  $  14,896      $ 15,063
   4/30/95                                  $  15,409      $ 15,545
   5/31/95                                  $  15,505      $ 15,863
   6/30/95                                  $  15,470      $ 16,013
   7/31/95                                  $  15,998      $ 16,845
   8/31/95                                  $  16,450      $ 16,196
   9/30/95                                  $  16,400      $ 16,686
  10/31/95                                  $  16,068      $ 16,607
  11/30/95                                  $  15,842      $ 16,725
  12/31/95                                  $  16,351      $ 17,255
   1/31/96                                  $  16,404      $ 17,368
   2/29/96                                  $  16,678      $ 17,684
   3/31/96                                  $  17,219      $ 17,896
   4/30/96                                  $  17,630      $ 18,025
   5/31/96                                  $  17,966      $ 18,164
   6/30/96                                  $  17,924      $ 18,364
   7/31/96                                  $  17,445      $ 18,134
   8/31/96                                  $  17,971      $ 18,672
   9/30/96                                  $  18,166      $ 19,065
  10/31/96                                  $  18,418      $ 19,508
  11/30/96                                  $  19,192      $ 20,497
  12/31/96                                  $  19,499      $ 20,894
   1/31/97                                  $  19,317      $ 20,950
   2/28/97                                  $  19,289      $ 21,227
   3/31/97                                  $  19,874      $ 21,913
   4/30/97                                  $  19,465      $ 21,804
   5/31/97                                  $  20,391      $ 22,735
   6/30/97                                  $  21,499      $ 23,872
   7/31/97                                  $  22,237      $ 24,991
   8/31/97                                  $  20,811      $ 23,563
   9/30/97                                  $  22,783      $ 25,848
  10/31/97                                  $  21,601      $ 24,577
  11/30/97                                  $  21,931      $ 24,955
  12/31/97                                  $  22,478      $ 25,867
   1/31/98                                  $  23,429      $ 26,943
   2/28/98                                  $  25,191      $ 29,050
   3/31/98                                  $  27,172      $ 31,119
   4/30/98                                  $  27,839      $ 31,722
   5/31/98                                  $  28,169      $ 32,365
   6/30/98                                  $  28,439      $ 32,719
   7/31/98                                  $  29,060      $ 33,366
   8/31/98                                  $  24,815      $ 29,169
   9/30/98                                  $  24,016      $ 28,003
  10/31/98                                  $  25,779      $ 30,244
  11/30/98                                  $  27,410      $ 31,853
  12/31/98                                  $  27,911      $ 33,246
   1/31/99                                  $  28,101      $ 33,032
   2/28/99                                  $  27,987      $ 32,194
   3/31/99                                  $  28,428      $ 32,545
   4/30/99                                  $  28,892      $ 33,515
   5/31/99                                  $  27,835      $ 31,905
   6/30/99                                  $  28,420      $ 32,444
   7/31/99                                  $  28,420      $ 32,745
   8/31/99                                  $  28,025      $ 33,078
   9/30/99                                  $  27,759      $ 32,823
  10/31/99                                  $  28,839      $ 34,031
  11/30/99                                  $  30,078      $ 34,950
  12/31/99                                  $  34,045      $ 38,532
 1/31/2000                                  $  32,135      $ 35,789
 2/29/2000                                  $  33,928      $ 37,657
 3/31/2000                                  $  34,792      $ 38,568
 4/30/2000                                  $  33,912      $ 36,867
 5/31/2000                                  $  33,447      $ 36,565
 6/30/2000                                  $  34,302      $ 37,351
 7/31/2000                                  $  33,688      $ 36,753
 8/31/2000                                  $  33,131      $ 36,320
 9/30/2000                                  $  31,811      $ 34,620
10/31/2000                                  $  31,221      $ 34,357
11/30/2000                                  $  29,876      $ 33,027
12/31/2000                                  $  31,907      $ 35,303
 1/31/2001                                  $  31,815      $ 35,320
 2/28/2001                                  $  29,095      $ 32,219
 3/31/2001                                  $  26,896      $ 29,816
 4/30/2001                                  $  28,969      $ 31,936
 5/31/2001                                  $  27,316      $ 30,377
 6/30/2001                                  $  26,602      $ 29,229
 7/31/2001                                  $  26,334      $ 29,302
 8/31/2001                                  $  25,570      $ 28,540
 9/30/2001                                  $  22,195      $ 25,692
10/31/2001                                  $  23,186      $ 26,509
11/30/2001                                  $  24,101      $ 27,572
12/31/2001                                  $  24,768      $ 28,278
 1/31/2002                                  $  23,558      $ 26,799
 2/28/2002                                  $  23,508      $ 26,793
 3/31/2002                                  $  24,323      $ 28,246
 4/30/2002                                  $  24,189      $ 28,031
 5/31/2002                                  $  24,131      $ 27,944
 6/30/2002                                  $  23,627      $ 26,974
 7/31/2002                                  $  21,359      $ 23,972
 8/31/2002                                  $  21,284      $ 23,967
 9/30/2002                                  $  18,721      $ 20,813
10/31/2002                                  $  20,335      $ 22,826
11/30/2002                                  $  21,124      $ 23,947
12/31/2002                                  $  20,108      $ 23,077
 1/31/2003                                  $  19,016      $ 21,986
 2/28/2003                                  $  18,562      $ 21,269
 3/31/2003                                  $  18,376      $ 20,952
 4/30/2003                                  $  20,333      $ 24,439
 5/31/2003                                  $  21,433      $ 26,025
 6/30/2003                                  $  21,382      $ 26,274
 7/31/2003                                  $  21,625      $ 26,808
 8/31/2003                                  $  21,457      $ 26,757
 9/30/2003                                  $  21,641      $ 27,300
10/31/2003                                  $  23,024      $ 29,126

*net of fees and expenses

               Total Return for the Period Ended October 31, 2003

                                SINCE
                              INCEPTION
     ONE YEAR   FIVE YEARS   (ANNUALIZED)
     ------------------------------------
      14.02%      (2.10)%       6.68%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE MSCI EUR0 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE MSCI EURO IS NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.

DIRECTORS AND OFFICERS OF BBH EUROPEAN EQUITY FUND
(UNAUDITED)

Information pertaining to Directors of the Corporation and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH European Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
NAME,                      POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
BIRTH DATE                 HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS

Joseph V. Shields, Jr.     Chairman of       Since     Managing Director, Chairman          13             None
Birth Date:                the Board and     1990      and Chief Executive Officer of
March 17, 1938             Director                    Shields & Company (registered
Shields & Company                                      broker-dealer and member of
140 Broadway                                           New York Stock Exchange);
New York, NY 10005                                     Chairman of Capital Management
                                                       Associates, Inc. (registered
                                                       investment adviser); Vice
                                                       Chairman and Trustee of New York
                                                       Racing Association; Director
                                                       of Flowers Industries, Inc.
                                                       (diversified food company).

Eugene P. Beard            Director          Since     Retired; Vice Chairman-              13             Director of Old Westbury
Birth Date:                                  1993      Finance/Operations and CFO of                       Funds (5): Trustee of
March 17, 1935                                         The Interpublic Group of                            Sandhill Investment Fund
The Interpublic Group                                  Companies, Inc. (until December                     II.
of Companies, Inc.                                     1999); Special Advisor to The
372 Danbury Road                                       interpublic Group of
2nd Floor                                              Companies, Inc. (Feburary 2000
Wilton, CT 06897                                       to present).

Richard L. Carpenter       Director          Since     Retired; Director of                 13             None
Birth Date:                                  1999      Investments, Pennsylvania
March 17, 1933                                         Public School Employees'
10820 North                                            Retirement System (until
La Quinta Drive                                        December 1997).
Tucson, AZ 85737

David P. Feldman           Director          Since     Retired; Chairman and CEO of         13             Director of Dreyfus
Birth Date:                                  1990      AT&T Investment Management                          Mutual Funds (59 Funds)
November 16, 1939                                      Corporation (until May 1997);
3 Tall Oaks Drive                                      Director of Jeffrey Co. (1992
Warren, NJ 07059                                       to present); Director of QMED
                                                       (1999 to present).


                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
NAME,                      POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
BIRTH DATE                 HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory             Director          Since     Retired; Director of Brown           13             None
Birth Date:                                  1999      Brothers Harriman Ltd.
July 31, 1932                                          (subsidiary of Brown Brothers

Greenway Farm,                                         Harriman & Co.) (until
Tockenham, Swindon,                                    December 2001); Advisor to RAF
Wiltshire,                                             Central Fund (1992-June 2003).
SN4 7PP England

Alan G. Lowy               Director          Since     Private Investor.                    13             None
Birth Date:                                  1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                  Director          Since     Retired; Executive Vice              13             None
Miltenberger                                 1992      President and Chief Financial
Birth Date:                                            Officer of Richard K. Mellon
November 8, 1938                                       and Sons (until June 1998);
503 Darlington Road                                    Vice President and Treasurer
Ligonier, PA 15658                                     of Richard King Mellon
                                                       Foundation (until June 1998);
                                                       Trustee, R.K. Mellon Family
                                                       Trusts (1981-June 2003);
                                                       General Partner, Mellon Family
                                                       Investment Company IV, V and
                                                       VI (1983-2002); Director of
                                                       Aerostructures Corporation
                                                       (aircraft manufacturer)
                                                       (1996-July 2003).

OFFICERS

Charles O. Izard           President         Since     President of the Corporation,        N/A            N/A
Birth Date:                                  2003      BBH Trust, BBH Common
May 2, 1959                                            Settlement Fund, Inc., BBH
140 Broadway                                           Common Settlement Fund II,
New York, NY 10005                                     Inc. and the BBH U.S. Money
                                                       Market Portfolio (since
                                                       November 2002); Managing
                                                       Director (since January 2001),
                                                       Senior Vice President (1995-
                                                       December 2000) of Brown
                                                       Brothers Harriman & Co. ("BBH
                                                       & Co.")

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
NAME,                      POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
BIRTH DATE                 HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Martins         Vice President,   Since     Vice President, Treasurer,           N/A            N/A
Birth Date:                Treasurer,        2002      Principal Accounting Officer
November 5, 1965           Principal                   and Principal Financial
140 Broadway               Accounting                  Officer of the Corporation,
New York, NY 10005         Officer and                 BBH Trust, BBH Common
                           Principal                   Settlement Fund, Inc., BBH
                           Financial                   Common Settlement Fund II,
                           Officer                     Inc. and the BBH U.S. Money
                                                       Market Portfolio; Vice
                                                       President (since April 2002)
                                                       and Assistant Vice President
                                                       (December 1996-March 2002)
                                                       of BBH & Co.

Gail C. Jones              Secretary         Since     Secretary of the Corporation,        N/A            N/A
Birth Date:                                  2002      BBH Trust, BBH Common
October 26, 1953                                       Settlement Fund, Inc., BBH
1001 Liberty Avenue                                    Common Settlement Fund II,
Pittsburgh, PA                                         Inc. and the BBH U.S. Money
15222-3779                                             Market Portfolio (since August
                                                       2002); Counsel, ReedSmith, LLP
                                                       (since October 2002);
                                                       Corporate Counsel (January
                                                       1997-September 2002) and Vice
                                                       President (January 1999-
                                                       September 2002) of Federated
                                                       Services Company.

Peter J. Germain           Vice President    Since     Vice President of the                N/A            N/A
Birth Date:                                  2002      Corporation, BBH Trust, BBH
September 3, 1959                                      Common Settlement Fund, Inc.,
1001 Liberty Avenue                                    BBH Common Settlement Fund II,
Pittsburgh, PA                                         Inc. and the BBH U.S. Money
15222-3779                                             Market Portfolio (since August
                                                       2002); Senior Vice President
                                                       (since November 1997) of
                                                       Federated Services Company.

Judith J. Mackin           Vice President    Since     Vice President of the                N/A            N/A
Birth Date:                                  2002      Corporation, BBH Trust, BBH
May 30, 1960                                           Common Settlement Fund, Inc.,
1001 Liberty Avenue                                    BBH Common Settlement Fund II,
Pittsburgh, PA                                         Inc. and the BBH U.S. Money
15222-3779                                             Market Portfolio (since August
                                                       2002); Vice President (since
                                                       November 1997) of Federated
                                                       Services Company.

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
NAME,                      POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
BIRTH DATE                 HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari          Assistant         Since     Assistant Secretary of the           N/A            N/A
Birth Date:                Secretary         2002      Corporation, BBH Trust, BBH
November 17, 1961                                      Common Settlement Fund, Inc.,
1001 Liberty Avenue                                    BBH Common Settlement Fund II,
Pittsburgh, PA                                         Inc. and the BBH U.S. Money
15222-3779                                             Market Portfolio (since August
                                                       2002); Partner, ReedSmith, LLP
                                                       (since October 2002); Vice
                                                       President (March 1996-September
                                                       2002) and Senior Corporate
                                                       Counsel (July 1998-September
                                                       2002) of Federated Investors,
                                                       Inc.

Nancy D. Osborn            Assistant         Since     Assistant Secretary of the           N/A            N/A
Birth Date:                Secretary         2002      Corporation, BBH Trust, BBH
May 4, 1966                                            Common Settlement Fund, Inc.,
140 Broadway                                           BBH Common Settlement Fund II,
New York, NY 10005                                     Inc. and the BBH U.S. Money
                                                       Market Portfolio (since August
                                                       2002); Assistant Vice
                                                       President (since April 2003)
                                                       and Associate (April 1996-March
                                                       2003) of BBH & Co.

John C. Smith              Assistant         Since     Assistant Treasurer of the           N/A            N/A
Birth Date:                Treasurer         2002      Corporation, BBH Trust, BBH
August 2, 1965                                         Common Settlement Fund, Inc.,
50 Milk Street                                         BBH Common Settlement Fund II,
Boston, MA 02109                                       Inc. and the BBH U.S. Money
                                                       Market Portfolio (since August
                                                       2002); Assistant Vice
                                                       President (since September
                                                       2001), Associate (September
                                                       2000-August 2001) and Senior
                                                       Analyst (June 1999-August
                                                       2000) of BBH & Co.; Manager,
                                                       Fund Administration (June
                                                       1997-May 1999), State Street
                                                       Bank and Trust Company.

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
NAME,                      POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
BIRTH DATE                 HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin         Assistant         Since     Assistant Treasurer of the           N/A            N/A
Birth Date:                Treasurer         2002      Corporation, BBH Trust, BBH
February 23, 1965                                      Common Settlement Fund, Inc.,
50 Milk Street                                         BBH Common Settlement Fund II,
Boston, MA 02109                                       Inc. and the BBH U.S. Money
                                                       Market Portfolio (since August
                                                       2002); Vice President (since
                                                       April 2003), Assistant Vice
                                                       President (April 2001-March
                                                       2003), and Associate (May
                                                       1992-March 2001) of BBH & Co.

# EACH DIRECTOR OF THE CORPORATION HOLDS OFFICE UNTIL HE OR SHE ATTAINS THE AGE OF 70 (72, IN THE CASE OF DIRECTORS WHO WERE ELECTED AS SUCH BEFORE JANUARY 1, 2000), OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED FROM OFFICE IN ACCORDANCE WITH THE PROVISIONS OF THE CORPORATION'S ARTICLES OF INCORPORATION. ALL OFFICERS OF THE CORPORATION HOLD OFFICE FOR ONE YEAR AND UNTIL THEIR RESPECTIVE SUCCESSORS ARE CHOSEN AND QUALIFIED (SUBJECT TO THE ABILITY OF THE DIRECTORS TO REMOVE ANY OFFICER IN ACCORDANCE WITH THE CORPORATION'S BY-LAWS).

^ THE FUND COMPLEX CONSISTS OF THE CORPORATION, BBH TRUST, BBH COMMON SETTLEMENT FUND, INC., BBH COMMON SETTLEMENT FUND II, INC. AND BBH U.S. MONEY MARKET PORTFOLIO. THE CORPORATION, WHICH HAS SIX SERIES, AND BBH TRUST, WHICH HAS FOUR SERIES, ARE EACH COUNTED AS ONE "FUND" FOR PURPOSES OF THIS TABLE.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the Internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT

OCTOBER 31, 2003


BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

  PRINCIPAL
    AMOUNT                                                                             VALUE
-------------                                                                      --------------
                U.S. TREASURY NOTES AND BONDS (98.2%)
$  37,740,191   3.375%, 1/15/2007(1)                                               $   41,155,981
    5,826,782   3.625%, 1/15/2008(1)                                                    6,474,784
   66,822,653   3.875%, 1/15/2009(1)                                                   75,590,520
    8,229,746   4.250%, 1/15/2010(1)                                                    9,590,872
   28,374,066   3.500%, 1/15/2011(1)                                                   31,972,919
   54,516,313   3.375%, 1/15/2012(1)                                                   61,228,634
   25,738,269   3.000%, 7/15/2012(1)                                                   28,166,314
   57,981,773   1.875%, 7/15/2013(1)                                                   57,823,251
    8,815,000   4.250%, 8/15/2013                                                       8,779,194
   51,093,732   3.625%, 4/15/2028(1)                                                   61,853,357
   14,708,572   3.875%, 4/15/2029(1)                                                   18,627,597
   21,865,000   5.375%, 2/15/2031                                                      22,595,247
    5,994,881   3.375%, 4/15/2032(1)                                                    7,237,883
                                                                                   --------------
                TOTAL U.S. TREASURY NOTES AND BONDS
                (IDENTIFIED COST $422,184,516)                                        431,096,553
                                                                                   --------------

                CORPORATE BONDS (0.7%)
    1,000,000   Daimlerchrysler NA Holdings 3.400%, 12/15/2004                          1,006,144
    1,000,000   Ford Motor Credit Co. 6.700%, 7/16/2004                                 1,028,899
    1,000,000   General Motors Acceptance Corp. 7.625%, 6/15/2004                       1,034,159
                                                                                   --------------
                TOTAL CORPORATE BONDS
                (IDENTIFIED COST $3,043,766)                                            3,069,202
                                                                                   --------------

                OTHER (0.5%)
    2,000,000   Government of New Zealand Bond 4.500%, 2/15/2016(1)                     1,514,539
      349,500   Tennessee Valley Authority Note 3.375%, 1/15/2007(1)                      376,974
                                                                                   --------------
                TOTAL OTHER
                (IDENTIFIED COST $1,427,634)                                            1,891,513
                                                                                   --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT                                                                             VALUE
-------------                                                                      --------------
                REPURCHASE AGREEMENT (5.9%)
$  25,900,000   Deutsche Bank, 0.990%, 11/3/2003 (Agreement
                dated 10/31/03 collateralized by U.S. Treasury
                Notes 2.125%, due 10/31/2004; $25,902,137
                to be received upon maturity)
                (Identified cost $25,900,000)                                      $   25,900,000
                                                                                   --------------

TOTAL INVESTMENTS (IDENTIFIED COST $452,555,916)(2)                        105.3%  $  461,957,268
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (5.3)     (23,051,767)
                                                                           -----   --------------
NET ASSETS                                                                 100.0%  $  438,905,501
                                                                           =====   ==============

(1) INFLATION PROTECTED SECURITY.

(2) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $455,022,690, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $7,345,019, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $410,441, RESULTING IN NET UNREALIZED APPRECIATION OF $6,934,578.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
   Investments in securities, at value (identified cost
     $452,555,916)                                                $  461,957,268
   Receivables for:
     Investments sold                                                 19,401,828
     Capital stock sold                                                3,497,855
     Interest                                                          3,239,858
                                                                  --------------
       TOTAL ASSETS                                                  488,096,809
                                                                  --------------
LIABILITIES:
   Due to bank                                                           358,453
   Payables for:
     Investments purchased                                            46,967,583
     Capital stock redeemed                                            1,251,998
     Dividends                                                           319,137
     Investment advisory fees                                             91,863
     Shareholder servicing/eligible institution fees                      80,492
     Unrealized depreciation on forward foreign exchange
       currency contract                                                  47,155
     Administrative fees                                                  36,745
     Custody fees                                                          9,507
     Accrued expenses and other liabilities                               28,375
                                                                  --------------
       TOTAL LIABILITIES                                              49,191,308
                                                                  --------------
NET ASSETS                                                        $  438,905,501
                                                                  ==============
Net Assets Consist of:
   Paid-in capital                                                $  414,152,544
   Undistributed net investment income                                   330,099
   Accumulated net realized gain on investments and foreign
     exchange transactions                                            15,068,367
   Net unrealized appreciation on investments and foreign
     currency translations                                             9,354,491
                                                                  --------------

Net Assets                                                        $  438,905,501
                                                                  ==============
CLASS N SHARES NET ASSET VALUE
   ($380,264,952 DIVIDED BY 33,590,524 shares)                    $        11.32
                                                                  ==============
CLASS I SHARES NET ASSET VALUE
   ($54,526,844 DIVIDED BY 4,809,978 shares)                      $        11.34
                                                                  ==============
CLASS A SHARES NET ASSET VALUE
   ($4,113,705 DIVIDED BY 362,410 shares)                         $        11.35
  SALES CHARGE AT 3.00% OF PUBLIC OFFERING PRICE                            0.35
                                                                  --------------
  MAXIMUM OFFERING PRICE                                          $        11.70
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
   INTEREST AND OTHER INCOME                                      $   14,231,987
                                                                  --------------

   EXPENSES:
     Expense payment fee                                               1,379,905
     Administrative fees                                                 371,612
     Investment advisory fees                                            268,258
     Shareholder servicing/eligible institution fees                     235,384
     Custody fees                                                         35,344
     Board of Directors' fees                                              3,465
     Miscellaneous expenses                                               69,515
                                                                  --------------
       TOTAL EXPENSES                                                  2,363,483
                                                                  --------------
       Fees paid indirectly                                               (1,610)
                                                                  --------------
       NET EXPENSES                                                    2,361,873
                                                                  --------------
   NET INVESTMENT INCOME                                              11,870,114
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                   15,889,191
   Net realized loss on foreign exchange transactions                   (293,342)
                                                                  --------------
     Net realized gain                                                15,595,849
                                                                  --------------
   Net change in unrealized appreciation (depreciation)
     on investments                                                    3,467,441
   Net change in unrealized appreciation (depreciation)
     on foreign currency translations                                     20,794
                                                                  --------------
   Net change in unrealized appreciation (depreciation)                3,488,235
                                                                  --------------
       NET REALIZED AND UNREALIZED GAIN                               19,084,084
                                                                  --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $   30,954,198
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                                                  -------------------------------
                                                                       2003             2002
                                                                  --------------   --------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                        $   11,870,114   $    6,142,769
     Net realized gain on investments and foreign
       exchange transactions                                          15,595,849        6,701,640
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations                3,488,235        2,045,993
                                                                  --------------   --------------
     Net increase in net assets resulting from operations             30,954,198       14,890,402
                                                                  --------------   --------------

   Dividends and disitributions declared:
     From net investment income
     Class N                                                          (9,832,232)      (4,913,822)
     Class I                                                          (1,493,546)      (1,008,901)
     Class A                                                             (19,929)               -
     From net realized gains
     Class N                                                          (6,613,243)      (1,089,755)
     Class I                                                            (986,869)        (130,529)
                                                                  --------------   --------------
       Total dividends and distributions declared                    (18,945,819)      (7,143,007)
                                                                  --------------   --------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                        307,963,709      254,116,541
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions                15,127,688        5,425,821
     Net cost of capital stock redeemed                             (165,911,798)     (95,484,028)
                                                                  --------------   --------------
       Net increase in net assets resulting from
         capital stock transactions                                  157,179,599      164,058,334
                                                                  --------------   --------------
       Total increase in net assets                                  169,187,978      171,805,729
                                                                  --------------   --------------
NET ASSETS:
   Beginning of year                                                 269,717,523       97,911,794
                                                                  --------------   --------------
   END OF YEAR (including undistributed net investment
     income of $330,099 and $99,036, respectively)                $  438,905,501   $  269,717,523
                                                                  ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A CLASS N SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                   FOR THE YEARS ENDED OCTOBER 31,
                                             ----------------------------------------------------------------------------
                                                2003                 2002           2001           2000           1999
                                             ----------           ----------     ----------     ----------     ----------
Net asset value, beginning of year           $    10.89           $    10.50     $     9.63     $     9.26     $     9.52
Income from investment operations:
    Net investment income                          0.35(1)              0.37           0.51           0.60           0.48
    Net realized and unrealized gain (loss)        0.71                 0.52           0.87           0.37          (0.26)

Less dividends and distributions:
    From net investment income                    (0.33)               (0.38)         (0.51)         (0.60)         (0.48)
    From net realized gains                       (0.30)               (0.12)             -              -              -
                                             ----------           ----------     ----------     ----------     ----------
Net asset value, end of year                 $    11.32           $    10.89     $    10.50     $     9.63     $     9.26
                                             ==========           ==========     ==========     ==========     ==========

Total return                                      10.05%                8.77%         14.84%         10.83%          2.43%

Ratios/Supplemental data:
    Net assets, end of year (000's omitted)  $  380,265           $  229,106     $   94,712     $   31,740     $   11,789
    Expenses as a percentage of average
      net assets(2)                                0.67%(3),(4)         0.65%          0.65%          0.65%          0.65%
    Ratio of net investment income to
      average net assets                           3.16%                3.88%          5.01%          6.25%          5.14%
    Portfolio turnover rate                         393%                 458%           325%           327%           899%

----------
(1) CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) HAD THE EXPENSE PAYMENT AGREEMENT NOT

    BEEN IN PLACE, THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS WOULD HAVE BEEN
    AS FOLLOWS:                                    0.72%                0.80%          0.92%          1.19%          1.19%

(3) THE EXPENSE PAYMENT AGREEMENT TERMINATED ON JULY 31, 2003.

(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 2003 REFLECTS FEES REDUCED AS A RESULT OF AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN. HAD THIS ARRANGEMENT NOT BEEN IN PLACE, THIS RATIO WOULD HAVE BEEN 0.67%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SELECTED PER SHARE DATA AND RATIOS FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          FOR THE PERIOD FROM
                                                                                            AUGUST 16, 2001
                                                                                             (COMMENCEMENT
                                                       FOR THE YEARS ENDED OCTOBER 31,      OF OPERATIONS)
                                                       -------------------------------          THROUGH
                                                          2003                 2002         OCTOBER 31, 2001
                                                       ----------           ----------    -------------------
Net asset value, beginning of period                   $    10.90           $    10.50    $             10.25
Income from investment operations:
    Net investment income                                    0.38(1)              0.42                   0.06
    Net realized and unrealized gain                         0.72                 0.49                   0.25

Less dividends and distributions:
    From net investment income                              (0.36)               (0.39)                 (0.06)
    From net realized gains                                 (0.30)               (0.12)                     -
                                                       ----------           ----------    -------------------
Net asset value, end of period                         $    11.34           $    10.90    $             10.50
                                                       ==========           ==========    ===================

Total return                                                10.27%                9.09%                  3.08%

Ratios/Supplemental data:
    Net assets, end of period (000's omitted)          $   54,527           $   40,612    $             3,200
    Expenses as a percentage of average net assets(2)        0.42%(3),(4)         0.40%                  0.40%(5)
    Ratio of net investment income to
      average net assets                                     3.43%                4.29%                  2.10%(5)
    Portfolio turnover rate                                   393%                 458%                   325%

----------
(1) CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) HAD THE EXPENSE PAYMENT AGREEMENT NOT BEEN IN
    PLACE, THE RATIO OF EXPENSES TO AVERAGE NET
    ASSETS WOULD HAVE BEEN AS FOLLOWS:                       0.47%                0.55%                  0.67%(5)

(3) THE EXPENSE PAYMENT AGREEMENT TERMINATED ON JULY 31, 2003.

(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31,

    2003 REFLECTS FEES REDUCED AS A RESULT OF AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN. HAD THIS ARRANGEMENT NOT BEEN IN PLACE, THIS RATIO WOULD HAVE BEEN 0.42%.

(5) ANNUALIZED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SELECTED PER SHARE DATA AND RATIOS FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR THE PERIOD FROM
                                                                      MARCH 7, 2003
                                                                    (COMMENCEMENT OF
                                                                   OPERATIONS) THROUGH
                                                                    OCTOBER 31, 2003
                                                                   -------------------
Net asset value, beginning of period                               $             11.40
Income from investment operations:
    Net investment income(1)                                                      0.17
    Net realized and unrealized gain                                              0.02

Less dividends and distributions:
    From net investment income                                                   (0.24)
    From net realized gains                                                          -
                                                                   -------------------
Net asset value, end of period                                     $             11.35
                                                                   ===================

Total return                                                                      1.75%

Ratios/Supplemental data:
    Net assets, end of period (000's omitted)                      $             4,114
    Expenses as a percentage of average net assets(2),(3),(4),(5)                 1.00%
    Ratio of net investment income to average net assets(5)                       2.86%
    Portfolio turnover rate(5)                                                     393%

----------
(1) CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) HAD THE EXPENSE PAYMENT AGREEMENT NOT BEEN IN PLACE, THE
    RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN AS
    FOLLOWS:                                                                      1.02%(5)

(3) THE EXPENSE PAYMENT AGREEMENT TERMINATED ON JULY 31, 2003.

(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 2003 REFLECTS FEES REDUCED AS A RESULT OF AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN. HAD THIS ARRANGEMENT NOT BEEN IN PLACE, THIS RATIO WOULD HAVE BEEN 1.00%.

(5) ANNUALIZED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Inflation-Indexed Securities Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

    A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

       Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

    B. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2003.

    C. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

    D. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

    E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the funds are determined using forward currency exchange rates supplied by a quotation service.

    F. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. There were no reverse repurchase agreements held as of October 31, 2003.

    G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2.  TRANSACTIONS WITH AFFILIATES.

    INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the period from August 1, 2003 to October 31, 2003, the Fund incurred $268,258 for advisory services.

    ADMINISTRATIVE FEES. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2003, the Fund incurred $371,612 for administrative services.

    CUSTODY FEES. The Corporation has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the period from August 1, 2003 to October 31, 2003, the Fund incurred $35,344 for custody services. For the year ended October 31, 2003, custody fees were reduced by $18,287 as a result of an expense offset arrangement with the Fund's custodian.

    SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' and Class A shares' average daily net assets. For the period from August 1, 2003 to October 31, 2003, the Fund incurred $235,384 for such services.

    SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2003, the Fund paid $224 to BBH for security lending services.

    EXPENSE PAYMENT FEE. BBHTC paid certain expenses of the Fund and received a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses would not exceed 0.65% of Class N shares' average daily net assets, 0.40% of Class I shares' average daily net assets, and 0.95% of Class A shares' average daily net assets. For the period from November 1, 2002 through July 31, 2003, BBHTC incurred $1,604,314 in expenses, including investment advisory fees of $660,772, shareholder servicing/eligible institution fees specific to Class N and Class A of $576,207 and custody fees of $133,843 paid to BBH on behalf of the Fund. The Fund's expense payment fee agreement terminated on July 31, 2003.

3. DISTRIBUTION PLAN. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the period ended October 31, 2003, the Fund incurred $2,144 for distribution fees.

4. INVESTMENT TRANSACTIONS. For the year ended October 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,547,311,257 and $1,425,659,136, respectively.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund, 25,000,000 shares have been classified as Class I shares of the Fund and 25,000,000 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                                 SHARES                                     AMOUNT
                                       FOR THE              FOR THE               FOR THE              FOR THE
                                     YEAR ENDED            YEAR ENDED           YEAR ENDED            YEAR ENDED
                                  OCTOBER 31, 2003      OCTOBER 31, 2002     OCTOBER 31, 2003      OCTOBER 31, 2002
                                 -------------------    ----------------    -------------------    ----------------
CLASS N
Capital stock sold                        25,280,753          20,161,095    $       282,523,122    $    214,875,480
Capital stock issued in
  connection with reinvestment
  of dividends                             1,237,128             443,777             13,633,884           4,646,559
Capital stock redeemed                   (13,957,291)         (8,598,300)          (154,952,555)        (90,699,353)
                                 -------------------    ----------------    -------------------    ----------------
Net increase                              12,560,590          12,006,572    $       141,204,451    $    128,822,686
                                 ===================    ================    ===================    ================

CLASS I
Capital stock sold                         1,936,559           3,813,668    $        21,403,994    $     39,241,061
Capital stock issued in
  connection with reinvestment
  of dividends                               134,220              74,152              1,477,570             779,262
Capital stock redeemed                      (985,921)           (467,496)           (10,953,245)         (4,784,675)
                                 -------------------    ----------------    -------------------    ----------------
Net increase                               1,084,858           3,420,324    $        11,928,319    $     35,235,648
                                 ===================    ================    ===================    ================

                                 FOR THE PERIOD FROM                        FOR THE PERIOD FROM
                                    MARCH 7, 2003                              MARCH 7, 2003
                                  (COMMENCEMENT OF                           (COMMENCEMENT OF
                                 OPERATIONS) THROUGH                        OPERATIONS) THROUGH
                                  OCTOBER 31, 2003                           OCTOBER 31, 2003
                                 -------------------                        -------------------
CLASS A
Capital stock sold                           361,508                        $         4,036,593
Capital stock issued in
  connection with reinvestment
  of dividends                                 1,439                                     16,234
Capital stock redeemed                          (537)                                    (5,998)
                                 -------------------                        -------------------
Net increase                                 362,410                        $         4,046,829
                                 ===================                        ===================

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2003 is as follows:

                                    CONTRACTS TO      DELIVERY       UNREALIZED
CURRENCY                              DELIVER           DATE        DEPRECIATION
------------------                  ------------      --------      ------------

New Zealand Dollar                     2,282,207      11/21/03      $     47,155

BBH INFLATION-INDEXED SECURITIES FUND

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND SHAREHOLDERS
BBH INFLATION-INDEXED SECURITIES FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH Inflation-Indexed Securities Fund (a series of the BBH Fund, Inc.), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BBH Inflation-Indexed Securities Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP


Boston, Massachusetts
December 19, 2003

BBH INFLATION-INDEXED SECURITIES FUND

ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)


The Fund hereby designates $1,342,823 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2004 the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2003. Shareholders should use the information on Form 1099 for their income tax returns.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

BBH INFLATION-INDEXED SECURITIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Inflation-Indexed Securities Fund's (the "Fund") Class I Shares returned 10.27%(1) and Class N Shares returned 10.05%(1) over the reporting period, making the asset class one of the strongest performing sectors within the investment grade universe. During the reporting period, the Fund launched its Class A shares on March 4, 2003, which returned 1.75%(2) since inception. The Fund benefited during the reporting period from having a correct duration decision, inter-period trading, and a correct yield curve positioning strategy. The Fund's benchmark, Citigroup Inflation-Linked Securities Index(3), returned 10.85% over the reporting period.

U.S. Treasury Inflation-Indexed Securities ("Tips") generated strong returns for the reporting period ended October 31, 2003, as real yields fell below 2%. Demand for Tips increased during the reporting period with Tips being accepted as an important asset class for all investors. The Fund's strong absolute returns came from falling real yields, coupon income, and the inflation adjustment to principal, which was 2% over the reporting period.

----------
(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS FOR THE REPORTING PERIOD, BASED ON OFFERING PRICE (I.E., LESS ANY SALES CHARGE OR REDEMPTION FEE FOR CLASS A SHARES WAS (1.30%).

(3) THE CITIGROUP INFLATION-LINKED SECURITIES INDEX ("CILS") MEASURES THE RETURN OF DEBENTURES WITH FIXED-RATE COUPON PAYMENTS THAT ADJUST FOR INFLATION AS MEASURED BY THE CONSUMER PRICE INDEX. THE INDEX EMPLOYS A MINIMUM MATURITY OF ONE YEAR AND A MINIMUM AMOUNT OUTSTANDING OF USD 1 BILLION FOR BOTH ENTRY AND EXIT. THIS INDEX IS UNMANAGED, AND INVESTMENTS CANNOT BE MADE IN AN INDEX.

       GROWTH OF $10,000 INVESTED IN BBH INFLATION-INDEXED SECURITIES FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 23, 1992 to October 31, 2003 as compared to the CILS and the 3-year Treasury.

[CHART]

                                INFLATION-INDEXED SECURITIES FUND*         CILS   3YR TREAS

(inception of fund) 7/23/1991                            $  10,000                $  10,000
                    7/31/1992                            $   9,950                $   9,972
                    8/31/1992                            $  10,060                $  10,095
                    9/30/1992                            $  10,191                $  10,216
                   10/31/1992                            $  10,049                $  10,114
                   11/30/1992                            $   9,989                $  10,066
                   12/31/1992                            $  10,109                $  10,186
                    1/31/1993                            $  10,313                $  10,347
                    2/28/1993                            $  10,467                $  10,478
                    3/31/1993                            $  10,485                $  10,518
                    4/30/1993                            $  10,568                $  10,598
                    5/31/1993                            $  10,526                $  10,547
                    6/30/1993                            $  10,650                $  10,664
                    7/31/1993                            $  10,671                $  10,682
                    8/31/1993                            $  10,791                $  10,805
                    9/30/1993                            $  10,823                $  10,840
                   10/31/1993                            $  10,839                $  10,857
                   11/30/1993                            $  10,804                $  10,842
                   12/31/1993                            $  10,817                $  10,890
                    1/31/1994                            $  10,916                $  10,969
                    2/28/1994                            $  10,797                $  10,853
                    3/31/1994                            $  10,627                $  10,733
                    4/30/1994                            $  10,533                $  10,654
                    5/31/1994                            $  10,538                $  10,659
                    6/30/1994                            $  10,539                $  10,674
                    7/31/1994                            $  10,667                $  10,788
                    8/31/1994                            $  10,691                $  10,822
                    9/30/1994                            $  10,605                $  10,741
                   10/31/1994                            $  10,596                $  10,767
                   11/30/1994                            $  10,531                $  10,694
                   12/31/1994                            $  10,561                $  10,717
                    1/31/1995                            $  10,714                $  10,902
                    2/28/1995                            $  10,899                $  11,089
                    3/31/1995                            $  10,952                $  11,150
                    4/30/1995                            $  11,072                $  11,269
                    5/31/1995                            $  11,348                $  11,547
                    6/30/1995                            $  11,412                $  11,603
                    7/31/1995                            $  11,413                $  11,620
                    8/31/1995                            $  11,507                $  11,699
                    9/30/1995                            $  11,584                $  11,762
                   10/31/1995                            $  11,683                $  11,889
                   11/30/1995                            $  11,807                $  12,026
                   12/31/1995                            $  11,911                $  12,143
                    1/31/1996                            $  11,995                $  12,253
                    2/29/1996                            $  11,901                $  12,149
                    3/31/1996                            $  11,837                $  12,098
                    4/30/1996                            $  11,798                $  12,064
                    5/31/1996                            $  11,791                $  12,067
                    6/30/1996                            $  11,893                $  12,176
                    7/31/1996                            $  11,926                $  12,213
                    8/31/1996                            $  11,933                $  12,239
                    9/30/1996                            $  12,066                $  12,387
                   10/31/1996                            $  12,253                $  12,575
                   11/30/1996                            $  12,383                $  12,699
                   12/31/1996                            $  12,325                $  12,652
                    1/31/1997                            $  12,383                $  12,708
                    2/28/1997                            $  12,392   $   12,392   $  12,718
                    3/31/1997                            $  12,259   $   12,222   $  12,675
                    4/30/1997                            $  12,351   $   12,307   $  12,798
                    5/31/1997                            $  12,384   $   12,372   $  12,890
                    6/30/1997                            $  12,372   $   12,333   $  13,000
                    7/31/1997                            $  12,498   $   12,448   $  13,208
                    8/31/1997                            $  12,506   $   12,487   $  13,183
                    9/30/1997                            $  12,527   $   12,511   $  13,328
                   10/31/1997                            $  12,670   $   12,647   $  13,448
                   11/30/1997                            $  12,723   $   12,714   $  13,473
                   12/31/1997                            $  12,607   $   12,656   $  13,581
                    1/31/1998                            $  12,701   $   12,720   $  13,764
                    2/28/1998                            $  12,701   $   12,709   $  13,739
                    3/31/1998                            $  12,711   $   12,702   $  13,786
                    4/30/1998                            $  12,840   $   12,747   $  13,841
                    5/31/1998                            $  12,888   $   12,830   $  13,922
                    6/30/1998                            $  12,943   $   12,866   $  13,998
                    7/31/1998                            $  12,986   $   12,926   $  14,072
                    8/31/1998                            $  13,017   $   12,948   $  14,397
                    9/30/1998                            $  13,259   $   13,226   $  14,616
                   10/31/1998                            $  13,301   $   13,249   $  14,670
                   11/30/1998                            $  13,262   $   13,241   $  14,620
                   12/31/1998                            $  13,196   $   13,153   $  14,637
                    1/31/1999                            $  13,373   $   13,311   $  14,719
                    2/28/1999                            $  13,256   $   13,218   $  14,525
                    3/31/1999                            $  13,290   $   13,224   $  14,636
                    4/30/1999                            $  13,381   $   13,298   $  14,680
                    5/31/1999                            $  13,467   $   13,401   $  14,602
                    6/30/1999                            $  13,495   $   13,399   $  14,653
                    7/31/1999                            $  13,510   $   13,398   $  14,679
                    8/31/1999                            $  13,521   $   13,424   $  14,712
                    9/30/1999                            $  13,580   $   13,471   $  14,814
                   10/31/1999                            $  13,624   $   13,499   $  14,833
                   11/30/1999                            $  13,727   $   13,583   $  14,861
                   12/31/1999                            $  13,653   $   13,467   $  14,845
                    1/31/2000                            $  13,713   $   13,545   $  14,798
                    2/29/2000                            $  13,818   $   13,675   $  14,913
                    3/31/2000                            $  14,283   $   14,069   $  15,049
                    4/30/2000                            $  14,478   $   14,245   $  15,058
                    5/31/2000                            $  14,433   $   14,206   $  15,112
                    6/30/2000                            $  14,617   $   14,386   $  15,314
                    7/31/2000                            $  14,710   $   14,504   $  15,420
                    8/31/2000                            $  14,818   $   14,612   $  15,565
                    9/30/2000                            $  14,911   $   14,698   $  15,700
                   10/31/2000                            $  15,099   $   14,873   $  15,804
                   11/30/2000                            $  15,319   $   15,084   $  16,019
                   12/31/2000                            $  15,474   $   15,230   $  16,281
                    1/31/2001                            $  15,775   $   15,567   $  16,491
                    2/28/2001                            $  16,062   $   15,825   $  16,641
                    3/31/2001                            $  16,174   $   15,972   $  16,814
                    4/30/2001                            $  16,302   $   16,065   $  16,771
                    5/31/2001                            $  16,496   $   16,255   $  16,856
                    6/30/2001                            $  16,496   $   16,237   $  16,922
                    7/31/2001                            $  16,741   $   16,493   $  17,219
                    8/31/2001                            $  16,791   $   16,530   $  17,371
                    9/30/2001                            $  16,906   $   16,640   $  17,756
                   10/31/2001                            $  17,339   $   17,048   $  18,030
                   11/30/2001                            $  16,941   $   16,598   $  17,866
                   12/31/2001                            $  16,776   $   16,437   $  17,781
                    1/31/2002                            $  16,824   $   16,499   $  17,867
                    2/28/2002                            $  17,077   $   16,772   $  18,012
                    3/31/2002                            $  16,962   $   16,669   $  17,738
                    4/30/2002                            $  17,366   $   17,123   $  18,042
                    5/31/2002                            $  17,630   $   17,395   $  18,186
                    6/30/2002                            $  17,868   $   17,647   $  18,389
                    7/31/2002                            $  18,177   $   17,953   $  18,761
                    8/31/2002                            $  18,882   $   18,606   $  18,996
                    9/30/2002                            $  19,403   $   19,080   $  19,323
                   10/31/2002                            $  18,862   $   18,575   $  19,322
                   11/30/2002                            $  18,841   $   18,569   $  19,150
                   12/31/2002                            $  19,504   $   19,206   $  19,487
                    1/31/2003                            $  19,664   $   19,324   $  19,449
                    2/28/2003                            $  20,382   $   19,999   $  19,670
                    3/31/2003                            $  20,060   $   19,726   $  19,689
                    4/30/2003                            $  19,966   $   19,690   $  19,748
                    5/31/2003                            $  20,906   $   20,626   $  20,014
                    6/30/2003                            $  20,718   $   20,411   $  20,009
                    7/31/2003                            $  19,734   $   19,482   $  19,709
                    8/31/2003                            $  20,049   $   19,840   $  19,695
                    9/30/2003                            $  20,727   $   20,515   $  20,067
                   10/31/2003                            $  20,758   $   20,591   $  19,894

*net of fees and expenses

               Total Return for the Period Ended October 31, 2003

                                                                       SINCE
                                                                     INCEPTION
                                            ONE YEAR   FIVE YEARS   (ANNUALIZED)
--------------------------------------------------------------------------------
Class N                                       10.05%     9.30%              6.69%
Class I                                       10.27%        -              10.20%
Class A                                        1.75%        -               1.75%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE CILS HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE CILS IS NOT ADJUSTED TO REFLECT SALES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
(UNAUDITED)

Information pertaining to Directors of the Corporation and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Inflation-Indexed Securities Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS
                                           AND                                               IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                            COMPLEX        DIRECTORSHIPS
BIRTH DATE               HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                     BY DIRECTOR^   DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
DIRECTORS

Joseph V. Shields, Jr.   Chairman of       Since     Managing Director, Chairman and         13             None
Birth Date:              the Board and     1990      Chief Executive Officer of Shields &
March 17, 1938           Director                    Company (registered broker-dealer
Shields & Company                                    and member of New York Stock
140 Broadway                                         Exchange); Chairman of Capital
New York, NY 10005                                   Management Associates, Inc. (regis-
                                                     tered investment adviser); Vice
                                                     Chairman and Trustee of New York
                                                     Racing Association; Director of
                                                     Flowers Industries, Inc. (diversified
                                                     food company).

Eugene P. Beard          Director          Since     Retired; Vice Chairman-Finance/         13             Director of
Birth Date:                                1993      Operations and CFO of The Interpublic                  Old Westbury
March 17, 1935                                       Group of Companies, Inc. (until                        Funds (5);
The Interpublic Group                                December 1999); Special Advisor to                     Trustee of
of Companies, Inc.                                   The Interpublic Group of Companies,                    Sandhill
372 Danbury Road                                     Inc. (Feburary 2000 to present).                       Investment
2nd Floor                                                                                                   Fund II.
Wilton, CT 06897

Richard L. Carpenter     Director          Since     Retired; Director of Investments,       13             None
Birth Date:                                1999      Pennsylvania Public School
March 17, 1933                                       Employees' Retirement System (until
10820 North                                          December 1997).
La Quinta Drive
Tucson, AZ 85737

David P. Feldman         Director          Since     Retired; Chairman and CEO of AT&T       13             Director of
Birth Date:                                1990      Investment Management Corporation                      Dreyfus
November 16, 1939                                    (until May 1997); Director of Jeffrey                  Mutual Funds
3 Tall Oaks Drive                                    Co. (1992 to present); Director of                     (59 Funds)
Warren, NJ 07059                                     QMED (1999 to present).

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS
                                           AND                                               IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                            COMPLEX        DIRECTORSHIPS
BIRTH DATE               HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                     BY DIRECTOR^   DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory           Director          Since     Retired; Director of Brown Brothers     13             None
Birth Date:                                1999      Harriman Ltd. (subsidiary of Brown
July 31, 1932                                        Brothers Harriman & Co.) (until
Greenway Farm,                                       December 2001); Advisorto
Tockenham, Swindon,                                  RAF Central Fund (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy             Director          Since     Private Investor.                       13             None
Birth Date:                                1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                Director          Since     Retired; Executive Vice President and   13             None
Miltenberger                               1992      Chief Financial Officer of Richard K.
Birth Date:                                          Mellon and Sons (until June 1998);
November 8, 1938                                     Vice President and Treasurer of
503 Darlington Road                                  Richard King Mellon Foundation (until
Ligonier, PA 15658                                   June 1998); Trustee, R.K. Mellon
                                                     Family Trusts (1981-June 2003);
                                                     General Partner, Mellon Family
                                                     Investment Company IV, V and VI
                                                     (1983-2002); Director of
                                                     Aerostructures Corporation (aircraft
                                                     manufacturer) (1996-July 2003).

OFFICERS

Charles O. Izard         President         Since     President of the Corporation, BBH       N/A            N/A
Birth Date:                                2003      Trust, BBH Common Settlement Fund,
May 2, 1959                                          Inc., BBH Common Settlement Fund II,
140 Broadway                                         Inc. and the BBH U.S. Money Market
New York, NY 10005                                   Portfolio (since November 2002);
                                                     Managing Director (since January
                                                     2001), Senior Vice President (1995-
                                                     December 2000) of Brown Brothers
                                                     Harriman & Co. ("BBH & Co.")

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS
                                           AND                                               IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                            COMPLEX        DIRECTORSHIPS
BIRTH DATE               HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                     BY DIRECTOR^   DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Michael D. Martins       Vice President,   Since     Vice President, Treasurer, Principal    N/A            N/A
Birth Date:              Treasurer,        2002      Accounting Officer and Principal
November 5, 1965         Principal                   Financial Officer of the Corporation,
140 Broadway             Accounting                  BBH Trust, BBH Common Settlement
New York, NY 10005       Officer and                 Fund, Inc., BBH Common Settlement
                         Principal                   Fund II, Inc. and the BBH U.S. Money
                         Financial                   Market Portfolio; Vice President
                         Officer                     (since April 2002) and Assistant Vice
                                                     President (December 1996-March 2002)
                                                     of BBH & Co.

Gail C. Jones            Secretary         Since     Secretary of the Corporation, BBH       N/A            N/A
Birth Date:                                2002      Trust, BBH Common Settlement Fund,
October 26, 1953                                     Inc., BBH Common Settlement Fund II,
1001 Liberty Avenue                                  Inc. and the BBH U.S. Money Market
Pittsburgh, PA                                       Portfolio (since August 2002);
15222-3779                                           Counsel, ReedSmith, LLP (since
                                                     October 2002); Corporate Counsel
                                                     (January 1997-September 2002) and
                                                     Vice President (January 1999-
                                                     September 2002) of Federated Services
                                                     Company.

Peter J. Germain         Vice President    Since     Vice President of the Corporation,      N/A            N/A
Birth Date:                                2002      BBH Trust, BBH Common Settlement
September 3, 1959                                    Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                  Fund II, Inc. and the BBH U.S. Money
Pittsburgh, PA                                       Market Portfolio (since August 2002);
15222-3779                                           Senior Vice President (since
                                                     November 1997) of Federated
                                                     Services Company.

Judith J. Mackin         Vice President    Since     Vice President of the Corporation,      N/A            N/A
Birth Date:                                2002      BBH Trust, BBH Common Settlement
May 30, 1960                                         Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                  Fund II, Inc. and the BBH U.S. Money
Pittsburgh, PA                                       Market Portfolio (since August 2002);
15222-3779                                           Vice President (since November 1997)
                                                     of Federated Services Company.

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS
                                           AND                                               IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                            COMPLEX        DIRECTORSHIPS
BIRTH DATE               HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                     BY DIRECTOR^   DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari        Assistant         Since     Assistant Secretary of the              N/A            N/A
Birth Date:              Secretary         2002      Corporation, BBH Trust, BBH Common
November 17, 1961                                    Settlement Fund, Inc., BBH Common
1001 Liberty Avenue                                  Settlement Fund II, Inc. and the BBH
Pittsburgh, PA                                       U.S. Money Market Portfolio (since
15222-3779                                           August 2002); Partner, ReedSmith, LLP
                                                     (since October 2002); Vice President
                                                     (March 1996-September 2002) and
                                                     Senior Corporate Counsel
                                                     (July 1998-September 2002) of
                                                     Federated Investors, Inc.

Nancy D. Osborn          Assistant         Since     Assistant Secretary of the              N/A            N/A
Birth Date:              Secretary         2002      Corporation, BBH Trust, BBH Common
May 4, 1966                                          Settlement Fund, Inc., BBH Common
140 Broadway                                         Settlement Fund II, Inc. and the BBH
New York, NY 10005                                   U.S. Money Market Portfolio (since
                                                     August 2002); Assistant Vice
                                                     President (since April 2003) and
                                                     Associate (April 1996-March 2003) of
                                                     BBH & Co.

John C. Smith            Assistant         Since     Assistant Treasurer of the              N/A            N/A
Birth Date:              Treasurer         2002      Corporation, BBH Trust, BBH Common
August 2, 1965                                       Settlement Fund, Inc., BBH Common
50 Milk Street                                       Settlement Fund II, Inc. and the BBH
Boston, MA 02109                                     U.S. Money Market Portfolio (since
                                                     August 2002); Assistant Vice
                                                     President (since September 2001),
                                                     Associate (September 2000-August
                                                     2001) and Senior Analyst (June 1999-
                                                     August 2000) of BBH & Co.; Manager,
                                                     Fund Administration (June 1997- May
                                                     1999), State Street Bank and Trust
                                                     Company.

                                           TERM OF                                           NUMBER OF
                                           OFFICE#                                           FUNDS
                                           AND                                               IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                            COMPLEX        DIRECTORSHIPS
BIRTH DATE               HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                     BY DIRECTOR^   DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin       Assistant         Since     Assistant Treasurer of the              N/A            N/A
Birth Date:              Treasurer         2002      Corporation, BBH Trust, BBH Common
February 23, 1965                                    Settlement Fund, Inc., BBH Common
50 Milk Street                                       Settlement Fund II, Inc. and the BBH
Boston, MA 02109                                     U.S. Money Market Portfolio (since
                                                     August 2002); Vice President (since
                                                     April 2003), Assistant Vice President
                                                     (April 2001-March 2003), and
                                                     Associate (May 1992-March 2001) of
                                                     BBH & Co.

# EACH DIRECTOR OF THE CORPORATION HOLDS OFFICE UNTIL HE OR SHE ATTAINS THE AGE OF 70 (72, IN THE CASE OF DIRECTORS WHO WERE ELECTED AS SUCH BEFORE JANUARY 1, 2000), OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED FROM OFFICE IN ACCORDANCE WITH THE PROVISIONS OF THE CORPORATION'S ARTICLES OF INCORPORATION. ALL OFFICERS OF THE CORPORATION HOLD OFFICE FOR ONE YEAR AND UNTIL THEIR RESPECTIVE SUCCESSORS ARE CHOSEN AND QUALIFIED (SUBJECT TO THE ABILITY OF THE DIRECTORS TO REMOVE ANY OFFICER IN ACCORDANCE WITH THE CORPORATION'S BY-LAWS).

^ THE FUND COMPLEX CONSISTS OF THE CORPORATION, BBH TRUST, BBH COMMON SETTLEMENT FUND, INC., BBH COMMON SETTLEMENT FUND II, INC. AND BBH U.S. MONEY MARKET PORTFOLIO. THE CORPORATION, WHICH HAS SIX SERIES, AND BBH TRUST, WHICH HAS FOUR SERIES, ARE EACH COUNTED AS ONE "FUND" FOR PURPOSES OF THIS TABLE.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759



TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet                     www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT

OCTOBER 31, 2003


BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (97.1%)
               AUSTRALIA (3.0%)
               FINANCE
      57,255   National Australia Bank, Ltd.                      $    1,239,575
                                                                  --------------

               MATERIALS
     140,000   Amcor, Ltd.                                               842,223
     318,968   BHP Billiton, Ltd.                                      2,645,785
                                                                  --------------
                                                                       3,488,008
                                                                  --------------
               TOTAL AUSTRALIA                                         4,727,583
                                                                  --------------

               FINLAND (2.0%)
               INFORMATION TECHNOLOGY
      85,051   Nokia Oyj                                               1,441,286
                                                                  --------------

               MATERIALS
     120,542   Stora Enso Oyj                                          1,635,855
                                                                  --------------
               TOTAL FINLAND                                           3,077,141
                                                                  --------------

               FRANCE (11.9%)
               CONSUMER DISCRETIONARY
      14,500   LVMH Moet Hennessy Louis Vuitton SA                       999,863
                                                                  --------------

               CONSUMER STAPLES
      21,950   Pernod-Ricard SA                                        2,113,164
                                                                  --------------

               ENERGY
      26,123   Total SA                                                4,051,119
                                                                  --------------

               FINANCE
     228,200   AXA                                                     4,314,434
      78,433   BNP Paribas SA                                          4,112,044
                                                                  --------------
                                                                       8,426,478
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               FRANCE (CONTINUED)
               INFORMATION TECHNOLOGY
      44,072   STMicroelectronics NV                              $    1,174,078
                                                                  --------------

               TELECOMMUNICATIONS
      79,500   France Telecom SA(1)                                    1,919,855
                                                                  --------------
               TOTAL FRANCE                                           18,684,557
                                                                  --------------

               GERMANY (2.2%)
               HEALTH CARE
      12,600   Stada Arzneimittel AG                                     646,117
                                                                  --------------

               INDUSTRIALS
      25,600   Siemens AG                                              1,716,281
                                                                  --------------

               UTILITIES
      23,207   E.On AG                                                 1,165,541
                                                                  --------------
               TOTAL GERMANY                                           3,527,939
                                                                  --------------

               HONG KONG (4.8%)
               CONSUMER DISCRETIONARY
    2,782,00   Brilliance China Automotive Holdings, Ltd.              1,172,880
     780,000   Li & Fung, Ltd.                                         1,310,359
                                                                  --------------
                                                                       2,483,239
                                                                  --------------

               FINANCE
     210,000   Sun Hung Kai Properties, Ltd.                           1,763,945
                                                                  --------------

               INDUSTRIALS
     277,000   Hutchison Whampoa, Ltd.                                 2,139,519
                                                                  --------------

               TELECOMMUNICATIONS
     392,500   China Mobile (Hong Kong), Ltd.                          1,114,124
                                                                  --------------
               TOTAL HONG KONG                                         7,500,827
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               INDIA (0.8%)
               INFORMATION TECHNOLOGY
      15,659   Infosys Technologies, Ltd. ADR                     $    1,324,908
                                                                  --------------
               TOTAL INDIA                                             1,324,908
                                                                  --------------

               IRELAND (3.7%)
               FINANCE
     314,722   Anglo Irish Bank Corp., Plc.                            3,770,926
                                                                  --------------

               MATERIALS
     112,000   CRH, Plc.                                               2,009,689
                                                                  --------------
               TOTAL IRELAND                                           5,780,615
                                                                  --------------

               ITALY (2.7%)
               ENERGY
      71,712   ENI SpA                                                 1,136,221
     126,774   Saipem SpA                                                920,503
                                                                  --------------
                                                                       2,056,724
                                                                  --------------

               FINANCE
     126,918   Mediolanum SpA                                            884,745
      16,163   Riunione Adriatica di Sicurta SpA                         251,966
                                                                  --------------
                                                                       1,136,711
                                                                  --------------

               TELECOMMUNICATIONS
     402,986   Telecom Italia SpA(1)                                   1,049,366
                                                                  --------------
               TOTAL ITALY                                             4,242,801
                                                                  --------------

               JAPAN (24.5%)
               CONSUMER DISCRETIONARY
     139,000   Matsushita Electric Industrial Co., Ltd.                1,827,686
     147,000   Nissan Motor Co., Ltd.                                  1,643,412
      11,000   Nitori Co., Ltd.                                          699,728
      33,800   Sony Corp.                                              1,174,719
      99,000   Toyota Motor Corp.                                      2,811,887
                                                                  --------------
                                                                       8,157,432
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               CONSUMER STAPLES
      26,000   Ito-Yokado Co., Ltd.                               $      953,176
      59,000   Kao Corp.                                               1,209,982
     112,000   Kirin Brewery Co., Ltd.                                   893,357
      70,000   Shiseido Co., Ltd.                                        733,031
                                                                  --------------
                                                                       3,789,546
                                                                  --------------

               FINANCE
      50,400   Credit Saison Co., Ltd.                                 1,051,906
         327   Mitsubishi Tokyo Financial Group, Inc.                  2,344,192
     173,000   Nomura Holdings, Inc.                                   2,963,920
      24,100   Orix Corp.                                              2,022,913
          20   Prospect Japan Fund(1)                                        235
                                                                  --------------
                                                                       8,383,166
                                                                  --------------

               HEALTH CARE
      33,400   Eisai Co., Ltd.                                           781,960
      30,000   Takeda Chemical Industries, Ltd.                        1,058,984
                                                                  --------------
                                                                       1,840,944
                                                                  --------------

               INDUSTRIALS
      53,000   Dai Nippon Printing Co., Ltd.                             816,642
      30,000   Fanuc, Ltd.                                             1,799,456
       6,200   SMC Corp.                                                 744,338
     434,000   Sumitomo Corp.                                          3,004,918
                                                                  --------------
                                                                       6,365,354
                                                                  --------------

               INFORMATION TECHNOLOGY
      62,000   Canon, Inc.                                             2,993,104
      15,800   Hoya Corp.                                              1,426,588
     180,000   NEC Corp.                                               1,586,025
                                                                  --------------
                                                                       6,005,717
                                                                  --------------

               MATERIALS
      50,100   Shin-Etsu Chemical Co., Ltd.                            1,859,428
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               TELECOMMUNICATIONS
         172   Nippon Telegraph & Telephone Corp.                 $      766,352
         600   NTT DoCoMo, Inc.                                        1,295,826
                                                                  --------------
                                                                       2,062,178
                                                                  --------------

               TOTAL JAPAN                                            38,463,765
                                                                  --------------

               NETHERLANDS (6.3%)
               CONSUMER DISCRETIONARY
      50,300   VNU NV                                                  1,528,586
                                                                  --------------

               FINANCE
     115,700   ING Groep NV                                            2,396,820

                                                                  --------------

               INDUSTRIALS
     180,000   Vedior NV                                               2,588,897
                                                                  --------------

               INFORMATION TECHNOLOGY
      32,642   ASML Holding NV(1)                                        572,867
                                                                  --------------

               TELECOMMUNICATIONS
     358,900   Koninklijke (Royal) KPN NV(1)                           2,722,524
                                                                  --------------
               TOTAL NETHERLANDS                                       9,809,694
                                                                  --------------

               SINGAPORE (1.7%)
               CONSUMER DISCRETIONARY
      93,000   Singapore Press Holdings, Ltd.                          1,053,022
                                                                  --------------

               FINANCE
     220,868   Oversea-Chinese Banking Corp., Ltd.                     1,536,053
                                                                  --------------
               TOTAL SINGAPORE                                         2,589,075
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               SOUTH KOREA (0.9%)
               MATERIALS
      47,474   Pohang Iron & Steel Co., Ltd. (POSCO) ADR          $    1,375,796
                                                                  --------------
               TOTAL SOUTH KOREA                                       1,375,796
                                                                  --------------

               SPAIN (4.1%)
               FINANCE
     122,542   Banco Santander Central Hispano SA                      1,172,626
                                                                  --------------

               INDUSTRIALS
   1,303,000   Iberia Lineas Aereas de Espana SA                       3,173,835
                                                                  --------------

               MEDIA
         248   Antena 3 Television SA(1)                                   8,083
                                                                  --------------

               TELECOMMUNICATIONS
      73,456   Telefonica SA                                             911,657
                                                                  --------------

               UTILITIES
      73,000   Iberdrola SA                                            1,215,053
                                                                  --------------
               TOTAL SPAIN                                             6,481,254
                                                                  --------------

               SWEDEN (2.9%)
               CONSUMER DISCRETIONARY
      64,000   Autoliv, Inc.                                           2,119,680
                                                                  --------------

               INDUSTRIALS
      37,700   AB SKF Class B                                          1,331,235
      29,620   Atlas Copco AB                                          1,038,341
                                                                  --------------
                                                                       2,369,576
                                                                  --------------
               TOTAL SWEDEN                                            4,489,256
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               SWITZERLAND (8.6%)
               CONSUMER STAPLES
       3,897   Nestle SA Registered                               $      856,131
                                                                  --------------

               FINANCE
     128,450   Credit Suisse Group                                     4,516,027
      75,052   UBS AG Registered                                       4,598,740
                                                                  --------------
                                                                       9,114,767
                                                                  --------------

               HEALTH CARE
      41,553   Novartis AG Registered                                  1,580,458
      22,900   Roche Holding AG                                        1,890,865
                                                                  --------------
                                                                       3,471,323
                                                                  --------------
               TOTAL SWITZERLAND                                      13,442,221
                                                                  --------------

               TAIWAN (0.6%)
               INFORMATION TECHNOLOGY
      91,200   Taiwan Semiconductor Manufacturing Co., Ltd.
                ADR(1)                                                 1,008,672
                                                                  --------------
               TOTAL TAIWAN                                            1,008,672
                                                                  --------------

               UNITED KINGDOM (16.4%)
               CONSUMER SERVICES
      17,000   Carnival Corp.                                            593,470
                                                                  --------------

               CONSUMER DISCRETIONARY
      79,043   British Sky Broadcasting Group, Plc.(1)                   858,369
     381,676   Compass Group, Plc.                                     2,200,316
     246,000   Kingfisher, Plc.                                        1,179,191
   1,023,200   Signet Group, Plc.                                      1,796,931
                                                                  --------------
                                                                       6,034,807
                                                                  --------------

               CONSUMER STAPLES
     116,058   Diageo, Plc.                                            1,364,706
      90,351   Reckitt Benckiser, Plc.                                 1,901,014
                                                                  --------------
                                                                       3,265,720
                                                                  --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                             VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               UNITED KINGDOM (CONTINUED)
               ENERGY
     329,222   BP, Plc.                                           $    2,284,772
                                                                  --------------

               FINANCE
     120,646   Royal Bank of Scotland Group, Plc.                      3,232,405
                                                                  --------------

               HEALTH CARE
      28,700   AstraZeneca, Plc.                                       1,347,965
      87,299   GlaxoSmithKline, Plc.                                   1,869,387
     163,683   Smith & Nephew, Plc.                                    1,300,505
                                                                  --------------
                                                                       4,517,857
                                                                  --------------

               INDUSTRIALS
     189,757   EasyJet, Plc.(1)                                          903,153
      86,002   Exel, Plc.                                              1,106,865
                                                                  --------------
                                                                       2,010,018
                                                                  --------------

               TELECOMMUNICATIONS
   1,773,926   Vodafone Group, Plc.                                    3,724,872
                                                                  --------------
               TOTAL UNITED KINGDOM                                   25,663,921
                                                                  --------------

TOTAL INVESTMENTS (IDENTIFIED COST $132,841,377)(2)       97.1%   $  152,190,025
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES             2.9         4,611,827
                                                         -----    --------------
NET ASSETS                                               100.0%   $  156,801,852
                                                         =====    ==============

(1)  NON-INCOME PRODUCING SECURITY.

(2) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $133,389,810, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $22,618,738, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,818,523, RESULTING IN NET UNREALIZED APPRECIATION OF $18,800,215.

     ADR - AMERICAN DEPOSITARY RECEIPT.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
   Investments in securities, at value (identified cost $132,841,377)   $  152,190,025
   Collateral for securities loaned, at fair value                           1,611,345
   Receivables for:
     Investment securities sold                                              5,324,057
     Dividends and other income                                                299,286
                                                                        --------------
       TOTAL ASSETS                                                        159,424,713
                                                                        --------------

LIABILITIES:
   Due to bank                                                                 736,432
   Payable upon return of securities loaned                                  1,611,345
   Payables for:
     Capital stock redeemed                                                    103,043
     Investment advisory fees                                                   90,961
     Shareholder servicing/eligible institution fees                            21,184
     Administrative fees                                                        20,991
     Custody fees                                                               19,786
     Board of Directors' fees                                                      706
     Accrued expenses and other liabilities                                     18,413
                                                                        --------------
       TOTAL LIABILITIES                                                     2,622,861
                                                                        --------------

NET ASSETS                                                              $  156,801,852
                                                                        ==============

Net Assets Consist of:
   Paid-in capital                                                      $  178,122,830
   Undistributed net investment income                                       1,358,297
   Accumulated net realized loss on investments and foreign
     exchange transactions                                                 (42,048,579)
   Net unrealized appreciation on investments and foreign
     currency translations                                                  19,369,304
                                                                        --------------

Net Assets                                                              $  156,801,852
                                                                        ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE

CLASS N SHARES
   ($98,375,731 DIVIDED BY 10,595,158 shares)                           $         9.28
                                                                        ==============

CLASS I SHARES
   ($58,426,121 DIVIDED BY 6,283,121 shares)                            $         9.30
                                                                        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
   INCOME:
     Dividends (net of foreign withholding taxes of $445,222)           $    3,141,951
     Interest and other income                                                 150,281
                                                                        --------------
       TOTAL INCOME                                                          3,292,232
                                                                        --------------

   EXPENSES:
     Investment advisory fees                                                  931,977
     Shareholder servicing/eligible institution fees                           240,435
     Administrative fees                                                       215,071
     Custody fees                                                              212,323
     Board of Directors' fees                                                    9,263
     Miscellaneous expenses                                                    111,072
                                                                        --------------
       TOTAL EXPENSES                                                        1,720,141
                                                                        --------------
   NET INVESTMENT INCOME                                                     1,572,091
                                                                        --------------

NET REALIZED AND UNREALIZED GAIN:

   Net realized loss on investments                                        (12,586,731)
   Net realized loss on foreign exchange transactions                         (183,486)
                                                                        --------------
     Net realized loss                                                     (12,770,217)
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency translations                                      35,926,130
                                                                        --------------
       NET REALIZED AND UNREALIZED GAIN                                     23,155,913
                                                                        --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $   24,728,004
                                                                        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEARS ENDED OCTOBER 31,
                                                                    ---------------------------------
                                                                         2003               2002
                                                                    --------------     --------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                          $    1,572,091     $      371,606
     Net realized loss on investments and foreign exchange
       transactions                                                    (12,770,217)       (28,547,704)
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations                 35,926,130         12,661,924
                                                                    --------------     --------------
     Net increase (decrease) in net assets resulting from
       operations                                                       24,728,004        (15,514,174)
                                                                    --------------     --------------

   Dividends and disitributions declared:
     From net investment income
     Class N                                                              (233,447)                 -
     Class I                                                               (68,567)                 -
                                                                    --------------     --------------
       Total dividends and distributions declared                         (302,014)                 -
                                                                    --------------     --------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                           89,056,044         51,573,354
     Net asset value of capital stock issued to shareholders for
       reinvestment of dividends and distributions                          81,368                  -
     Net cost of capital stock redeemed                                (70,351,836)       (35,821,587)
                                                                    --------------     --------------
       Net increase in net assets resulting from capital
         stock transactions                                             18,785,576         15,751,767
                                                                    --------------     --------------
       Total increase in net assets                                     43,211,566            237,593

NET ASSETS:
   Beginning of year                                                   113,590,286        113,352,693
                                                                    --------------     --------------
   END OF YEAR (including undistributed net investment
     income of $1,358,297 and $234,251, respectively)               $  156,801,852     $  113,590,286
                                                                    ==============     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A CLASS N SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                      FOR THE YEARS ENDED OCTOBER 31,
                                            ------------------------------------------------------------------------------------
                                                2003              2002              2001              2000              1999
                                            ------------      ------------      ------------      ------------      ------------
Net asset value, beginning of year          $       8.03      $       9.34      $      13.29      $      13.04      $      10.09
Income from investment operations:
   Net investment income (loss)                     0.08(1)           0.03(1)           0.13             (0.03)(1)         (0.02)
   Net realized and
     unrealized gain (loss)                         1.19             (1.34)            (3.92)             0.93              3.00

Less dividends and distributions:
   From net investment income                      (0.02)                -             (0.08)                -                 -
   In excess of net investment income                  -                 -                 -             (0.32)            (0.03)
   From net realized gains                             -                 -             (0.08)            (0.33)                -
                                            ------------      ------------      ------------      ------------      ------------
Net asset value, end of year                $       9.28      $       8.03      $       9.34      $      13.29      $      13.04
                                            ============      ============      ============      ============      ============

Total return                                       15.87%           (14.03)%          (28.94)%            6.71%            29.57%

Ratios/Supplemental data:
   Net assets, end of year
     (000's omitted)                        $     98,376      $     97,868      $    113,353      $    115,739      $     59,961
   Ratio of expenses to average net assets          1.28%             1.35%(2)          1.24%(2)          1.37%             1.50%
   Ratio of net investment income (loss)
     to average net assets                          0.98%             0.34%             0.18%            (0.24)%           (0.25)%
   Portfolio turnover rate                            74%               36%(3)            21%(3)            37%(3)            86%(3)

----------
(1)  CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) INCLUDES THE FUND'S SHARE OF EXPENSES PAID BY THE PORTFOLIO AND EXCLUDES THE IMPACT OF THE PORTFOLIO'S EXPENSE OFFSET ARRANGEMENT. INCLUDING THE FUND'S SHARE OF THE EXPENSE OFFSET ARRANGEMENT REDUCES THE FUND'S RATIO TO AVERAGE NET ASSETS TO 1.34% AND 1.15% FOR THE YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2001, RESPECTIVELY.

(3) PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED THROUGH OCTOBER 30, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SELECTED PER SHARE DATA AND RATIOS FOR A CLASS I SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                 FOR THE PERIOD FROM
                                                                                  OCTOBER 30, 2002
                                                               FOR THE            (COMMENCEMENT OF
                                                              YEAR ENDED         OPERATIONS) THROUGH
                                                           OCTOBER 31, 2003       OCTOBER 31, 2002
                                                           ----------------      -------------------
Net asset value, beginning of period                       $           8.03      $              7.95
Income from investment operations:
   Net investment income                                               0.11(1)                  0.00(2)
   Net realized and unrealized gain                                    1.18                     0.08

Less dividends and distributions:
   From net investment income                                         (0.02)                       -
                                                           ----------------      -------------------
Net asset value, end of period                             $           9.30      $              8.03
                                                           ================      ===================

Total return                                                          16.18%                    1.01%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)               $         58,426      $            15,722
   Ratio of expenses to average net assets                             1.05%                    1.08%(3)
   Ratio of net investment income to average net assets                1.34%                    1.77%(3)
   Portfolio turnover rate                                               74%                      36%(3),(4)

----------
(1)  CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2)  LESS THAN $0.01.

(3)  ANNUALIZED.

(4) PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED THROUGH OCTOBER 30, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   Prior to October 30, 2002, the Fund invested substantially all of its assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On October 30, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 30, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   D. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily. Prior to October 30, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   F. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the year ended October 31, 2003, the Fund incurred $931,977 for advisory services.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective October 30, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. Prior to October 30, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2003, the Fund incurred $215,071 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the year ended October 31, 2003, the Fund incurred $240,435 for such services.

   CUSTODY FEES. The Fund has entered into a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2003, the Fund incurred $212,323 for custody services.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2003, the Fund paid $24,949 to BBH for security lending services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2003, the Fund incurred $9,263 for these fees.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Class I shares and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate Class I shares' expenses will not exceed 1.10% of Class I shares' average daily net assets. For the year ended October 31, 2003,

   BBHTC incurred $493,563 in expenses, including investment advisory fees of $307,682 and custody fees of $72,636 paid to BBH on behalf of the Class I Shares.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $120,783,566 and $100,732,296, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SECURITIES ON LOAN. As of October 31, 2003, the Fund had securities on loan with an aggregate market value of $1,574,110. The Fund received $1,611,345 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund, and 25,000,000 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                                SHARES                                  AMOUNT
                                     FOR THE             FOR THE             FOR THE             FOR THE
                                    YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                 OCTOBER 31, 2003    OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002
                                 ----------------    ----------------    ----------------    ----------------
CLASS N
Capital stock sold                      5,677,690           4,024,991    $     45,520,706    $     36,251,753
Capital stock issued in
  connection with reinvestment
  of dividends                              9,162                   -              72,731                   -
Capital stock redeemed                 (7,272,340)         (3,977,012)        (60,282,779)        (35,821,587)
                                 ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                (1,585,488)             47,979    $    (14,689,342)   $        430,166
                                 ================    ================    ================    ================

                                                SHARES                                 AMOUNT
                                                         FOR THE                                FOR THE
                                                       PERIOD FROM                            PERIOD FROM
                                                     OCTOBER 30, 2002                       OCTOBER 30, 2002
                                                      (COMMENCEMENT                          (COMMENCEMENT
                                     FOR THE          OF OPERATIONS)        FOR THE          OF OPERATIONS)
                                    YEAR ENDED           THROUGH           YEAR ENDED           THROUGH
                                 OCTOBER 31, 2003    OCTOBER 31, 2002   OCTOBER 31, 2003    OCTOBER 31, 2002
                                 ----------------    ----------------    ----------------    ----------------
CLASS I
Capital stock sold                      5,453,087           1,956,782   $     43,535,338    $     15,321,601
Capital stock issued in
  connection with reinvestment
  of dividends                              1,085                   -              8,637                   -
Capital stock redeemed                 (1,127,833)                  -        (10,069,057)                  -
                                 ----------------    ----------------    ----------------    ----------------
Net increase                            4,326,339           1,956,782   $     33,474,918    $     15,321,601
                                 ================    ================    ================    ================

6. FEDERAL INCOME TAX STATUS. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

             EXPIRATION DATE                              AMOUNT
            -----------------                        ----------------
            October 31, 2009                         $     10,039,468
            October 31, 2010                               19,384,924
            October 31, 2011                               12,486,070
                                                     ----------------
                                                     $     41,910,462
                                                     ================

   These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of their utilization or expiration.

7. SUBSEQUENT EVENTS. On December 12, 2003, the Fund filed a preliminary proxy statement with the SEC. The definitive form of proxy statement will be used to solicit shareholder approval (or disapproval) of proposals to (1) replace the Fund's current Advisory Agreement with BBH with a new Advisory Agreement that is substantially the same as the current Advisory Agreement except that it permits delegation of investment management responsibilities to one or more subadvisers; (2) enter into new Subadvisory Agreements with Walter Scott & Partners Limited and Delaware International Advisers Ltd.; (3) permit BBH to terminate, replace or add subadvisers without shareholder approval; and
   (4) amend and make non-fundamental the Fund's current fundamental investment policy with respect to the Fund's investment in other open-end investment companies.

   On December 10, 2003, the Fund filed a proxy statement requesting shareholder approval for a merger of BBH European Equity Fund and BBH Pacific Basin Equity Fund into the Fund. If shareholders approve the proposal, the merger will take place on or about February 6, 2004.

BBH INTERNATIONAL EQUITY FUND

INDEPENDENT AUDITORS' REPORT

DIRECTORS AND SHAREHOLDERS
BBH INTERNATIONAL EQUITY FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH International Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 19, 2003

BBH INTERNATIONAL EQUITY FUND

ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $2,433,231 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

6.8% of the ordinary income dividends paid by the Fund during the year ended October 21, 2003 qualifies for the dividends received deduction available to corporate shareholders.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                  FOREIGN
                               SOURCE INCOME   FTC TOTAL
                               -------------   ---------
                               $   3,564,785   $ 419,897

BBH INTERNATIONAL EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

International equity markets advanced strongly in the twelve-month period ended October 31, 2003(1). As measured by Morgan Stanley Capital International (MSCI) in U.S. dollars, the MSCI Europe, Australasia and Far East Index ("EAFE")(2) rose 27%; strength in foreign currencies against the dollar over the reporting period contributed roughly 15 percentage points of overall return. Although economic fundamentals in the U.S. were much more favorable than in Europe, where Germany actually experienced recession in the first half of the fiscal year, interest rate differentials and rapidly rising U.S. deficits depressed investor appetite for dollars. The euro appreciated more than 17% during the reporting period while the yen rose a more modest 9%.

Although the past fiscal year proved to be a more favorable environment for equity markets relative to the recent past, it proved to be a difficult year for the BBH International Equity Fund (the "Fund"). The equity market rallies globally were characterized during the reporting period by strength in both smaller capitalization issues and poorer quality issues. Many of the prior year's laggards rebounded sharply on hopes that earnings would recover during the reporting period. In most cases, that recovery did not materialize. Given the Fund's focus on large and medium capitalization issues with strong fundamentals and sound balance sheets, the Fund was not invested in a manner which enabled it to fully participate in the market's rally.

The events which fostered solid double digit returns in most markets during the reporting period were abnormally low interest rates, a strong U.S. economic recovery, and an investment boom in China which fueled growth throughout Asia. Some of the factors have begun to reverse. Since the end of the fiscal year, central banks in the U.K. and Australia have raised interest rates. Marginal monetary tightening and a weaker U.S. dollar temper global economic recovery and profit growth. Nevertheless, such an environment is favorable for equities.

----------
(1) INTERNATIONAL INVESTING INVOLVES SPECIAL RISKS INCLUDING CURRENCY RISK, INCREASED VOLATILITY OF FOREIGN SECURITIES AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

(2) THE EAFE IS AN UNMANAGED MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY. INVESTMENTS CANNOT BE MADE IN AN INDEX.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           GROWTH OF $10,000 INVESTED IN BBH INTERNATIONAL EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from April 1, 1995 to October 31, 2003 as compared to the EAFE.

[CHART]

                                          INTERNATIONAL EQUITY FUND*         MSCI-EAFE
(inception of Fund) 4/1/95                      $       10,000            $       10,000
                   4/30/95                      $        9,947            $       10,376
                   5/31/95                      $       10,373            $       10,252
                   6/30/95                      $       10,313            $       10,073
                   7/31/95                      $       10,646            $       10,700
                   8/31/95                      $       10,508            $       10,292
                   9/30/95                      $       10,449            $       10,493
                  10/31/95                      $       10,274            $       10,210
                  11/30/95                      $       10,197            $       10,495
                  12/31/95                      $       10,673            $       10,917
                   1/31/96                      $       10,980            $       10,962
                   2/29/96                      $       10,937            $       10,999
                   3/31/96                      $       11,375            $       11,233
                   4/30/96                      $       11,808            $       11,559
                   5/31/96                      $       11,761            $       11,347
                   6/30/96                      $       11,769            $       11,411
                   7/31/96                      $       11,289            $       11,077
                   8/31/96                      $       11,232            $       11,101
                   9/30/96                      $       11,473            $       11,396
                  10/31/96                      $       11,326            $       11,280
                  11/30/96                      $       11,622            $       11,728
                  12/31/96                      $       11,533            $       11,578
                   1/31/97                      $       11,052            $       11,172
                   2/28/97                      $       11,177            $       11,355
                   3/31/97                      $       11,157            $       11,396
                   4/30/97                      $       11,103            $       11,457
                   5/31/97                      $       11,935            $       12,202
                   6/30/97                      $       12,420            $       12,875
                   7/31/97                      $       12,713            $       13,084
                   8/31/97                      $       11,564            $       12,106
                   9/30/97                      $       12,310            $       12,785
                  10/31/97                      $       11,515            $       11,802
                  11/30/97                      $       11,527            $       11,682
                  12/31/97                      $       11,654            $       11,783
                   1/31/98                      $       12,036            $       12,322
                   2/28/98                      $       12,604            $       13,113
                   3/31/98                      $       13,282            $       13,517
                   4/30/98                      $       13,553            $       13,624
                   5/31/98                      $       13,775            $       13,558
                   6/30/98                      $       13,886            $       13,660
                   7/31/98                      $       14,380            $       13,799
                   8/31/98                      $       12,357            $       12,089
                   9/30/98                      $       11,975            $       11,719
                  10/31/98                      $       12,443            $       12,940
                  11/30/98                      $       13,368            $       13,603
                  12/31/98                      $       13,538            $       14,140
                   1/31/99                      $       13,637            $       14,098
                   2/28/99                      $       13,588            $       13,762
                   3/31/99                      $       14,293            $       14,336
                   4/30/99                      $       14,738            $       14,917
                   5/31/99                      $       14,305            $       14,149
                   6/30/99                      $       15,121            $       14,701
                   7/31/99                      $       15,554            $       15,138
                   8/31/99                      $       15,566            $       15,193
                   9/30/99                      $       15,752            $       15,346
                  10/31/99                      $       16,122            $       15,922
                  11/30/99                      $       17,124            $       16,474
                  12/31/99                      $       19,650            $       17,954
                 1/31/2000                      $       18,705            $       16,814
                 2/29/2000                      $       19,495            $       17,266
                 3/31/2000                      $       20,104            $       17,936
                 4/30/2000                      $       19,171            $       16,993
                 5/31/2000                      $       18,705            $       16,578
                 6/30/2000                      $       19,586            $       17,226
                 7/31/2000                      $       18,615            $       16,504
                 8/31/2000                      $       18,693            $       16,648
                 9/30/2000                      $       17,851            $       15,837
                10/31/2000                      $       17,204            $       15,463
                11/30/2000                      $       16,518            $       14,884
                12/31/2000                      $       16,955            $       15,412
                 1/31/2001                      $       16,863            $       15,404
                 2/28/2001                      $       15,514            $       14,249
                 3/31/2001                      $       14,479            $       13,298
                 4/30/2001                      $       15,540            $       14,223
                 5/31/2001                      $       14,977            $       13,721
                 6/30/2001                      $       14,413            $       13,159
                 7/31/2001                      $       13,876            $       12,920
                 8/31/2001                      $       13,391            $       12,593
                 9/30/2001                      $       11,740            $       11,317
                10/31/2001                      $       12,225            $       11,607
                11/30/2001                      $       12,657            $       12,035
                12/31/2001                      $       12,723            $       12,106
                 1/31/2002                      $       12,015            $       11,464
                 2/28/2002                      $       12,041            $       11,544
                 3/31/2002                      $       12,566            $       12,168
                 4/30/2002                      $       12,618            $       12,249
                 5/31/2002                      $       12,711            $       12,404
                 6/30/2002                      $       12,330            $       11,911
                 7/31/2002                      $       11,203            $       10,735
                 8/31/2002                      $       11,164            $       10,710
                 9/30/2002                      $       10,011            $        9,560
                10/31/2002                      $       10,522            $       10,073

                11/30/2002                      $       10,915            $       10,531
                12/31/2002                      $       10,496            $       10,177
                 1/31/2003                      $       10,076            $        9,753
                 2/28/2003                      $        9,866            $        9,529
                 3/31/2003                      $        9,735            $        9,342
                 4/30/2003                      $       10,352            $       10,258
                 5/31/2003                      $       10,849            $       10,880
                 6/30/2003                      $       10,968            $       11,143
                 7/31/2003                      $       11,217            $       11,413
                 8/31/2003                      $       11,334            $       11,688
                 9/30/2003                      $       11,504            $       12,048
                10/31/2003                      $       12,159            $       12,798

Total Return for the Period Ended October 31, 2003

                                         SINCE
                                       INCEPTION
            ONE YEAR    FIVE YEARS    (ANNUALIZED)
--------------------------------------------------
Class N      15.87%      (0.41)%         2.33%
Class I      16.18%      (0.04)%         2.65%

*net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE EAFE HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE EAFE IS NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(UNAUDITED)

Information pertaining to Directors of the Corporation and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH International Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                              TERM OF                                               NUMBER OF
                                              OFFICE#                                               FUNDS
                                              AND                                                   IN FUND          OTHER
NAME,                      POSITION(S)        LENGTH                                                COMPLEX          DIRECTORSHIPS
BIRTH DATE                 HELD WITH          OF TIME     PRINCIPAL OCCUPATION(S)                   OVERSEEN         HELD BY
AND ADDRESS                CORPORATION        SERVED      DURING PAST 5 YEARS                       BY DIRECTOR^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS

Joseph V. Shields, Jr.     Chairman of        Since       Managing Director, Chairman and           13               None
Birth Date:                the Board and      1990        Chief Executive Officer of Shields &
March 17, 1938             Director                       Company (registered broker-dealer
Shields & Company                                         and member of New York Stock
140 Broadway                                              Exchange); Chairman of Capital
New York, NY 10005                                        Management Associates, Inc. (registered
                                                          investment adviser); Vice
                                                          Chairman and Trustee of New York
                                                          Racing Association; Director of
                                                          Flowers Industries, Inc. (diversified
                                                          food company).

Eugene P. Beard            Director           Since       Retired; Vice Chairman-                   13               Director of
Birth Date:                                   1993        Finance/Operations and CFO of The                          Old Westbury
March 17, 1935                                            Interpublic Group of Companies, Inc.                       Funds (5);
The Interpublic Group                                     (until December 1999); Special                             Trustee of
of Companies, Inc.                                        Advisor to The Interpublic Group of                        Sandhill
372 Danbury Road                                          Companies, Inc. (February 2000 to                          Investment
2nd Floor                                                 present).                                                  Fund II.
Wilton, CT 06897

Richard L. Carpenter       Director           Since       Retired; Director of Investments,         13               None
Birth Date:                                   1999        Pennsylvania Public School
March 17, 1933                                            Employees' Retirement System (until
10820 North La                                            December 1997).
Quinta Drive
Tucson, AZ 85737

David P. Feldman           Director           Since       Retired; Chairman and CEO of AT&T         13               Director of
Birth Date:                                   1990        Investment Management Corporation                          Dreyfus
November 16, 1939                                         (until May 1997); Director of Jeffrey                      Mutual Funds
3 Tall Oaks Drive                                         Co. (1992 to present); Director of                         (59 Funds)
Warren, NJ 07059                                          QMED (1999 to present).

                                              TERM OF                                               NUMBER OF
                                              OFFICE#                                               FUNDS
                                              AND                                                   IN FUND          OTHER
NAME,                      POSITION(S)        LENGTH                                                COMPLEX          DIRECTORSHIPS
BIRTH DATE                 HELD WITH          OF TIME     PRINCIPAL OCCUPATION(S)                   OVERSEEN         HELD BY
AND ADDRESS                CORPORATION        SERVED      DURING PAST 5 YEARS                       BY DIRECTOR^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory             Director           Since       Retired; Director of Brown Brothers       13               None
Birth Date:                                   1999        Harriman Ltd. (subsidiary of Brown
July 31, 1932                                             Brothers Harriman & Co.) (until
Greenway Farm,                                            December 2001); Advisor to RAF
Tockenham, Swindon,                                       Central Fund (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy               Director           Since       Private Investor.                         13               None
Birth Date:                                   1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                  Director           Since       Retired; Executive Vice President and     13               None
Miltenberger                                  1992        Chief Financial Officer of Richard K.
Birth Date:                                               Mellon and Sons (until June 1998);
November 8, 1938                                          Vice President and Treasurer of
503 Darlington Road                                       Richard King Mellon Foundation (until
Ligonier, PA 15658                                        June 1998); Trustee, R.K. Mellon
                                                          Family Trusts (1981-June 2003);
                                                          General Partner, Mellon Family
                                                          Investment Company IV, V and VI
                                                          (1983-2002); Director of
                                                          Aerostructures Corporation (aircraft
                                                          manufacturer) (1996-July 2003).

OFFICERS

Charles O. Izard           President          Since       President of the Corporation, BBH         N/A              N/A
Birth Date:                                   2003        Trust, BBH Common Settlement Fund,
May 2, 1959                                               Inc., BBH Common Settlement Fund II,
140 Broadway                                              Inc. and the BBH U.S. Money Market
New York, NY 10005                                        Portfolio (since November 2002);
                                                          Managing Director (since
                                                          January 2001), Senior Vice President
                                                          (1995-December 2000) of Brown
                                                          Brothers Harriman & Co.
                                                          ("BBH & Co.")

                                              TERM OF                                               NUMBER OF
                                              OFFICE#                                               FUNDS
                                              AND                                                   IN FUND          OTHER
NAME,                      POSITION(S)        LENGTH                                                COMPLEX          DIRECTORSHIPS
BIRTH DATE                 HELD WITH          OF TIME     PRINCIPAL OCCUPATION(S)                   OVERSEEN         HELD BY
AND ADDRESS                CORPORATION        SERVED      DURING PAST 5 YEARS                       BY DIRECTOR^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Martins         Vice President,    Since       Vice President, Treasurer, Principal      N/A              N/A
Birth Date:                Treasurer,         2002        Accounting Officer and Principal
November 5, 1965           Principal                      Financial Officer of the Corporation,
140 Broadway               Accounting                     BBH Trust, BBH Common Settlement
New York, NY 10005         Officer and                    Fund, Inc., BBH Common Settlement
                           Principal                      Fund II, Inc. and the BBH U.S. Money
                           Financial                      Market Portfolio; Vice President (since
                           Officer                        April 2002) and Assistant Vice
                                                          President (December 1996-March 2002)
                                                          of BBH & Co.

Gail C. Jones              Secretary          Since       Secretary of the Corporation, BBH         N/A              N/A
Birth Date:                                   2002        Trust, BBH Common Settlement Fund,
October 26, 1953                                          Inc., BBH Common Settlement Fund II,
1001 Liberty Avenue                                       Inc. and the BBH U.S. Money Market
Pittsburgh,                                               Portfolio (since August 2002);
PA 15222-3779                                             Counsel, ReedSmith, LLP (since
                                                          October 2002); Corporate Counsel
                                                          (January 1997-September 2002) and
                                                          Vice President (January 1999-September
                                                          2002) of Federated Services Company.

Peter J. Germain           Vice President     Since       Vice President of the Corporation,        N/A              N/A
Birth Date:                                   2002        BBH Trust, BBH Common Settlement
September 3, 1959                                         Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                       Fund II, Inc. and the BBH U.S. Money
Pittsburgh, PA                                            Market Portfolio (since August 2002);
15222-3779                                                Senior Vice President (since
                                                          November 1997) of Federated
                                                          Services Company.

Judith J. Mackin           Vice President     Since       Vice President of the Corporation,        N/A              N/A
Birth Date:                                   2002        BBH Trust, BBH Common Settlement
May 30, 1960                                              Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                       Fund II, Inc. and the BBH U.S. Money
Pittsburgh, PA                                            Market Portfolio (since August 2002);
15222-3779                                                Vice President (since November 1997)
                                                          of Federated Services Company.

                                              TERM OF                                               NUMBER OF
                                              OFFICE#                                               FUNDS
                                              AND                                                   IN FUND          OTHER
NAME,                      POSITION(S)        LENGTH                                                COMPLEX          DIRECTORSHIPS
BIRTH DATE                 HELD WITH          OF TIME     PRINCIPAL OCCUPATION(S)                   OVERSEEN         HELD BY
AND ADDRESS                CORPORATION        SERVED      DURING PAST 5 YEARS                       BY DIRECTOR^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari          Assistant          Since       Assistant Secretary of the                N/A              N/A
Birth Date:                Secretary          2002        Corporation, BBH Trust, BBH Common
November 17, 1961                                         Settlement Fund, Inc., BBH Common
1001 Liberty Avenue                                       Settlement Fund II, Inc. and the BBH
Pittsburgh, PA                                            U.S. Money Market Portfolio (since
15222-3779                                                August 2002); Partner, ReedSmith, LLP
                                                          (since October 2002); Vice President
                                                          (March 1996-September 2002) and
                                                          Senior Corporate Counsel (July 1998-
                                                          September 2002) of Federated
                                                          Investors, Inc.

Nancy D. Osborn            Assistant          Since       Assistant Secretary of the                N/A              N/A
Birth Date:                Secretary          2002        Corporation, BBH Trust, BBH Common
May 4, 1966                                               Settlement Fund, Inc., BBH Common
140 Broadway                                              Settlement Fund II, Inc. and the BBH
New York, NY 10005                                        U.S. Money Market Portfolio (since
                                                          August 2002); Assistant Vice President
                                                          (since April 2003) and Associate (April
                                                          1996-March 2003) of BBH & Co.

John C. Smith              Assistant          Since       Assistant Treasurer of the                N/A              N/A
Birth Date:                Treasurer          2002        Corporation, BBH Trust, BBH Common
August 2, 1965                                            Settlement Fund, Inc., BBH Common
50 Milk Street                                            Settlement Fund II, Inc. and the BBH
Boston, MA 02109                                          U.S. Money Market Portfolio (since
                                                          August 2002); Assistant Vice President
                                                          (since September 2001), Associate
                                                          (September 2000-August 2001) and Senior
                                                          Analyst (June 1999-August 2000) of
                                                          BBH & Co.; Manager, Fund Administration
                                                          (June 1997-May 1999), State Street
                                                          Bank and Trust Company.

                                              TERM OF                                               NUMBER OF
                                              OFFICE#                                               FUNDS
                                              AND                                                   IN FUND          OTHER
NAME,                      POSITION(S)        LENGTH                                                COMPLEX          DIRECTORSHIPS
BIRTH DATE                 HELD WITH          OF TIME     PRINCIPAL OCCUPATION(S)                   OVERSEEN         HELD BY
AND ADDRESS                CORPORATION        SERVED      DURING PAST 5 YEARS                       BY DIRECTOR^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin         Assistant          Since       Assistant Treasurer of the                N/A              N/A
Birth Date:                Treasurer          2002        Corporation, BBH Trust, BBH Common
February 23, 1965                                         Settlement Fund, Inc., BBH Common
50 Milk Street                                            Settlement Fund II, Inc. and the BBH
Boston, MA 02109                                          U.S. Money Market Portfolio (since
                                                          August 2002); Vice President (since
                                                          April 2003), Assistant Vice President
                                                          (April 2001-March 2003), and Associate
                                                          (May 1992-March 2001) of BBH & Co.

# EACH DIRECTOR OF THE CORPORATION HOLDS OFFICE UNTIL HE OR SHE ATTAINS THE AGE OF 70 (72, IN THE CASE OF DIRECTORS WHO WERE ELECTED AS SUCH BEFORE JANUARY 1, 2000), OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED FROM OFFICE IN ACCORDANCE WITH THE PROVISIONS OF THE CORPORATION'S ARTICLES OF INCORPORATION. ALL OFFICERS OF THE CORPORATION HOLD OFFICE FOR ONE YEAR AND UNTIL THEIR RESPECTIVE SUCCESSORS ARE CHOSEN AND QUALIFIED (SUBJECT TO THE ABILITY OF THE DIRECTORS TO REMOVE ANY OFFICER IN ACCORDANCE WITH THE CORPORATION'S BY-LAWS).

^ THE FUND COMPLEX CONSISTS OF THE CORPORATION, BBH TRUST, BBH COMMON SETTLEMENT FUND, INC., BBH COMMON SETTLEMENT FUND II, INC. AND BBH U.S. MONEY MARKET PORTFOLIO. THE CORPORATION, WHICH HAS SIX SERIES, AND BBH TRUST, WHICH HAS FOUR SERIES, ARE EACH COUNTED AS ONE "FUND" FOR PURPOSES OF THIS TABLE.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT

OCTOBER 31, 2003


BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS (96.4%)
             BASIC MATERIALS (2.9%)
    33,514   E.I. DuPont de Nemours & Co.                         $    1,353,965
                                                                  --------------
             TOTAL BASIC MATERIALS                                     1,353,965
                                                                  --------------

             CAPITAL GOODS/DURABLES (1.4%)
     8,996   Illinois Tool Works, Inc.                                   661,656
                                                                  --------------
             TOTAL CAPITAL GOODS/DURABLES                                661,656
                                                                  --------------

             CONSUMER NON-DURABLES (9.8%)
    17,783   Avon Products, Inc.                                       1,208,533
    24,743   Coca-Cola Co.                                             1,148,075
    29,241   Gillette Co.                                                932,788
    40,150   International Flavors & Fragrances, Inc.                  1,328,965
                                                                  --------------
             TOTAL CONSUMER NON-DURABLES                               4,618,361
                                                                  --------------

             ENERGY (4.8%)
    20,977   ChevronTexaco Corp.                                       1,558,591
    15,915   Royal Dutch Petroleum Co.                                   706,308
                                                                  --------------
             TOTAL ENERGY                                              2,264,899
                                                                  --------------

             FINANCE (26.9%)
    14,825   Allstate Corp.                                              585,588
    26,550   Chubb Corp.                                               1,773,805
    23,575   Fannie Mae                                                1,690,092
    30,050   Hartford Financial Services Group, Inc.                   1,649,745
    52,107   J.P. Morgan Chase & Co.                                   1,870,641
    34,321   MBIA, Inc.                                                2,045,875
    45,450   MetLife, Inc.                                             1,427,130
    43,242   St. Paul Companies, Inc.                                  1,648,817
                                                                  --------------
             TOTAL FINANCE                                            12,691,693
                                                                  --------------

             HEALTH CARE (15.9%)
    20,775   Amgen, Inc.(1)                                            1,283,064
    31,200   Guidant Corp.                                             1,591,512
    32,688   Merck & Co., Inc.                                         1,446,444
    70,596   Pfizer, Inc.                                              2,230,834

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
    21,375   Wyeth                                                $      943,492
                                                                  --------------
             TOTAL HEALTH CARE                                         7,495,346
                                                                  --------------

             RETAIL (11.7%)
    24,290   Costco Wholesale Corp.(1)                                   859,137
    38,350   Family Dollar Stores, Inc.                                1,672,444
    17,075   Kohl's Corp.(1)                                             957,395
    34,979   Wal-Mart Stores, Inc.                                     2,062,012
                                                                  --------------
             TOTAL RETAIL                                              5,550,988
                                                                  --------------

             SERVICES (10.9%)
    41,975   ARAMARK Corp. (Class B)(1)                                1,121,572
    20,989   Cox Communications, Inc.(1)                                 715,095
    20,736   SBC Communications, Inc.                                    497,249
    90,514   Time Warner, Inc.(1)                                      1,383,959
    14,215   Verizon Communications, Inc.                                477,624
    24,526   Viacom, Inc. (Class B)                                      977,852
                                                                  --------------
             TOTAL SERVICES                                            5,173,351
                                                                  --------------

             TECHNOLOGY (12.1%)
    41,990   Dell, Inc.(1)                                             1,516,679
    14,992   International Business Machines Corp.                     1,341,484
    63,288   Microsoft Corp.                                           1,654,981
    25,976   STMicroelectronics NV                                       692,001
    17,489   Texas Instruments, Inc.                                     505,782
                                                                  --------------
             TOTAL TECHNOLOGY                                          5,710,927
                                                                  --------------

TOTAL INVESTMENTS (IDENTIFIED COST $45,472,299)(2)         96.4%  $   45,521,186
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES              3.6        1,679,654
                                                          -----   --------------
NET ASSETS                                                100.0%  $   47,200,840
                                                          =====   ==============

(1)  NON-INCOME PRODUCING SECURITY.

(2) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $45,649,995, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,805,784, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,934,593, RESULTING IN NET UNREALIZED DEPRECIATION OF $128,809.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
  Investments in securities, at value (identified cost
    $45,472,299)                                                  $   45,521,186
  Cash                                                                 1,921,049
  Receivables for:
    Capital stock sold                                                    43,000
    Dividends                                                             39,262
                                                                  --------------
      TOTAL ASSETS                                                    47,524,497
                                                                  --------------

LIABILITIES:
  Payables for:
    Capital stock redeemed                                               259,563
    Expense payment fee                                                   58,135
    Administrative fees                                                    5,959
                                                                  --------------
      TOTAL LIABILITIES                                                  323,657
                                                                  --------------

NET ASSETS                                                        $   47,200,840
                                                                  ==============

Net Assets Consist of:
  Paid-in capital                                                 $   60,753,116
  Undistributed net investment income                                    163,816
  Accumulated net realized loss on investments and futures
    contracts                                                        (13,764,979)
  Net unrealized appreciation on investments                              48,887
                                                                  --------------

Net Assets                                                        $   47,200,840
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
  ($47,200,840 DIVIDED BY 5,278,782 shares)                       $         8.94
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
  INCOME:
    Dividends and other income (net of foreign withholdings
      taxes of $3,710)                                            $      784,584
                                                                  --------------

  EXPENSES:
    Expense payment fee                                                  508,120
    Administrative fees                                                   72,589
                                                                  --------------
      TOTAL EXPENSES                                                     580,709
                                                                  --------------
  NET INVESTMENT INCOME                                                  203,875
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN:
  Net realized loss on investments                                    (3,786,503)
  Net change in unrealized appreciation (depreciation) on
    investments                                                        8,990,154
                                                                  --------------
      NET REALIZED AND UNREALIZED GAIN                                 5,203,651
                                                                  --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    5,407,526
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                                                  -------------------------------
                                                                       2003             2002
                                                                  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income                                         $      203,875   $       73,628
    Net realized loss on investments                                  (3,786,503)      (3,963,800)
    Net change in unrealized appreciation (depreciation)
      on investments                                                   8,990,154       (5,528,954)
                                                                  --------------   --------------
    Net increase (decrease) in net assets resulting from
      operations                                                       5,407,526       (9,419,126)
                                                                  --------------   --------------

  Dividends and distributions to Class N shareholders declared
    from net investment income:                                         (113,687)               -
                                                                  --------------   --------------

  Capital stock transactions:
    Net proceeds from sales of capital stock                          11,307,385       59,142,296
    Net asset value of capital stock issued to shareholders
      for reinvestment of distributions                                   85,776                -
    Net cost of capital stock redeemed                               (52,093,271)      (7,949,222)
                                                                  --------------   --------------
      Net increase (decrease) in net assets resulting from
        capital stock transactions                                   (40,700,110)      51,193,074
                                                                  --------------   --------------
      Total increase (decrease) in net assets                        (35,406,271)      41,773,948

NET ASSETS:
  Beginning of year                                                   82,607,111       40,833,163
                                                                  --------------   --------------
  END OF YEAR (including undistributed net investment
    income of $163,816 and $73,628, respectively)                 $   47,200,840   $   82,607,111
                                                                  ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A CLASS N SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       FOR THE PERIOD FROM
                                                                                        NOVEMBER 2, 1998
                                              FOR THE YEARS ENDED OCTOBER 31,             (COMMENCEMENT
                                       ---------------------------------------------    OF OPERATIONS) TO
                                         2003        2002        2001        2000       OCTOBER 31, 1999
                                       ---------   ---------   ---------   ---------   -------------------
Net asset value, beginning of period   $    7.79   $    9.46   $   13.52   $   12.80       $   10.00
Income from investment operations:
  Net investment income (loss)              0.04        0.01       (0.02)      (0.04)          (0.03)
  Net realized and unrealized
    gain (loss)                             1.12       (1.68)      (3.97)       0.76            2.83

Less dividends and distributions:
  From net investment income               (0.01)          -           -           -               -
  From net realized gains                      -           -       (0.07)          -               -
                                       ---------   ---------   ---------   ---------       ---------
Net asset value, end of period         $    8.94   $    7.79   $    9.46   $   13.52       $   12.80
                                       =========   =========   =========   =========       =========

Total return                               14.34%     (17.65)%    (29.65)%      5.62%          28.00%

Ratios/Supplemental data:
  Net assets, end of period
    (000's omitted)                    $  47,201   $  82,607   $  40,833   $  51,765       $  36,498
  Expenses as a percentage of
    average net assets(1)                   1.20%       1.20%       1.20%       1.20%           1.20%(2)
  Ratio of net investment income
    (loss) to average net assets            0.42%       0.17%      (0.21)%     (0.30)%         (0.25)%(2)
  Portfolio turnover rate                     44%         33%         53%         67%             37%(2)

----------

(1) HAD THE EXPENSE PAYMENT FEE
    AGREEMENT NOT BEEN IN PLACE,
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS WOULD HAVE
    BEEN AS FOLLOWS:                        1.36%       1.43%       1.46%       1.35%           1.29%(2)

(2) ANNUALIZED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2003, there were no Class I shares outstanding.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

   B. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2003.

   C. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

   D. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets.

   ADMINISTRATIVE FEES. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2003, the Fund incurred $72,589 for administrative services.

   CUSTODY FEES. The Corporation has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $14,330 as a result of an expense offset arrangement with the Fund's custodian.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2003, the Fund paid $855 to BBH for security lending services.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.20% of the Class N shares' average daily net assets. For the year ended October 31, 2003, BBHTC incurred $599,788 in expenses, including investment advisory fees of $314,551, shareholder servicing/eligible institution fees of $120,981 and custody fees of $38,443 paid to BBH on behalf of the Class N shares. The Fund's expense payment fee agreement will terminate on December 31, 2004.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $20,189,792 and $59,099,663, respectively. For that same period, the Fund paid brokerage commissions of $302 to BBH for transactions executed on its behalf.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of October 31, 2003. Transactions in Class N shares of capital stock were as follows:

                                                   FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                              OCTOBER 31, 2003  OCTOBER 31, 2002
                                              ----------------  ----------------
Capital stock sold                                1,379,335        7,190,986
Capital stock issued in connection with
  reinvestment of distributions                      11,023                -
Capital stock redeemed                           (6,714,639)        (903,951)
                                                 ----------        ---------
Net increase (decrease)                          (5,324,281)       6,287,035
                                                 ==========        =========

5. FEDERAL INCOME TAX STATUS. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

          EXPIRATION DATE                            AMOUNT
          ---------------                         ------------
          October 31, 2009                        $  5,289,157
          October 31, 2010                           4,027,806
          October 31, 2011                           4,270,320
                                                  ------------
                                                  $ 13,587,283
                                                  ============

   These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of their utilization or expiration.

BBH TAX-EFFICIENT EQUITY FUND

INDEPENDENT AUDITORS' REPORT

DIRECTORS AND SHAREHOLDER
BBH TAX-EFFICIENT EQUITY FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH Tax-Efficient Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from November 2, 1998 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax-Efficient Equity Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from November 2, 1998 (commencement of operations) to October 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 19, 2003

BBH TAX-EFFICIENT EQUITY FUND

ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $596,050 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2003 qualifies for the dividends received deduction available to corporate shareholders.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

BBH TAX-EFFICIENT EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

In the twelve-month reporting period ended October 31, 2003, the market found its footing and the Standard & Poor's 500 Index (the "S&P 500")(1) rallied 20.8% (including dividends). Investors had plenty to worry about over the last fiscal year, including wars in Afghanistan and Iraq, the threat of terrorist activity in the United States, lingering concerns about corporate scandals, uncertainty over the direction of the economy and a new round of misbehavior on Wall Street. We attribute the ability of the market to gain ground to the underlying improvement in corporate earnings. Even though the stock market may fluctuate over the short term-even wildly-in the long run earnings are the fuel that powers equities higher, and corporate earnings have rebounded sharply over the past fiscal year. Earnings have now risen for 4 quarters in a row, and are up 12% on a year-over-year basis. That has enabled investors to look beyond nearer-term uncertainties to an improvement in the corporate environment which has strengthened steadily over the past fiscal year.

The nature of this rally concerns us slightly, in that the market leaders tend to be smaller capitalization stocks, companies with no reported earnings, or companies with no dividend payouts. Part of this is a relief rally-those stocks which performed the poorest in a difficult market naturally bounce back the most when things improve. Nevertheless, the performance of some parts of the market, and technology in particular, are reminiscent of the irrationality which drove the valuation bubble of the late 1990s. Our research process is designed to identify industries and companies which are able to create economic value (as opposed to only accounting value), and which trade at compelling discounts to their underlying value. The market's preference for lower quality stocks this past fiscal year has made our task significantly more difficult.

During the reporting period, consumers enjoyed the support of tax cuts, lower interest rates, higher real estate prices, lower inflation and mortgage refinancing, and those supports began fade. Fortunately, a recovery in corporate earnings is providing the cash which companies need to reinvest in plant, equipment and employment.

----------
(1) THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. INVESTMENTS CANNOT BE MADE IN AN INDEX.

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           GROWTH OF $10,000 INVESTED IN BBH TAX-EFFICIENT EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from November 2, 1998 to October 31, 2003 as compared to the S&P 500.

          TOTAL RETURN FOR THE PERIOD
            ENDED OCTOBER 31, 2003
          ---------------------------
                            SINCE
                          INCEPTION
            ONE YEAR     (ANNUALIZED)
          ------------   ------------
             14.34%         (2.08)%

[CHART]

                             TAX-EFFICIENT EQUITY FUND(*)       S&P 500
(inception of Fund) 11/02/98                    $  10,000      $  10,000
                  11/30/1998                    $  10,420      $  10,606
                  12/31/1998                    $  11,390      $  11,217
                   1/31/1999                    $  11,650      $  11,685
                   2/28/1999                    $  11,540      $  11,322
                   3/31/1999                    $  12,120      $  11,775
                   4/30/1999                    $  12,490      $  12,231
                   5/31/1999                    $  12,240      $  11,943
                   6/30/1999                    $  12,650      $  12,605
                   7/31/1999                    $  12,300      $  12,212
                   8/31/1999                    $  12,430      $  12,151
                   9/30/1999                    $  12,070      $  11,818
                  10/31/1999                    $  12,800      $  12,566
                  11/30/1999                    $  13,200      $  12,821

                  12/31/1999                    $  14,250      $  13,576
                   1/31/2000                    $  13,690      $  12,894
                   2/29/2000                    $  13,480      $  12,650
                   3/31/2000                    $  14,640      $  13,888
                   4/30/2000                    $  14,120      $  13,470
                   5/31/2000                    $  13,670      $  13,194
                   6/30/2000                    $  13,970      $  13,519
                   7/31/2000                    $  13,780      $  13,307
                   8/31/2000                    $  14,480      $  14,134
                   9/30/2000                    $  13,630      $  13,388
                  10/31/2000                    $  13,520      $  13,332
                  11/30/2000                    $  12,350      $  12,281
                  12/31/2000                    $  12,397      $  12,341
                   1/31/2001                    $  13,131      $  12,779
                   2/28/2001                    $  11,693      $  11,614
                   3/31/2001                    $  10,828      $  10,877
                   4/30/2001                    $  11,834      $  11,723
                   5/31/2001                    $  11,763      $  11,801
                   6/30/2001                    $  11,321      $  11,514
                   7/31/2001                    $  10,959      $  11,401
                   8/31/2001                    $  10,145      $  10,687
                   9/30/2001                    $   9,200      $   9,823
                  10/31/2001                    $   9,511      $  10,011
                  11/30/2001                    $  10,225      $  10,779
                  12/31/2001                    $  10,195      $  10,873
                   1/31/2002                    $   9,893      $  10,714
                   2/28/2002                    $   9,612      $  10,508
                   3/31/2002                    $  10,004      $  10,903
                   4/30/2002                    $   9,280      $  10,242
                   5/31/2002                    $   9,179      $  10,166
                   6/30/2002                    $   8,597      $   9,442
                   7/31/2002                    $   7,862      $   8,706
                   8/31/2002                    $   7,923      $   8,763
                   9/30/2002                    $   7,008      $   7,811
                  10/31/2002                    $   7,873      $   8,498
                  11/30/2002                    $   8,355      $   8,998
                  12/31/2002                    $   7,752      $   8,469
                   1/31/2003                    $   7,450      $   8,247
                   2/28/2003                    $   7,320      $   8,124
                   3/31/2003                    $   7,461      $   8,203
                   4/30/2003                    $   8,154      $   8,878
                   5/31/2003                    $   8,547      $   9,346
                   6/30/2003                    $   8,617      $   9,466
                   7/31/2003                    $   8,677      $   9,633
                   8/31/2003                    $   8,758      $   9,820
                   9/30/2003                    $   8,668      $   9,716
                  10/31/2003                    $   8,989      $  10,266

(*)net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE S&P 500 INDEX IS NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED.

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
(UNAUDITED)

Information pertaining to Directors of the Corporation and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Tax-Efficient Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           TERM OF                                             NUMBER OF
                                           OFFICE#                                             FUNDS
                                           AND                                                 IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                              COMPLEX        DIRECTORSHIPS
BIRTH DATE,              HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                   OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                       BY DIRECTOR^   DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
DIRECTORS


Joseph V. Shields, Jr.   Chairman of       Since     Managing Director, Chairman and           13             None
Birth Date:              the Board and     1990      Chief Executive Officer of Shields &
March 17, 1938           Director                    Company (registered broker-dealer
Shields & Company                                    and member of New York Stock Exchange);
140 Broadway                                         Chairman of Capital Management
New York, NY 10005                                   Associates, Inc. (registered investment
                                                     adviser); Vice Chairman and Trustee of
                                                     New York Racing Association; Director
                                                     of Flowers Industries, Inc.
                                                     (diversified food company).

Eugene P. Beard          Director          Since     Retired; Vice Chairman-                   13             Director of
Birth Date:                                1993      Finance/Operations and CFO of The                        Old Westbury
March 17, 1935                                       Interpublic Group of Companies, Inc.                     Funds (5);
The Interpublic Group                                (until December 1999); Special                           Trustee of
of Companies, Inc.                                   Advisor to The Interpublic Group of                      Sandhill
372 Danbury Road                                     Companies, Inc. (February 2000 to                        Investment
2nd Floor                                            present).                                                Fund II.
Wilton, CT 06897


Richard L. Carpenter     Director          Since     Retired; Director of Investments,         13             None
Birth Date:                                1999      Pennsylvania Public School
March 17, 1933                                       Employees' Retirement System (until
10820 North La                                       December 1997).
Quinta Drive Tucson,
AZ 85737

David P. Feldman         Director          Since     Retired; Chairman and CEO of AT&T         13             Director of
Birth Date:                                1990      Investment Management Corporation                        Dreyfus
November 16, 1939                                    (until May 1997); Director of Jeffrey                    Mutual Funds
3 Tall Oaks Drive                                    Co. (1992 to present); Director of                       (59 Funds)
Warren, NJ 07059                                     QMED (1999 to present).

                                           TERM OF                                             NUMBER OF
                                           OFFICE#                                             FUNDS
                                           AND                                                 IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                              COMPLEX        DIRECTORSHIPS
BIRTH DATE,              HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                   OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                       BY DIRECTOR^   DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory           Director          Since     Retired; Director of Brown Brothers       13             None
Birth Date:                                1999      Harriman Ltd. (subsidiary of Brown
July 31, 1932                                        Brothers Harriman & Co.) (until
Greenway Farm,                                       December 2001); Advisor to RAF
Tockenham, Swindon,                                  Central Fund(1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy             Director          Since     Private Investor.                         13             None
Birth Date:                                1993
April 17, 1939
4111 Clear Valley
Drive Encino, CA
91436

Arthur D. Miltenberger   Director          Since     Retired; Executive Vice President and     13             None
Birth Date:                                1992      Chief Financial Officer of Richard
November 8, 1938                                     K. Mellon and Sons (until June 1998);
503 Darlington Road                                  Vice President and Treasurer of

Ligonier, PA 15658                                   Richard King Mellon Foundation (until
                                                     June 1998); Trustee, R.K. Mellon
                                                     Family Trusts (1981-June 2003); General
                                                     Partner, Mellon Family Investment
                                                     Company IV, V and VI (1983-2002);
                                                     Director of Aerostructures Corporation
                                                     (aircraft manufacturer) (1996-July
                                                     2003).

OFFICERS

Charles O. Izard         President         Since     President of the Corporation, BBH         N/A            N/A
Birth Date:                                2003      Trust, BBH Common Settlement Fund,
May 2, 1959                                          Inc., BBH Common Settlement Fund II,
140 Broadway New                                     Inc. and the BBH U.S. Money Market
York, NY 10005                                       Portfolio (since November 2002);
                                                     Managing Director (since
                                                     January 2001), Senior Vice President
                                                     (1995-December 2000) of Brown
                                                     Brothers Harriman & Co.
                                                     ("BBH & Co.")

                                           TERM OF                                             NUMBER OF
                                           OFFICE#                                             FUNDS
                                           AND                                                 IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                              COMPLEX        DIRECTORSHIPS
BIRTH DATE,              HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                   OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                       BY DIRECTOR^   DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
Michael D. Martins       Vice President,   Since     Vice President, Treasurer, Principal      N/A            N/A
Birth Date:              Treasurer,        2002      Accounting Officer and Principal
November 5, 1965         Principal                   Financial Officer of the Corporation,
140 Broadway             Accounting                  BBH Trust, BBH Common Settlement
New York, NY 10005       Officer and                 Fund, Inc., BBH Common Settlement
                         Principal                   Fund II, Inc. and the BBH U.S. Money
                         Financial                   Market Portfolio; Vice President (since
                         Officer                     April 2002) and Assistant Vice
                                                     President (December 1996-March 2002) of
                                                     BBH & Co.

Gail C. Jones            Secretary         Since     Secretary of the Corporation, BBH         N/A            N/A
Birth Date:                                2002      Trust, BBH Common Settlement Fund,
October 26, 1953                                     Inc., BBH Common Settlement Fund II,
1001 Liberty Avenue                                  Inc. and the BBH U.S. Money Market
Pittsburgh,                                          Portfolio (since August 2002);
PA 15222-3779                                        Counsel, ReedSmith, LLP (since
                                                     October 2002); Corporate Counsel
                                                     (January 1997-September 2002) and Vice
                                                     President (January 1999-September 2002)
                                                     of Federated Services Company.

Peter J. Germain         Vice President    Since     Vice President of the Corporation,        N/A            N/A
Birth Date:                                2002      BBH Trust, BBH Common Settlement
September 3, 1959                                    Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                  Fund II, Inc. and the BBH U.S. Money
Pittsburgh,                                          Market Portfolio (since August 2002);
PA 15222-3779                                        Senior Vice President (since
                                                     November 1997) of Federated
                                                     Services Company.

Judith J. Mackin         Vice President    Since     Vice President of the Corporation,        N/A            N/A
Birth Date:                                2002      BBH Trust, BBH Common Settlement
May 30, 1960                                         Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                  Fund II, Inc. and the BBH U.S. Money
Pittsburgh,                                          Market Portfolio (since August 2002);
PA 15222-3779                                        Vice President (since November 1997)
                                                     of Federated Services Company.

                                           TERM OF                                             NUMBER OF
                                           OFFICE#                                             FUNDS
                                           AND                                                 IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                              COMPLEX        DIRECTORSHIPS
BIRTH DATE,              HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                   OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                       BY DIRECTOR^   DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari        Assistant         Since     Assistant Secretary of the                N/A            N/A
Birth Date:              Secretary         2002      Corporation, BBH Trust, BBH Common
November 17, 1961                                    Settlement Fund, Inc., BBH Common
1001 Liberty Avenue                                  Settlement Fund II, Inc. and the BBH
Pittsburgh,                                          U.S. Money Market Portfolio (since
PA 15222-3779                                        August 2002); Partner, ReedSmith, LLP
                                                     (since October 2002); Vice President
                                                     (March 1996- September 2002) and Senior
                                                     Corporate Counsel (July 1998- September
                                                     2002) of Federated Investors, Inc.

Nancy D. Osborn          Assistant         Since     Assistant Secretary of the                N/A            N/A
Birth Date:              Secretary         2002      Corporation, BBH Trust, BBH Common
May 4, 1966                                          Settlement Fund, Inc., BBH Common
140 Broadway                                         Settlement Fund II, Inc. and the BBH
New York, NY 10005                                   U.S. Money Market Portfolio (since
                                                     August 2002); Assistant Vice President
                                                     (since April 2003) and Associate (April
                                                     1996-March 2003) of BBH & Co.

John C. Smith            Assistant         Since     Assistant Treasurer of the Corporation,   N/A            N/A
Birth Date:              Treasurer         2002      BBH Trust, BBH Common Settlement Fund,
August 2, 1965                                       Inc., BBH Common Settlement Fund II,
50 Milk Street                                       Inc. and the BBH U.S. Money Market
Boston, MA 02109                                     Portfolio (since August 2002); Assistant
                                                     Vice President (since September 2001),
                                                     Associate (September 2000-August 2001)
                                                     and Senior Analyst (June 1999- August
                                                     2000) of BBH & Co.; Manager, Fund
                                                     Administration (June 1997- May 1999),
                                                     State Street Bank and Trust Company.

                                           TERM OF                                             NUMBER OF
                                           OFFICE#                                             FUNDS
                                           AND                                                 IN FUND        OTHER
NAME,                    POSITION(S)       LENGTH                                              COMPLEX        DIRECTORSHIPS
BIRTH DATE,              HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)                   OVERSEEN       HELD BY
AND ADDRESS              CORPORATION       SERVED    DURING PAST 5 YEARS                       BY DIRECTOR^   DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin       Assistant         Since     Assistant Treasurer of the                N/A            N/A
Birth Date:              Treasurer         2002      Corporation, BBH Trust, BBH Common
February 23, 1965                                    Settlement Fund, Inc., BBH Common
50 Milk Street                                       Settlement Fund II, Inc. and the BBH
Boston, MA 02109                                     U.S. Money Market Portfolio (since
                                                     August 2002); Vice President (since
                                                     April 2003), Assistant Vice President
                                                     (April 2001-March 2003), and Associate
                                                     (May 1992-March 2001) of BBH & Co.

# EACH DIRECTOR OF THE CORPORATION HOLDS OFFICE UNTIL HE OR SHE ATTAINS THE AGE OF 70 (72, IN THE CASE OF DIRECTORS WHO WERE ELECTED AS SUCH BEFORE JANUARY 1, 2000), OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED FROM OFFICE IN ACCORDANCE WITH THE PROVISIONS OF THE CORPORATION'S ARTICLES OF INCORPORATION. ALL OFFICERS OF THE CORPORATION HOLD OFFICE FOR ONE YEAR AND UNTIL THEIR RESPECTIVE SUCCESSORS ARE CHOSEN AND QUALIFIED (SUBJECT TO THE ABILITY OF THE DIRECTORS TO REMOVE ANY OFFICER IN ACCORDANCE WITH THE CORPORATION'S BY-LAWS).

^ THE FUND COMPLEX CONSISTS OF THE CORPORATION, BBH TRUST, BBH COMMON SETTLEMENT FUND, INC., BBH COMMON SETTLEMENT FUND II, INC. AND BBH U.S. MONEY MARKET PORTFOLIO. THE CORPORATION, WHICH HAS SIX SERIES, AND BBH TRUST, WHICH HAS FOUR SERIES, ARE EACH COUNTED AS ONE "FUND" FOR PURPOSES OF THIS TABLE.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
OCTOBER 31, 2003


BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               ASSET BACKED SECURITIES (23.1%)
$  2,510,000   Capital Auto Receivables Asset Trust 2003-3                         04/15/07     2.960%   $     2,532,430
   1,580,000   Capital One Master Trust 2001-5                                     08/15/06     5.300          1,682,326
   1,440,000   Capital One Master Trust 2002-4A                                    05/15/07     4.900          1,517,492
   1,465,000   Capital One Master Trust 2001-3A                                    03/16/09     5.450          1,552,780
   1,150,000   Capital One Multi-Asset Execution Trust 2003-C2                     06/15/06     4.320          1,157,916
   1,780,000   Chase Credit Card Master Trust 1999-3                               01/15/07     6.660          1,854,005
   1,685,000   Chase Credit Card Master Trust 2001-4                               11/17/08     5.500          1,813,932
   2,665,000   Chase Manhatten Auto Owner Trust 2003-A                             01/15/07     2.060          2,600,621
   1,040,000   Citibank Credit Card Issuance Trust 2000-B1                         09/15/05     7.050          1,131,700
   1,280,000   Citibank Credit Card Issuance Trust 2000-C1                         09/15/07     7.450          1,387,023
   2,260,000   Discover Card Master Trust I 2002-2                                 04/15/07     5.150          2,414,749
   1,505,000   Fleet Credit Card Master Trust II 2001-B                            12/15/08     5.600          1,611,420
   1,200,000   Harley-Davidson Motorcycle Trust 2003-2                             02/15/11     2.070          1,187,426
   1,720,000   Household Automotive Trust 2003-1                                   11/17/09     2.220          1,681,491
   1,460,000   Hyundai Auto Receivables Trust 2003-A                               10/15/10     3.020          1,459,915
   1,260,000   MBNA Credit Card Master Note Trust 2001-C3                          12/15/08     6.550          1,360,339
   3,647,000   MBNA Master Credit Card Trust II 1999-J                             09/15/09     7.000          4,205,740
   2,303,360   Morgan Stanley Capital I 1999-WF1                                   11/15/31     5.910          2,458,703
   3,500,000   Peco Energy Transition Trust 2001-A                                 09/01/10     6.520          3,941,984
   2,575,000   Public Service New Hampshire Funding LLC 2001-1                     05/01/13     6.480          2,907,252
   1,875,000   West Penn Funding LLC 1999-A                                        06/25/08     6.980          2,122,876
   1,800,000   WFS Financial Owner Trust 2003-1                                    09/20/10     2.740          1,794,765
   2,110,000   WFS Financial Owner Trust 2003-3                                    05/20/11     3.250          2,109,910
                                                                                                         ---------------
               TOTAL ASSET BACKED SECURITIES
               (IDENTIFIED COST $46,093,017)                                                                  46,486,795
                                                                                                         ---------------

               COLLATERALIZED MORTGAGE BACKED SECURITIES (2.9%)
   1,540,000   GMAC Mortgage Corp. Loan Trust 2003-HE2                             06/25/25     3.140          1,551,331
   2,630,000   Lehman Brothers-UBS Commerical Mortgage
               Trust 2002-C7                                                       12/15/12     4.960          2,642,122
   1,600,000   Residential Asset Securities Corp. 2002-KS8                         03/25/27     3.690          1,627,445
                                                                                                         ---------------
               TOTAL COLLATERALZIED MORTGAGE BACKED SECURITIES
               (IDENTIFIED COST $5,829,362)                                                                    5,820,898
                                                                                                         ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               CORPORATE BONDS (40.9%)
$    500,000   Abbey National, Plc.                                                10/26/29     7.950%   $       614,852
   1,420,000   ABN Amro Bank NV (Chicago)                                          06/18/07     7.125          1,606,983
     500,000   Adelphia Communications Corp.(1)                                    03/01/07     9.875            405,000
     300,000   Airgas, Inc.                                                        10/01/11     9.125            335,250
     450,000   AKI, Inc.                                                           07/01/08    10.500            472,500
     775,000   Alcoa, Inc.                                                         08/01/10     7.375            903,558
     765,000   Alliant Energy Corp.                                                12/01/11     7.000            820,918
     300,000   Allied Waste Industries, Inc.                                       08/01/09    10.000            326,250
     350,000   ALLTEL Corp.                                                        09/15/05     6.750            377,751
     210,000   Altria Group, Inc.                                                  11/04/13     7.000            212,556
     600,000   Amerada Hess Corp.                                                  10/01/29     7.875            638,362
     960,000   American Home Products Corp.                                        03/15/11     6.700          1,078,880
     275,000   AmeriPath, Inc.                                                     04/01/13    10.500            290,125
     700,000   Apache Corp.                                                        07/01/19     7.625            847,577
     835,000   Archer Daniels-Midland Co.                                          02/01/31     7.000            947,476
     500,000   Aristar, Inc.                                                       06/15/06     7.250            558,281
     440,000   AT&T Corp.                                                          11/15/11     7.800            498,641
     525,000   AT&T Wireless Services, Inc.                                        03/01/11     7.875            599,908
     700,000   AXA Financial, Inc.                                                 08/01/10     7.750            825,994
     420,000   Baker Hughes, Inc.                                                  01/15/29     6.875            471,527
     300,000   Bavaria SA(2)                                                       11/01/10     8.875            294,000
     500,000   BB&T Corp.                                                          10/01/12     4.750            494,448
     880,000   Bear Stearns Co., Inc.                                              12/07/09     7.625          1,036,003
   1,000,000   Boeing Capital Corp.                                                09/27/10     7.375          1,136,614
     680,000   Brascan Corp.                                                       06/15/12     7.125            761,318
     212,000   BWAY Corp.(2)                                                       10/15/10    10.000            224,720
     300,000   Calpine Canada Holdings, Ltd.                                       05/01/08     8.500            220,500
     193,000   Canwest Media, Inc.                                                 05/15/11    10.625            220,985
     895,000   Capital One Bank                                                    02/01/06     6.875            971,434
     485,000   Caterpillar, Inc.                                                   07/15/28     6.625            531,034
      25,000   CB Browning Ferris                                                  09/15/35     7.400             23,250
   1,000,000   Cendant Corp.                                                       01/15/08     6.250          1,085,338
     740,000   Centex Corp.                                                        02/01/11     7.875            863,506

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               CORPORATE BONDS (CONTINUED)
$    300,000   Charter Communications Holdings II LLC(2)                           09/15/10    10.250%   $       305,250
   1,000,000   Cia Brasileria de Bebidas(2)                                        09/15/13     8.750          1,035,000
     610,000   Cincinnati Gas & Electric Co.                                       09/15/12     5.700            635,899
   1,175,000   CIT Group, Inc.                                                     11/03/08     3.875          1,165,428
   1,000,000   Citigroup, Inc.                                                     02/21/12     6.000          1,087,853
     480,000   Coca-Cola Enterprises, Inc.                                         09/15/28     6.750            529,467
     100,000   Collins & Aikman Floorcoverings, Inc.                               02/15/10     9.750            107,500
   1,000,000   Comcast Cable Communications, Inc.                                  11/15/08     6.200          1,089,929
     690,000   Computer Science Corp.                                              06/15/11     7.375            806,144
     710,000   Constellation Energy Group, Inc.                                    04/01/07     6.350            773,925
     800,000   Countrywide Home Loans, Inc.                                        12/19/07     4.250            816,090
     385,000   CSC Holdings, Inc.                                                  10/01/07    11.750            402,325
     300,000   DaimlerChrysler NA Holdings                                         11/15/13     6.500            302,847
     700,000   Dell Computer Corp.                                                 04/15/28     7.100            798,045
     440,000   Deutsche Telekom International Finance BV                           06/15/10     8.500            529,544
     255,000   Dex Media East LLC                                                  11/15/12    12.125            307,594
     680,000   Dial Corp.                                                          08/15/06     7.000            751,858
     400,000   Duke Energy Field Services Corp.                                    11/15/06     5.750            429,710
   3,765,000   Ford Motor Credit Co.                                               02/01/06     6.875          3,940,423
     300,000   Fort James Corp.                                                    11/15/21     9.250            321,000
     355,000   France Telecom SA                                                   03/01/11     9.000            428,279
   1,890,000   General Electric Capital Corp.                                      06/15/12     6.000          2,033,848
   4,100,000   General Motors Acceptance Corp.                                     05/09/08     5.125          4,164,235
   1,060,000   Goldman Sachs Group, Inc.                                           01/15/12     6.600          1,175,702
     490,000   Goodrich Corp.                                                      12/15/12     7.625            558,890
     200,000   Hornbeck Offshore Services, Inc.                                    08/01/08    10.625            221,000
   1,000,000   Household Finance Corp.                                             01/30/07     5.750          1,079,667
     735,000   Hydro-Quebec                                                        12/01/29     8.500          1,000,662
     255,000   Illinois Power Co.                                                  12/15/10    11.500            304,725
     300,000   Jacuzzi Brands, Inc.(2)                                             07/01/10     9.625            318,000
     300,000   Jafra Cosmetics International, Inc.                                 05/15/11    10.750            330,000
     500,000   John Hancock Financial Services, Inc.                               12/01/08     5.625            538,967
     300,000   John Q. Hammons Hotels, Inc.                                        05/15/12     8.875            327,000
     102,000   Jostens, Inc.                                                       05/01/10    12.750            118,320

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               CORPORATE BONDS (CONTINUED)
$    102,000   Kansas Gas & Electric Co.                                           03/29/16     8.290%   $       106,717
     520,000   Key Bank NA                                                         02/01/11     7.000            593,917
     840,000   Kinder Morgan, Inc.                                                 03/15/11     6.750            945,496
   1,700,000   Lehman Brothers Holdings                                            02/01/08     7.000          1,915,873
     908,000   Lowe's Co., Inc.                                                    06/01/10     8.250          1,107,025
     510,000   May Department Stores Co.                                           05/15/29     8.750            641,804
   1,415,000   MBNA America Bank NA                                                06/15/12     6.625          1,550,099
     250,000   Mediacom Broadband LLC                                              07/15/13    11.000            261,250
   1,240,000   MetLife, Inc.                                                       12/01/11     6.125          1,340,072
     102,000   Michael Foods, Inc.                                                 04/01/11    11.750            128,902
     170,000   Mirant America LLC                                                  05/01/06     7.625            141,100
   1,480,000   Morgan Stanley                                                      04/01/12     6.600          1,647,946
     600,000   Motorola, Inc.                                                      11/15/10     7.625            675,299
     680,000   Murphy Oil Corp.                                                    05/01/29     7.050            758,254
     455,000   News America, Inc.                                                  01/09/08     6.625            505,187
     212,000   Nextel Communications, Inc.                                         02/15/08     9.950            222,600
     300,000   NiSource Finance Corp.                                              11/01/06     3.200            300,336
     300,000   Northwest Airlines, Inc.                                            06/01/06     8.875            266,250
     300,000   Offshore Logistics, Inc.                                            06/15/13     6.125            288,000
     370,000   Orion Power Holdings, Inc.                                          05/01/10    12.000            425,500
     300,000   Owens-Brockway Glass Container, Inc.                                02/15/09     8.875            325,500
     540,000   Pemex Project Funding Master Trust                                  08/15/08     6.125            567,540
     255,000   Pemex Project Funding Master Trust                                  12/15/14     7.375            267,750
     520,000   Pepsi Bottling Group, Inc.                                          03/01/29     7.000            593,152
     300,000   Petrobras International Finance Co.                                 07/02/13     9.125            312,000
     300,000   Pinnacle Entertainment, Inc.                                        10/01/13     8.750            300,000
   1,010,000   PNC Funding Corp.                                                   08/01/06     5.750          1,086,182
     325,000   Resorts International Hotel & Casino                                03/15/09    11.500            336,375
     170,000   Riviera Holdings Corp.                                              06/15/10    11.000            173,400
   1,150,000   Safeway, Inc.                                                       11/01/08     4.125          1,146,092
     440,000   Sempra Energy                                                       02/01/13     6.000            462,885
     392,000   Service Corp. International                                         06/01/06     7.200            398,860
     170,000   Sonat, Inc.                                                         02/01/08     6.625            143,225
     415,000   Southwestern Electric Power Co.                                     07/01/05     4.500            429,847

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               CORPORATE BONDS (CONTINUED)
$    415,000   Sprint Capital Corp.                                                01/30/11     7.625%   $       456,589
     670,000   Sun Microsystems, Inc.                                              08/15/04     7.350            695,582
     800,000   Sunoco, Inc.                                                        04/01/11     6.750            872,023
     290,000   SuperValu, Inc.                                                     08/01/09     7.875            332,861
     495,000   Target Corp.                                                        11/01/32     6.350            518,666
     255,000   Teekay Shipping Corp.                                               02/01/08     8.320            275,400
     400,000   Tennessee Gas Pipeline Co.                                          06/15/32     8.375            405,000
   1,035,000   Textron Financial Corp.                                             06/01/07     5.875          1,114,954
     565,000   Times Mirror Co.                                                    10/15/09     7.450            664,921
     800,000   Tyson Foods, Inc.                                                   10/01/06     7.250            883,528
     300,000   United Rentals, Inc.                                                01/15/09     9.250            315,750
     565,000   USX Corp.                                                           02/01/06     6.650            617,025
     650,000   Valero Energy Corp.                                                 04/15/12     6.875            713,959
     860,000   Verizon New York, Inc.                                              04/01/12     6.875            943,467
     975,000   Vodafone Group, Plc.                                                02/15/05     7.625          1,046,151
   1,000,000   Weyerhaeuser Co.                                                    08/01/06     6.000          1,072,245
     200,000   William Carter Co.                                                  08/15/11    10.875            226,500
     170,000   Williams Companies, Inc.                                            01/15/06     6.750            175,100
     170,000   Williams Companies, Inc.                                            02/01/06     6.250            174,250
       8,000   WMX Technologies, Inc.                                              01/24/05     2.000              7,490

   1,060,000   York International Corp.                                            08/15/06     6.625          1,147,355
                                                                                                         ---------------
               TOTAL CORPORATE BONDS
               (IDENTIFIED COST $79,117,728)                                                                  82,453,916
                                                                                                         ---------------

               FOREIGN GOVERNMENT (0.2%)
     480,000   United Mexican States (Indentified cost $475,487)                   01/16/13     6.375            493,920
                                                                                                         ---------------

               GOVERNMENT AGENCY (20.7%)
   1,125,000   Federal Farm Credit Bank                                            05/19/06     2.650          1,128,825
   3,000,000   Federal National Mortage Assoc.                                     08/15/08     3.250          2,963,133
   2,000,000   Federal National Mortage Assoc.                                     09/02/08     4.000          2,010,398
   3,638,046   Federal National Mortage Assoc.                                     07/01/18     4.500          3,637,262
   4,165,837   Federal National Mortage Assoc.                                     08/01/18     4.500          4,164,939
   2,536,052   Federal National Mortage Assoc.                                     10/01/18     5.500          2,611,860

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               GOVERNMENT AGENCY (CONTINUED)
$  3,050,000   Federal National Mortage Assoc.                                     11/25/18     4.500%   $     3,046,188
   1,751,507   Federal National Mortage Assoc.                                     08/01/32     6.500          1,819,662
   2,808,052   Federal National Mortage Assoc.                                     11/01/32     6.000          2,883,431
   5,346,750   Federal National Mortage Assoc.                                     11/01/32     6.000          5,490,277
     500,050   FHLMC Gold Guaranteed                                               10/01/18     4.000            487,667
   1,400,000   FHLMC Gold Guaranteed                                               11/15/18     6.000          1,454,687
     700,000   FHLMC Gold Guaranteed                                               11/15/18     4.000            682,063
   3,707,310   FHLMC Gold Guaranteed                                               08/01/32     6.500          3,856,015
   2,855,351   FHLMC Gold Guaranteed                                               03/01/33     6.000          2,931,014
   1,040,333   FHLMC Gold Guaranteed                                               04/01/33     6.000          1,067,888
   1,510,000   FHLMC Gold Guaranteed                                               11/15/33     6.000          1,549,638
                                                                                                         ---------------
               TOTAL GOVERNMENT AGENCY
               (IDENTIFIED COST $41,659,138)                                                                  41,784,947
                                                                                                         ---------------

               MUNICIPAL BONDS (4.6%)
   2,000,000   Golden State Tobacco Securitization Corp.,
               California                                                          06/01/11     5.000          2,122,960
   1,500,000   Golden State Tobacco Securitization Corp.,
               California                                                          06/01/12     5.000          1,578,195
   5,000,000   New York State Urban Development Corp.                              01/01/21     5.250          5,502,100
                                                                                                         ---------------
               TOTAL MUNICIPAL BONDS
               (IDENTIFIED COST $9,163,836)                                                                    9,203,255
                                                                                                         ---------------

               U.S. TREASURY NOTES AND BONDS (5.6%)
     815,500   U.S. Treasury Notes (TIPS)(3)                                       01/15/07     3.375            889,310
     548,537   U.S. Treasury Notes (TIPS)                                          01/15/10     4.250            639,260
   8,320,000   U.S. Treasury Notes                                                 08/15/13     4.250          8,286,204
   1,500,000   U.S. Treasury Bonds                                                 11/15/28     5.250          1,497,071
                                                                                                         ---------------
               TOTAL U.S. TREASURY NOTES AND BONDS
               (IDENTIFIED COST $11,316,684)                                                                  11,311,845
                                                                                                         ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                                         MATURITY    INTEREST
   AMOUNT                                                                            DATE        RATE         VALUE
------------                                                                       --------    --------  ---------------
               REPURCHASE AGREEMENT (5.1%)
$ 10,300,000   Deutsche Bank (Agreement dated 10/31/03
               collateralized by U.S. Treasury Notes 2.125%,
               due 10/31/04; $10,300,850 to be received upon
               maturity) (Identified cost $10,300,000)                             11/03/03     0.990%   $    10,300,000
                                                                                                         ---------------

TOTAL INVESTMENTS (IDENTIFIED COST $203,955,252)(4)                                             103.1%   $   207,855,576
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (3.1)        (6,289,979)
                                                                                               ------    ---------------
NET ASSETS                                                                                      100.0%   $   201,565,597
                                                                                               ======    ===============

(1) DEFAULTED SECURITY, FUND IS NOT CURRENTLY ACCRUING INCOME ON SECURITY.

(2) 144A SECURITY.

(3) SECURITY, OR A PORTION THEREOF, HELD AS COLLATERAL ON FUTURES CONTRACTS.

(4) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $203,986,770, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,439,913, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $571,107, RESULTING IN NET UNREALIZED APPRECIATION OF $3,868,806.

    (TIPS) - TREASURY INFLATION PROTECTED SECURITY.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
  Investment in securities, at value (identifed cost $203,955,252)                   $ 207,855,576
  Collateral for securities loaned, at fair value                                        4,773,066
  Receivables for:
    Investments sold                                                                    10,618,621
    Interest and other receivables                                                       2,021,040
    Capital stock sold                                                                     315,000
                                                                                     -------------
      TOTAL ASSETS                                                                     225,583,303
                                                                                     -------------

LIABILITIES:
  Due to bank                                                                            2,324,017
  Payable upon return of securities loaned                                               4,773,066
  Payables for:
    Investments purchased                                                               16,791,618
    Expense payment fee                                                                     64,477
    Administrative fees                                                                     17,278
    Variation margin on futures contracts                                                    3,750
    Capital stock redeemed                                                                  43,500
                                                                                     -------------
      TOTAL LIABILITIES                                                                 24,017,706
                                                                                     -------------

NET ASSETS                                                                           $ 201,565,597
                                                                                     =============
Net Assets Consist of:
  Paid-in capital                                                                    $ 195,097,078
  Distributions in excess of net investment income                                          (6,389)
  Accumulated net realized gain on investments, futures contracts and swap
    agreements                                                                           2,563,647
  Net unrealized appreciation on investments and futures contracts                       3,911,261
                                                                                     -------------

Net Assets                                                                           $ 201,565,597
                                                                                     =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
  ($114,592,453 DIVIDED BY 10,841,379 shares)                                        $       10.57
                                                                                     =============
CLASS I SHARES
  ($86,973,144 DIVIDED BY 8,228,884 shares)                                          $       10.57
                                                                                     =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the year ended October 31, 2003

NET INVESTMENT INCOME:
  INCOME:
    Interest and other income (net of withholding taxes of $1,816)                   $  11,070,023
    Interest and other income allocated from Portfolio                                     879,025
    Expenses allocated from Portfolio                                                      (34,593)
                                                                                     -------------
      TOTAL INCOME                                                                      11,914,455
                                                                                     -------------

  EXPENSES:
    Expense payment fee                                                                    725,362
    Administrative fees                                                                    198,139
                                                                                     -------------
      TOTAL EXPENSES                                                                       923,501
                                                                                     -------------
  NET INVESTMENT INCOME                                                                 10,990,954
                                                                                     -------------

NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments, futures contracts and swap agreements                1,541,612
  Net realized gain on investments, futures contracts and swap agreements
    allocated from Portfolio                                                                43,739
                                                                                     -------------
    Net realized gain                                                                    1,585,351
  Net change in unrealized appreciation (depreciation) on investments, futures
    contacts and swap agreements                                                         4,568,118
                                                                                     -------------
      NET REALIZED AND UNREALIZED GAIN                                                   6,153,469
                                                                                     -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $  17,144,423
                                                                                     =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEARS ENDED OCTOBER 31,
                                                                    -------------------------------
                                                                         2003              2002
                                                                    -------------     -------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                           $  10,990,954     $   4,136,908
    Net realized gain (loss) on investments, futures contracts
      and swap agreements                                               1,585,351          (336,831)
    Net change in unrealized appreciation (depreciation) on
      investments, futures contracts and swap agreements                4,568,118        (1,490,702)
                                                                    -------------     -------------
    Net increase in net assets resulting from operations               17,144,423         2,309,375
                                                                    -------------     -------------

  Dividends and distributions declared:
    From net investment income
    Class N                                                            (5,844,131)       (3,286,550)
    Class I                                                            (5,165,161)                -
                                                                    -------------     -------------
      Total dividends and distributions declared:                     (11,009,292)       (3,286,550)
                                                                    -------------     -------------

  Capital stock transactions:
    Net proceeds from sales of capital stock                          159,148,350        55,595,889
    Net asset value of capital stock issued to shareholders
      for reinvestment of dividends and distributions                   2,884,632           309,630
    Net cost of capital stock redeemed                                (61,055,099)      (17,447,802)
                                                                    -------------     -------------
      Net increase in net assets resulting from capital
        stock transactions                                            100,977,883        38,457,717
                                                                    -------------     -------------
      Total increase in net assets                                    107,113,014        37,480,542

NET ASSETS:
  Beginning of year                                                    94,452,583        56,972,041
                                                                    -------------     -------------
  END OF YEAR (including distributions in excess of net
    investment income of $6,389 and undistributed net
    investment income of $41,997, respectively)                     $ 201,565,597     $  94,452,583
                                                                    =============     =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A CLASS N SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                           FOR THE PERIOD FROM
                                                                                            DECEMBER 22, 2000
                                                       FOR THE YEARS ENDED OCTOBER 31,      (COMMENCEMENT OF
                                                       -------------------------------       OPERATIONS) TO
                                                           2003              2002           OCTOBER 31, 2001
                                                       -------------     -------------     -------------------
Net asset value, beginning of period                   $       10.25     $       10.43     $             10.00
Income from investment operations:
    Net investment income                                       0.59(1)           0.46                    0.43
    Net realized and unrealized gain (loss)                     0.33             (0.19)                   0.46

Less dividends and distributions:
    From net investment income                                 (0.60)            (0.45)                  (0.39)
    Return of capital                                              -                 -                   (0.07)
                                                       -------------     -------------     -------------------
Net asset value, end of period                         $       10.57     $       10.25     $             10.43
                                                       =============     =============     ===================

Total return                                                    9.33%             2.39%                   9.01%

Ratios/Supplemental data:
    Net assets, end of period (000's omitted)          $     114,592     $      94,453     $            56,972
    Expenses as a percentage of average net assets(2)           0.55%             0.55%                   0.55%(3)
    Ratio of net investment income to
      average net assets                                        5.55%             4.30%                   4.99%(3)
    Portfolio turnover rate                                      249%(4)           416%(5)                 413%(5)

----------
(1) CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) HAD THE EXPENSE PAYMENT AGREEMENT NOT BEEN IN
    PLACE, THE RATIO OF EXPENSES TO AVERAGE NET
    ASSETS WOULD HAVE BEEN AS FOLLOWS:                          0.62%             0.70%                   0.74%(3)

(3) ANNUALIZED.

(4) PORTFOLIO TURNOVER RATE IS A WEIGHTED AVGERAGE OF THE FUND'S PORTOFLIO TURNOVER AND THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED THROUGH DECEMBER 3, 2002.

(5) PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SELECTED PER SHARE DATA AND RATIOS FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE PERIOD FROM
                                                                  DECEMBER 3, 2002
                                                                  (COMMENCEMENT OF
                                                                   OPERATIONS) TO
                                                                  OCTOBER 31, 2003
                                                                 -------------------

Net asset value, beginning of period                             $             10.22
Income from investment operations:
    Net investment income                                                       0.53(1)
    Net realized and unrealized gain                                            0.34

Less dividends and distributions:
    From net investment income                                                 (0.52)
                                                                 -------------------
Net asset value, end of period                                   $             10.57
                                                                 ===================

Total return                                                                    9.48%


Ratios/Supplemental data:
    Net assets, end of period (000's omitted)                    $            86,973
    Expenses as a percentage of average net assets(2)                           0.40%(3)
    Ratio of net investment income to average net assets                        5.42%(3)
    Portfolio turnover rate                                                      249%(3),(4)

----------
(1) CALCULATED USING AVERAGE SHARES OUTSTANDING FOR THE YEAR.

(2) HAD THE EXPENSE PAYMENT AGREEMENT NOT BEEN IN PLACE, THE
    RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN
    AS FOLLOWS:                                                                 0.46%(3)

(3) ANNUALIZED.

(4) PORTFOLIO TURNOVER RATE IS A WEIGHTED AVGERAGE OF THE FUND'S PORTOFLIO TURNOVER AND THAT OF THE PORTFOLIO IN WHICH THE FUND INVESTED THROUGH DECEMBER 3, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   Prior to December 3, 2002, the Fund invested substantially all of its assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On December 3, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to December 3, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

   B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Prior to December 3, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   D. SWAP AGREEMENT. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. At October 31, 2003, the Fund had no open swap agreements.

   E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   F. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. Effective December 3, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.20% of the Fund's average daily net assets.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective December 3, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Funds average daily net assets. Prior to December 3, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2003, the Fund incurred $198,139 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH. Effective December 3, 2002, BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.15% of Class N shares' average daily net assets. Prior to December 3, 2002, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

   CUSTODY FEES. The Fund has entered into a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Fund were reduced by $5,824 as a result of an expense offset arrangement with the Fund's custodian.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2003, the Fund paid $1,870 to BBH for security lending services.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of Class N shares' average daily net assets and 0.40% of Class I shares' average daily net assets. For the year ended October 31, 2003, BBHTC incurred $889,692 in expenses, including investment advisory fees of $383,393, shareholder servicing/eligible institution fees specific to class N of $147,833 and custody fees of $151,903 on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $499,488,427 and $515,498,736, respectively.

4. SECURITIES ON LOAN. As of October 31, 2003, the Fund had securities on loan with an aggregate market value of $4,575,022. The Fund received $4,773,066 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the fund and 25,000,000 have been classified as Class I Shares of the Fund. Transactions in shares of capital stock were as follows:

                                                  SHARES                                  AMOUNT
                                        FOR THE             FOR THE             FOR THE             FOR THE
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                   OCTOBER 31, 2003    OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002
                                   ----------------    ----------------    ----------------    ----------------
CLASS N
Capital stock sold                        3,679,531           5,431,234    $     38,852,076    $     55,595,889
Capital stock issued in
  connection with reinvestment
  of dividends                               75,814              30,274             799,462             309,630
Capital stock redeemed                   (2,130,466)         (1,704,736)        (22,465,038)        (17,447,802)
                                   ----------------    ----------------    ----------------    ----------------
Net increase                              1,624,879           3,756,772    $     17,186,500    $     38,457,717
                                   ================    ================    ================    ================

                                                               SHARES              AMOUNT
                                                               FOR THE             FOR THE
                                                             PERIOD FROM         PERIOD FROM
                                                          DECEMBER 3, 2002    DECEMBER 3, 2002
                                                            (COMMENCEMENT       (COMMENCEMENT
                                                           OF OPERATIONS)      OF OPERATIONS)
                                                               THROUGH             THROUGH
                                                          OCTOBER 31, 2003    OCTOBER 31, 2003
                                                          ----------------    ----------------
CLASS I
Capital stock sold                                              11,695,698    $    120,296,274
Capital stock issued in connection with reinvestment
  of dividends                                                     197,424           2,085,170
Capital stock redeemed                                          (3,664,238)        (38,590,061)
                                                          ----------------    ----------------
Net increase                                                     8,228,884    $     83,791,383
                                                          ================    ================

6. FINANCIAL FUTURES CONTRACTS. As of October 31, 2003, the Fund held open futures contracts. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at October 31, 2003, is as follows:

                                                          BASE CONTRACT   UNREALIZED
POSITION   EXPIRATION DATE   CONTRACTS     NOTE/BOND          VALUE      APPRECIATION
--------  -----------------  ---------     ---------      -------------  ------------
Long      December 19, 2003     10      US Treasury Note   $ 1,087,188     $ 10,937

   As of October 31, 2003, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

BBH BROAD MARKET FIXED INCOME FUND
INDEPENDENT AUDITORS' REPORT

DIRECTORS AND SHAREHOLDERS
BBH BROAD MARKET FIXED INCOME FUND (A SERIES OF BBH FUND, INC.):

We have audited the accompanying statement of assets and liabilities of BBH Broad Market Fixed Income Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 19, 2003

BBH BROAD MARKET FIXED INCOME FUND
ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates up to a maximum of $4,172 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

0.08% of the ordinary income dividends paid by the Fund during the year ended October 31, 2003 qualifies for the dividends received deduction available to corporate shareholders.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

BBH BROAD MARKET FIXED INCOME FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Broad Market Fixed Income Fund (the "Fund") produced strong returns for the year ended October 31, 2003. The Fund generated a 9.48%(1) return for Class I-shares and a 9.33%(1) return for Class N-shares. This compares very favorably against the Fund's benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 4.91% over the comparable period. The strong returns were mainly a function of credit market returns as opposed to U.S. Treasury yield curve movements. Investment and non-investment grade corporate bonds were the strongest performing market sectors over the reporting period. With a successful outcome of the Iraqi war, a reduction in terrorism fears, and a strengthening economy, investors increased their preference for risk. This increased risk preference led to buying of corporate bonds and strong performance from associated markets such as asset-backed securities. The Fund benefited from being over-weighted relative to its benchmark index in investment grade corporate bonds, non-investment grade corporate bonds, and asset-backed securities.

During the past year, the Federal Reserve Board (the "Fed") lowered interest rates to 1%, the lowest level in 40 years. This led to a steepening of the Treasury yield curve and high absolute returns. The short and intermediate maturity sectors declined in yield more than the long maturity sectors. This is typical during a period of Fed easing. The Fund benefited from the stepening curve by holding a concentration of intermediate securities. Almost all non-U.S. Treasury sectors outperformed the Treasury market, which was a reversal from the prior year when U.S. Treasury securities were the strongest performing sector.

----------
(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("LAB") IS COMPRISED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX AND ASSET-BACKED SECURITIES INDEX, INCLUDING SECURITIES THAT ARE INVESTMENT-GRADE QUALITY OR BETTER, HAVE AT LEAST ONE YEAR TO MATURITY, AND HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION. THIS INDEX IS UNMANAGED, AND INVESTMENTS CANNOT BE MADE IN AN INDEX.

        GROWTH OF $10,000 INVESTED IN BBH BROAD MARKET FIXED INCOME FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 20, 2000 to October 31, 2003 as compared to the LAB Index.

[CHART]

                                     BROAD MARKET FIXED INCOME FUND*   LAB INDEX
(inception of portfolio) 7/20/2000                         $  10,000    $  10,000
                         7/31/2000                         $  10,007    $  10,012
                         8/31/2000                         $  10,124    $  10,156
                         9/30/2000                         $  10,193    $  10,219
                        10/31/2000                         $  10,264    $  10,286
                        11/30/2000                         $  10,427    $  10,455
                        12/31/2000                         $  10,632    $  10,648
                         1/31/2001                         $  10,792    $  10,822
                         2/28/2001                         $  10,910    $  10,916
                         3/31/2001                         $  10,964    $  10,970
                         4/30/2001                         $  10,921    $  10,924
                         5/31/2001                         $  10,986    $  10,990
                         6/30/2001                         $  11,030    $  11,031
                         7/31/2001                         $  11,260    $  11,279
                         8/31/2001                         $  11,380    $  11,408
                         9/30/2001                         $  11,413    $  11,541
                        10/31/2001                         $  11,624    $  11,782
                        11/30/2001                         $  11,524    $  11,619
                        12/31/2001                         $  11,457    $  11,545
                         1/31/2002                         $  11,536    $  11,638
                         2/28/2002                         $  11,615    $  11,751
                         3/31/2002                         $  11,467    $  11,556
                         4/30/2002                         $  11,696    $  11,780
                         5/31/2002                         $  11,775    $  11,881
                         6/30/2002                         $  11,775    $  11,984
                         7/31/2002                         $  11,809    $  12,129
                         8/31/2002                         $  12,029    $  12,334
                         9/30/2002                         $  12,144    $  12,534
                        10/31/2002                         $  11,900    $  12,476
                        11/30/2002                         $  12,051    $  12,472
                        12/31/2002                         $  12,303    $  12,730
                         1/31/2003                         $  12,391    $  12,742
                         2/28/2003                         $  12,578    $  12,918
                         3/31/2003                         $  12,603    $  12,907
                         4/30/2003                         $  12,822    $  13,015
                         5/31/2003                         $  13,040    $  13,257
                         6/30/2003                         $  13,078    $  13,230
                         7/31/2003                         $  12,695    $  12,786
                         8/31/2003                         $  12,743    $  12,870
                         9/30/2003                         $  13,110    $  13,211
                        10/31/2003                         $  13,010    $  13,115

*net of fees and expenses

               Total Return for the Period Ended October 31, 2003

                                     SINCE
                                   INCEPTION
                ONE YEAR         (ANNUALIZED)
---------------------------------------------
Class N             9.33%(2)             8.35%(2)
Class I             9.48%                8.55%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE LAB INDEX HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LAB INDEX IS NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED.

(2) THE BBH BROAD MARKET FIXED INCOME FUND COMMENCED OPERATIONS ON DECEMBER 22, 2000. PERFORMANCE PRIOR TO DECEMBER 22, 2000 IS THAT OF THE BBH BROAD MARKET FIXED PORTFOLIO ADJUSTED TO ASSUME THAT ALL CHARGES, EXPENSES AND FEES OF THE CLASS N SHARES AND THE PORTFOLIO WHICH ARE PRESENTLY IN EFFECT WERE DEDUCTED DURING SUCH PERIODS, AS PERMITTED BY APPLICABLE SEC STAFF INTERPRETATIONS. THE CLASS N SHARES' PERFORMANCE FROM DECEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2003 WAS 7.28%.

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
(UNAUDITED)

Information pertaining to Directors of the Corporation and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Broad Market Fixed Income Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
                           POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
NAME, BIRTH DATE           HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS

Joseph V. Shields, Jr.     Chairman of       Since     Managing Director, Chairman and      13             None
Birth Date:                the Board and     1990      Chief Executive Officer of Shields
March 17, 1938             Director                    & Company (registered broker-dealer
Shields & Company                                      and member of New York Stock
140 Broadway                                           Exchange); Chairman of Capital
New York, NY 10005                                     Management Associates, Inc.
                                                       (registered investment adviser);
                                                       Vice Chairman and Trustee of New
                                                       York Racing Association; Director
                                                       of Flowers Industries, Inc.
                                                       (diversified food company).

Eugene P. Beard            Director          Since     Retired; Vice Chairman--             13             Director of Old Westbury
Birth Date:                                  1993      Finance/Operations and CFO of The                   Funds (5); Trustee of
March 17, 1935                                         Interpublic Group of Companies,                     Sandhill Investment Fund
The Interpublic Group                                  Inc. (until December 1999);                         II.
of Companies, Inc.                                     Special Advisor to The Interpublic
372 Danbury Road                                       Group of Companies, Inc. (February
2nd Floor                                              2000 to present)
Wilton, CT 06897

Richard L. Carpenter       Director          Since     Retired; Director of Investments,    13             None
Birth Date:                                  1999      Pennsylvania Public School
March 17, 1933                                         Employees' Retirement System
10820 North La                                         (until December 1997).
Quinta Drive
Tucson, AZ 85737

David P. Feldman           Director          Since     Retired; Chairman and CEO of AT&T    13             Director of Dreyfus
Birth Date:                                  1990      Investment Management Corporation                   Mutual Funds (59 Funds)
November 16, 1939                                      (until May 1997); Director of
3 Tall Oaks Drive                                      Jeffrey Co. (1992 to present);
Warren, NJ 07059                                       Director of QMED (1999 to
                                                       present).

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
                           POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
NAME, BIRTH DATE           HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory             Director          Since     Retired; Director of Brown           13             None
Birth Date:                                  1999      Brothers Harriman Ltd. (subsidiary
July 31, 1932                                          of Brown Brothers Harriman & Co.)
Greenway Farm,                                         (until December 2001); Advisor to
Tockenham, Swindon,                                    RAF Central Fund (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy               Director          Since     Private Investor.                    13             None
Birth Date:                                  1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                  Director          Since     Retired; Executive Vice President    13             None
Miltenberger                                 1992      and Chief Financial Officer of
Birth Date:                                            Richard K. Mellon and Sons (until
November 8, 1938                                       June 1998); Vice President and
503 Darlington Road                                    Treasurer of Richard King Mellon
Ligonier, PA 15658                                     Foundation (until June 1998);
                                                       Trustee, R.K. Mellon Family Trusts
                                                       (1981-June 2003); General Partner,
                                                       Mellon Family Investment Company
                                                       IV, V and VI (1983-2002); Director
                                                       of Aerostructures Corporation
                                                       (aircraft manufacturer) (1996-July
                                                       2003).

OFFICERS

Charles O. Izard           President         Since     President of the Corporation, BBH    N/A            N/A
Birth Date:                                  2003      Trust, BBH Common Settlement Fund,
May 2, 1959                                            Inc., BBH Common Settlement Fund
140 Broadway                                           II, Inc. and the BBH U.S. Money
New York, NY 10005                                     Market Portfolio (since November
                                                       2002); Managing Director (since
                                                       January 2001), Senior Vice
                                                       President (1995-December 2000) of
                                                       Brown Brothers Harriman & Co.
                                                       ("BBH & Co.")

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
                           POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
NAME, BIRTH DATE           HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Martins         Vice President,   Since     Vice President, Treasurer,           N/A            N/A
Birth Date:                Treasurer,        2002      Principal Accounting Officer and
November 5, 1965           Principal                   Principal Financial Officer of the
140 Broadway               Accounting                  Corporation, BBH Trust, BBH Common
New York, NY 10005         Officer and                 Settlement Fund, Inc., BBH Common
                           Principal                   Settlement Fund II, Inc. and the
                           Financial                   BBH U.S. Money Market Portfolio;
                           Officer                     Vice President (since April 2002)
                                                       and Assistant Vice President
                                                       (December 1996-March 2002) of BBH
                                                       & Co.

Gail C. Jones              Secretary         Since     Secretary of the Corporation, BBH    N/A            N/A
Birth Date:                                  2002      Trust, BBH Common Settlement Fund,
October 26, 1953                                       Inc., BBH Common Settlement Fund
1001 Liberty Avenue                                    II, Inc. and the BBH U.S. Money
Pittsburgh,                                            Market Portfolio (since August
PA 15222-3779                                          2002); Counsel, ReedSmith, LLP
                                                       (since October 2002); Corporate
                                                       Counsel (January 1997-September
                                                       2002) and Vice President (January
                                                       1999-September 2002) of Federated
                                                       Services Company.

Peter J. Germain           Vice President    Since     Vice President of the Corporation,   N/A            N/A
Birth Date:                                  2002      BBH Trust, BBH Common Settlement
September 3, 1959                                      Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                    Fund II, Inc. and the BBH U.S.
Pittsburgh,                                            Money Market Portfolio (since
PA 15222-3779                                          August 2002); Senior Vice
                                                       President (since November 1997) of
                                                       Federated Services Company.

Judith J. Mackin           Vice President    Since     Vice President of the Corporation,   N/A            N/A
Birth Date:                                  2002      BBH Trust, BBH Common Settlement
May 30, 1960                                           Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                    Fund II, Inc. and the BBH U.S.
Pittsburgh,                                            Money Market Portfolio (since
PA 15222-3779                                          August 2002); Vice President
                                                       (since November 1997) of Federated
                                                       Services Company.

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
                           POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
NAME, BIRTH DATE           HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari          Assistant         Since     Assistant Secretary of the           N/A            N/A
Birth Date:                Secretary         2002      Corporation, BBH Trust, BBH Common
November 17, 1961                                      Settlement Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and the
Pittsburgh,                                            BBH U.S. Money Market Portfolio
PA 15222-3779                                          (since August 2002); Partner,
                                                       ReedSmith, LLP (since October
                                                       2002); Vice President (March
                                                       1996-September 2002) and Senior
                                                       Corporate Counsel (July
                                                       1998-September 2002) of Federated
                                                       Investors, Inc.

Nancy D. Osborn            Assistant         Since     Assistant Secretary of the           N/A            N/A
Birth Date:                Secretary         2002      Corporation, BBH Trust, BBH Common
May 4, 1966                                            Settlement Fund, Inc., BBH Common
140 Broadway                                           Settlement Fund II, Inc. and the
New York, NY 10005                                     BBH U.S. Money Market Portfolio
                                                       (since August 2002); Assistant
                                                       Vice President (since April 2003)
                                                       and Associate (April 1996-March
                                                       2003) of BBH & Co.

John C. Smith              Assistant         Since     Assistant Treasurer of the           N/A            N/A
Birth Date:                Treasurer         2002      Corporation, BBH Trust, BBH Common
August 2, 1965                                         Settlement Fund, Inc., BBH Common
50 Milk Street                                         Settlement Fund II, Inc. and the
Boston, MA 02109                                       BBH U.S. Money Market Portfolio
                                                       (since August 2002); Assistant
                                                       Vice President (since September
                                                       2001), Associate (September
                                                       2000-August 2001) and Senior
                                                       Analyst (June 1999-August 2000) of
                                                       BBH & Co.; Manager, Fund
                                                       Administration (June 1997-May
                                                       1999), State Street Bank and Trust
                                                       Company.

                                             TERM OF                                        NUMBER OF
                                             OFFICE#                                        FUNDS
                                             AND                                            IN FUND        OTHER
                           POSITION(S)       LENGTH                                         COMPLEX        DIRECTORSHIPS
NAME, BIRTH DATE           HELD WITH         OF TIME   PRINCIPAL OCCUPATION(S)              OVERSEEN       HELD BY
AND ADDRESS                CORPORATION       SERVED    DURING PAST 5 YEARS                  BY DIRECTOR^   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin         Assistant         Since     Assistant Treasurer of the           N/A            N/A
Birth Date:                Treasurer         2002      Corporation, BBH Trust, BBH Common
February 23, 1965                                      Settlement Fund, Inc., BBH Common
50 Milk Street                                         Settlement Fund II, Inc. and the
Boston, MA 02109                                       BBH U.S. Money Market Portfolio
                                                       (since August 2002); Vice
                                                       President (since April 2003),
                                                       Assistant Vice President (April
                                                       2001-March 2003), and Associate
                                                       (May 1992-March 2001) of BBH & Co.

# EACH DIRECTOR OF THE CORPORATION HOLDS OFFICE UNTIL HE OR SHE ATTAINS THE AGE OF 70 (72, IN THE CASE OF DIRECTORS WHO WERE ELECTED AS SUCH BEFORE JANUARY 1, 2000), OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED FROM OFFICE IN ACCORDANCE WITH THE PROVISIONS OF THE CORPORATION'S ARTICLES OF INCORPORATION. ALL OFFICERS OF THE CORPORATION HOLD OFFICE FOR ONE YEAR AND UNTIL THEIR RESPECTIVE SUCCESSORS ARE CHOSEN AND QUALIFIED (SUBJECT TO THE ABILITY OF THE DIRECTORS TO REMOVE ANY OFFICER IN ACCORDANCE WITH THE CORPORATION'S BY-LAWS).

^ THE FUND COMPLEX CONSISTS OF THE CORPORATION, BBH TRUST, BBH COMMON SETTLEMENT FUND, INC., BBH COMMON SETTLEMENT FUND II, INC. AND BBH U.S. MONEY MARKET PORTFOLIO. THE CORPORATION, WHICH HAS SIX SERIES, AND BBH TRUST, WHICH HAS FOUR SERIES, ARE EACH COUNTED AS ONE "FUND" FOR PURPOSES OF THIS TABLE.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

ITEM 2.  CODE OF ETHICS.

(a) As of October 31, 2003 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) The Corporation's board has designated two members of the audit committee as financial experts.
b) The independent audit committee members
 Arthur Miltenberger and David Feldman are the designated audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  The Corporation has a separately designated
 audit committee.    The members of the audit
 committee are:  Eugene P. Beard ,Richard
Carpenter, David P. Feldman, J. Angus Ivory,
 Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable all series of the trust are open end management investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, Charles O. Izard, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed Securities Fund,
 BBH Broad Market Fixed Income Fund,
 BBH Tax-Efficient Equity Fund, BBH International
Equity Fund, BBH European Equity Fund and
 BBH Pacific Basin Equity Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.  all significant deficiencies in the
 design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and
report financial data and have
 identified for the registrant's
 auditors any material weaknesses in
internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: December 31, 2003


_______________________________________
Charles O. Izard
President - Principal Executive Officer



I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed Securities Fund,
 BBH Broad Market Fixed Income Fund,
 BBH Tax-Efficient Equity Fund, BBH International
Equity Fund, BBH European Equity Fund
 and BBH Pacific Basin Equity Fund ("registrant");

2.    Based on my knowledge, this report does
 not contain any untrue
      statement of a material fact or omi
t to state a material fact
      necessary to make the statements made,
in light of the circumstances under which
 such statements were made, not
misleading with respect
to the period covered by this report;

3.    Based on my knowledge, the financial
 statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows)
 of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the
Investment Company Act of 1940)
 for the registrant and have:

a.  designed such disclosure controls
 and procedures to ensure that material
 information relating to the registrant
 including its
consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this
report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date");
 and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's
 board of directors (or persons
 performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and
 report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could
 significantly affect internal controls
 subsequent to the date of our most
 recent evaluation,
including any corrective actions with
 regard to significant deficiencies and
material weaknesses.



Date: December 31, 2003



_______________________________________
Michael D. Martins
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. on behalf of BBH Inflation-Indexed Securities Fund, BBH Broad Market
Fixed Income Fund, BBH Tax-Efficient Equity Fund,
 BBH International Equity Fund, BBH European Equity
 Fund and BBH Pacific Basin Equity Fund
("registrant"),  hereby certify, to the best of our knowledge, that the  Registrant's  Report on Form  N-CSR for the
  period  ended 10/31/03
(the "Report") fully complies with the  requirements of
 Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: December 31, 2003



____________________________________________
Charles O. Izard
Title: President, Principal Executive Officer



Dated: December 31, 2003



____________________________________________
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)*
                           -----------------------------------------------------
                           Charles Izard, President
                           (Principle Executive Officer)
Date:  December 31, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date:  December 31, 2003


* Print name and title of each signing officer under his or her signature.




OCTOBER NCSR PAGE 200 of 201